Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
November 30, 2022
STI-NPRT3-0123
1.810711.118
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	30,350	1,031,900
AST SpaceMobile, Inc. (a)(b)	79,690	459,811
AT&T, Inc.	11,923,251	229,880,279
ATN International, Inc.	17,036	824,713
Bandwidth, Inc. (a)	37,243	851,375
Charge Enterprises, Inc. (a)	176,008	373,137
Cogent Communications Group, Inc.	72,251	4,194,171
Consolidated Communications Holdings, Inc. (a)	110,609	511,014
EchoStar Holding Corp. Class A (a)(b)	61,823	1,075,720
Frontier Communications Parent, Inc. (a)(b)	375,739	9,682,794
Globalstar, Inc. (a)(b)	1,158,413	2,200,985
IDT Corp. Class B (a)	36,964	1,033,144
Iridium Communications, Inc. (a)	212,946	11,307,433
Liberty Global PLC:
Class A (a)	197,552	3,966,844
Class C (a)	550,109	11,376,254
Liberty Latin America Ltd.:
Class A (a)	54,858	424,601
Class C (a)	264,040	2,056,872
Lumen Technologies, Inc. (b)	1,588,804	8,690,758
Ooma, Inc. (a)	34,826	548,510
Radius Global Infrastructure, Inc. (a)	131,566	1,665,626
Starry Group Holdings, Inc. Class A (a)	177,206	33,315
Verizon Communications, Inc.	7,028,067	273,954,052
		566,143,308
Entertainment - 1.3%
Activision Blizzard, Inc.	1,187,622	87,824,647
AMC Entertainment Holdings, Inc. Class A (a)(b)	860,246	6,219,579
Ballantyne of Omaha, Inc. (a)	23,510	58,187
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	16,218	106,390
Cinedigm Corp. (a)(b)	172,863	82,145
Cinemark Holdings, Inc. (a)(b)	177,956	2,421,981
CuriosityStream, Inc. Class A (a)(b)	37,463	50,200
Dolphin Entertainment, Inc. (a)	7,242	18,177
Electronic Arts, Inc.	441,094	57,686,273
Endeavor Group Holdings, Inc. (a)	288,640	6,347,194
Gaia, Inc. Class A (a)	15,337	39,723
Genius Brands International, Inc. (a)(b)	560,662	409,844
Golden Matrix Group, Inc. (a)(b)	33,726	80,942
Liberty Media Corp. - Liberty Formula One:
Liberty Formula One Group Series C (a)	352,084	21,455,999
Liberty Media Class A (a)	32,992	1,813,570
Liberty Media Corp. Liberty Bra:
Liberty Braves Class A (a)(b)	24,095	798,026
Liberty Braves Class C (a)	55,573	1,810,568
Lions Gate Entertainment Corp.:
Class A (a)	179,930	1,374,665
Class B (a)	119,348	849,758
Live Nation Entertainment, Inc. (a)	238,264	17,336,089
LiveOne, Inc. (a)(b)	76,855	52,261
Madison Square Garden Entertainment Corp. (a)(b)	44,854	2,158,374
Madison Square Garden Sports Corp.	29,890	4,867,288
Marcus Corp. (b)	41,151	668,292
Motorsport Games, Inc. Class A (a)(b)	314	1,564
Netflix, Inc. (a)	744,199	227,375,120
Playstudios, Inc. Class A (a)	136,116	568,965
Playtika Holding Corp. (a)	174,909	1,652,890
Reading International, Inc. Class A (a)	27,398	88,222
Reservoir Media, Inc. (a)(b)	52,019	328,760
Roblox Corp. (a)	602,269	19,134,086
Roku, Inc. Class A (a)	201,152	11,942,394
Sciplay Corp. (A Shares) (a)	39,902	639,230
Skillz, Inc. (a)(b)	515,060	504,192
Take-Two Interactive Software, Inc. (a)	262,046	27,695,642
The Walt Disney Co. (a)	3,050,940	298,595,498
Warner Bros Discovery, Inc. (a)	3,697,833	42,155,296
Warner Music Group Corp. Class A	195,768	6,708,969
World Wrestling Entertainment, Inc. Class A (b)	71,270	5,693,048
		857,614,048
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	10,024,393	1,012,363,449
Class C (a)	8,969,189	909,924,224
Angi, Inc. (a)	120,975	269,774
Bumble, Inc. (a)	130,251	3,172,914
BuzzFeed, Inc. (a)(b)	73,974	85,070
CarGurus, Inc. Class A (a)	154,246	2,017,538
Cars.com, Inc. (a)	110,752	1,636,915
DHI Group, Inc. (a)	72,006	404,674
Eventbrite, Inc. (a)	139,402	1,016,241
EverQuote, Inc. Class A (a)	31,519	340,405
FaZe Holdings, Inc. Class A (a)(b)	41,922	85,102
fuboTV, Inc. (a)(b)	302,238	843,244
IAC, Inc. (a)	132,916	6,897,011
Izea Worldwide, Inc. (a)(b)	76,210	50,375
Kubient, Inc. (a)(b)	10,430	10,328
Liberty TripAdvisor Holdings, Inc. (a)	107,591	94,680
Match Group, Inc. (a)	473,753	23,952,952
MediaAlpha, Inc. Class A (a)	40,315	478,539
Meta Platforms, Inc. Class A (a)	3,814,971	450,548,075
Nextdoor Holdings, Inc. (a)(b)	219,382	493,610
Outbrain, Inc. (a)	61,295	237,825
Pinterest, Inc. Class A (a)	974,487	24,771,460
QuinStreet, Inc. (a)	87,339	1,242,834
Shutterstock, Inc.	39,252	2,112,543
Snap, Inc. Class A (a)	1,724,558	17,780,193
Society Pass, Inc.	4,312	6,554
Super League Gaming, Inc. (a)(b)	63,028	42,960
System1, Inc. (a)	36,839	192,668
The Arena Group Holdings, Inc. (b)	23,034	316,026
Travelzoo, Inc. (a)	7,598	40,649
TripAdvisor, Inc. (a)	171,554	3,497,986
TrueCar, Inc. (a)	153,372	381,896
Vimeo, Inc. (a)	270,195	1,156,435
Vinco Ventures, Inc. (a)(b)	350,677	235,164
Wejo Group Ltd. (a)	49,984	47,150
Yelp, Inc. (a)	115,992	3,589,952
Zedge, Inc. (a)	20,075	47,979
Ziff Davis, Inc. (a)	78,337	7,227,372
ZipRecruiter, Inc. (a)(b)	94,188	1,559,753
Zoominfo Technologies, Inc. (a)	453,866	12,980,568
		2,492,153,087
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	57,507	110,989
Advantage Solutions, Inc. Class A (a)(b)	170,835	423,671
Altice U.S.A., Inc. Class A (a)	355,788	1,622,393
AMC Networks, Inc. Class A (a)	47,913	956,343
Audacy, Inc. Class A (a)	191,452	54,966
Boston Omaha Corp. (a)(b)	34,508	988,654
Cable One, Inc.	8,165	5,913,828
Cardlytics, Inc. (a)	53,560	240,484
Cbdmd, Inc. (a)(b)	50,529	13,643
Charter Communications, Inc. Class A (a)	185,324	72,515,428
Clear Channel Outdoor Holdings, Inc. (a)	791,425	894,310
Comcast Corp. Class A	7,370,263	270,046,436
comScore, Inc. (a)(b)	146,166	197,324
Cumulus Media, Inc. (a)	27,829	203,708
Daily Journal Corp. (a)	1,984	545,600
DallasNews Corp.	3,909	17,161
Digital Media Solutions, Inc. Class A (a)(b)	25,067	42,865
DISH Network Corp. Class A (a)	421,166	6,759,714
E.W. Scripps Co. Class A (a)	95,768	1,434,605
Emerald Holding, Inc. (a)	42,037	161,422
Entravision Communication Corp. Class A	94,991	528,150
Fluent, Inc. (a)	74,191	95,706
Fox Corp.:
Class A	626,457	20,328,530
Class B	115,318	3,519,505
Gannett Co., Inc. (a)(b)	219,560	548,900
Gray Television, Inc.	143,029	1,673,439
Harte-Hanks, Inc. (a)	10,160	102,006
iHeartMedia, Inc. (a)	179,686	1,444,675
Innovid Corp. (a)(b)	131,249	388,497
Insignia Systems, Inc. (a)(b)	507	4,558
Integral Ad Science Holding Corp. (a)	66,064	657,337
Interpublic Group of Companies, Inc.	653,563	22,456,425
John Wiley & Sons, Inc. Class A	71,807	3,404,370
Lee Enterprises, Inc. (a)	8,452	152,136
Liberty Broadband Corp.:
Class A (a)	25,365	2,287,923
Class C (a)	211,067	19,177,548
Liberty Media Corp. Liberty Sir:
Liberty SiriusXM Series A (a)(b)	39,628	1,736,499
Liberty SiriusXM Series C (a)	339,910	14,898,255
Loyalty Ventures, Inc. (a)	31,511	75,942
Magnite, Inc. (a)	192,035	2,133,509
Marchex, Inc. Class B (a)	35,256	59,935
Mediaco Holding, Inc. (a)	178	192
National CineMedia, Inc.	107,997	45,974
News Corp.:
Class A	645,642	12,364,044
Class B	200,465	3,899,044
Nexstar Broadcasting Group, Inc. Class A	64,973	12,316,282
Nextplay Technologies, Inc. (a)	100,008	16,181
Omnicom Group, Inc.	341,889	27,269,067
Paramount Global:
Class A (b)	72,740	1,664,291
Class B (b)	775,861	15,579,289
PubMatic, Inc. (a)(b)	71,046	1,113,291
Saga Communications, Inc. Class A	7,361	189,546
Salem Communications Corp. Class A (a)	7,646	10,169
Scholastic Corp.	50,277	2,067,390
Sinclair Broadcast Group, Inc. Class A	77,434	1,437,175
Sirius XM Holdings, Inc. (b)	1,164,143	7,555,288
Stagwell, Inc. (a)(b)	172,591	1,287,529
TechTarget, Inc. (a)	45,171	2,062,508
TEGNA, Inc.	370,009	7,303,978
The New York Times Co. Class A	277,799	10,181,333
The Trade Desk, Inc. (a)	743,046	38,742,418
Thryv Holdings, Inc. (a)	50,898	976,224
Townsquare Media, Inc. (a)	9,598	71,313
Urban One, Inc.:
Class A (a)	10,957	54,675
Class D (non-vtg.) (a)	38,819	170,804
WideOpenWest, Inc. (a)	83,183	863,440
		606,058,834
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	106,885	1,677,026
KORE Group Holdings, Inc. (a)	53,177	126,561
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	86,160	1,677,535
Spok Holdings, Inc.	30,552	248,082
SurgePays, Inc. (a)(b)	16,874	111,200
T-Mobile U.S., Inc. (a)	1,005,618	152,310,902
Telephone & Data Systems, Inc.	161,500	1,702,210
U.S. Cellular Corp. (a)	28,689	609,928
		158,502,192
TOTAL COMMUNICATION SERVICES		4,680,471,469
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Adient PLC (a)	158,942	6,189,201
American Axle & Manufacturing Holdings, Inc. (a)	194,418	2,023,891
Aptiv PLC (a)	453,366	48,360,551
Autoliv, Inc.	130,342	11,522,233
BorgWarner, Inc.	395,966	16,832,515
Cooper-Standard Holding, Inc. (a)(b)	28,839	203,892
Dana, Inc.	210,769	3,711,642
Dorman Products, Inc. (a)	47,033	4,216,038
Fox Factory Holding Corp. (a)	70,588	7,489,387
Garrett Motion, Inc. (a)(b)	92,281	653,349
Gentex Corp.	394,231	11,393,276
Gentherm, Inc. (a)	55,338	3,961,647
Holley, Inc. (a)	86,002	235,645
Horizon Global Corp. (a)	37,011	23,968
LCI Industries	42,170	4,168,926
Lear Corp.	99,182	14,306,012
Luminar Technologies, Inc. (a)(b)	379,233	2,904,925
Modine Manufacturing Co. (a)	86,585	1,833,004
Motorcar Parts of America, Inc. (a)(b)	29,851	336,421
Patrick Industries, Inc.	36,284	2,029,364
QuantumScape Corp. Class A (a)(b)	449,103	3,363,781
Solid Power, Inc. (a)	179,303	658,042
Standard Motor Products, Inc.	32,227	1,237,839
Stoneridge, Inc. (a)	43,731	1,035,987
Strattec Security Corp. (a)	4,907	121,890
Superior Industries International, Inc. (a)	42,371	197,025
Sypris Solutions, Inc. (a)	11,882	26,972
The Goodyear Tire & Rubber Co. (a)	470,965	5,284,227
Visteon Corp. (a)	47,055	6,907,674
Worksport Ltd. (a)(b)	29,425	46,197
XL Fleet Corp. (Class A) (a)	173,152	166,226
XPEL, Inc. (a)(b)	32,378	2,219,512
		163,661,259
Automobiles - 1.7%
Arcimoto, Inc. (a)(b)	2,158	16,077
AYRO, Inc. (a)(b)	34,158	19,972
Canoo, Inc. (a)(b)	232,462	311,499
Envirotech Vehicles, Inc. (a)(b)	23,929	74,419
Faraday Future Intelligent Electric, Inc. (a)(b)	202,412	64,994
Fisker, Inc. (a)(b)	248,146	1,920,650
Ford Motor Co.	6,601,650	91,762,935
General Motors Co.	2,438,131	98,890,593
Harley-Davidson, Inc.	221,932	10,459,655
Lordstown Motors Corp. Class A (a)(b)	284,604	472,443
Lucid Group, Inc. Class A (a)(b)	975,695	9,893,547
Mullen Automotive, Inc. (a)(b)	664,972	127,741
Rivian Automotive, Inc.	912,680	29,242,267
Tesla, Inc. (a)	4,455,124	867,412,643
Thor Industries, Inc. (b)	91,517	7,883,274
Volcon, Inc. (a)	15,265	18,165
Winnebago Industries, Inc.	53,934	3,159,993
Workhorse Group, Inc. (a)(b)	283,474	651,990
		1,122,382,857
Distributors - 0.1%
Amcon Distributing Co. (b)	152	24,320
Educational Development Corp.	5,163	15,386
Funko, Inc. (a)(b)	56,101	532,960
Genuine Parts Co.	236,880	43,427,210
LKQ Corp.	435,723	23,672,831
Pool Corp.	66,263	21,827,695
Weyco Group, Inc.	9,583	245,325
		89,745,727
Diversified Consumer Services - 0.1%
2U, Inc. (a)	131,391	1,055,070
ADT, Inc.	356,430	3,329,056
Adtalem Global Education, Inc. (a)	74,686	3,106,938
American Public Education, Inc. (a)	28,012	359,954
Aspen Group, Inc. (a)	21,363	7,971
Bright Horizons Family Solutions, Inc. (a)	97,254	7,216,247
Carriage Services, Inc.	23,992	603,399
Chegg, Inc. (a)	213,131	6,359,829
Coursera, Inc. (a)	145,268	2,025,036
Duolingo, Inc. (a)	40,834	2,844,905
European Wax Center, Inc. (b)	42,625	618,063
Frontdoor, Inc. (a)	135,535	3,167,453
Graham Holdings Co.	6,298	4,053,897
Grand Canyon Education, Inc. (a)	54,253	6,134,387
H&R Block, Inc.	266,083	11,630,488
Laureate Education, Inc. Class A	225,207	2,360,169
Lincoln Educational Services Corp. (a)	39,148	258,768
Mister Car Wash, Inc. (a)(b)	132,500	1,356,800
Nerdy, Inc. Class A (a)(b)	99,862	210,709
OneSpaWorld Holdings Ltd. (a)	94,442	941,587
Perdoceo Education Corp. (a)	108,375	1,555,181
Regis Corp. (a)	39,837	51,788
Rover Group, Inc. Class A (a)	164,278	791,820
Service Corp. International	263,755	18,845,295
Strategic Education, Inc.	37,303	3,051,385
Stride, Inc. (a)	69,044	2,444,848
The Beachbody Co., Inc. (a)(b)	232,790	162,953
Udemy, Inc. (a)	107,293	1,522,488
Universal Technical Institute, Inc. (a)	52,955	383,394
Vivint Smart Home, Inc. Class A (a)	79,191	734,892
Wag! Group Co. (a)(b)	16,732	43,838
WW International, Inc. (a)(b)	96,850	399,991
Xwell, Inc. (a)(b)	140,249	58,203
		87,686,802
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	93,729	801,383
Airbnb, Inc. Class A (a)	667,471	68,175,488
Allied Esports Entertainment, Inc. (a)	25,037	34,551
ARAMARK Holdings Corp.	429,184	17,854,054
Bally's Corp. (a)	46,457	1,161,425
Biglari Holdings, Inc.:
Class A (a)	174	120,930
Class B (a)	1,581	227,443
BJ's Restaurants, Inc. (a)	37,258	1,195,237
Bloomin' Brands, Inc.	146,725	3,304,247
Bluegreen Vacations Holding Corp. Class A	17,942	386,650
Booking Holdings, Inc. (a)	66,358	137,988,143
Bowlero Corp. Class A (a)(b)	58,244	813,086
Boyd Gaming Corp.	135,605	8,316,655
Brinker International, Inc. (a)	71,650	2,396,693
BurgerFi International, Inc. (a)(b)	21,228	31,417
Caesars Entertainment, Inc. (a)	357,498	18,164,473
Canterbury Park Holding Co.	5,046	144,820
Carnival Corp. (a)(b)	1,646,126	16,346,031
Carrols Restaurant Group, Inc. (a)	60,237	89,753
Century Casinos, Inc. (a)	39,038	291,614
Chipotle Mexican Grill, Inc. (a)	46,397	75,486,063
Choice Hotels International, Inc.	48,173	5,935,877
Churchill Downs, Inc.	55,496	12,317,892
Chuy's Holdings, Inc. (a)	33,724	1,068,714
Cracker Barrel Old Country Store, Inc. (b)	39,262	4,507,278
Darden Restaurants, Inc.	204,641	30,080,181
Dave & Buster's Entertainment, Inc. (a)	69,960	2,774,614
Denny's Corp. (a)	103,084	1,292,673
Dine Brands Global, Inc.	26,090	1,946,053
Domino's Pizza, Inc.	59,891	23,281,428
Draftkings Holdings, Inc. (a)(b)	748,698	11,470,053
Drive Shack, Inc. (a)(b)	119,769	51,620
Dutch Bros, Inc. (a)(b)	43,286	1,633,614
Ebet, Inc. (a)(b)	3,383	2,236
El Pollo Loco Holdings, Inc.	26,883	293,025
Esports Entertainment Group, Inc. (a)(b)	23,795	2,824
Everi Holdings, Inc. (a)	147,663	2,468,925
Expedia, Inc. (a)	254,064	27,144,198
F45 Training Holdings, Inc. (a)	66,974	180,160
FAT Brands, Inc. Class B	2,371	16,550
Fiesta Restaurant Group, Inc. (a)	35,860	233,807
First Watch Restaurant Group, Inc. (a)	21,106	330,942
Full House Resorts, Inc. (a)	53,281	407,600
GAN Ltd. (a)	71,082	95,250
Global Business Travel Group, Inc. (a)(b)	21,894	108,813
Golden Entertainment, Inc. (a)	36,293	1,608,143
Good Times Restaurants, Inc. (a)	5,599	13,550
Hall of Fame Resort & Entertainment Co. (a)(b)	89,097	53,423
Hilton Grand Vacations, Inc. (a)	137,043	6,032,633
Hilton Worldwide Holdings, Inc.	457,618	65,265,479
Hyatt Hotels Corp. Class A (a)	83,907	8,417,550
Inspirato, Inc. (a)	32,286	60,052
Inspired Entertainment, Inc. (a)	44,757	547,826
Jack in the Box, Inc.	35,134	2,540,188
Krispy Kreme, Inc.	111,399	1,717,773
Kura Sushi U.S.A., Inc. Class A (a)	6,490	426,393
Las Vegas Sands Corp. (a)	548,106	25,673,285
Life Time Group Holdings, Inc. (a)(b)	93,839	1,203,954
Light & Wonder, Inc. Class A (a)	156,889	10,161,701
Lindblad Expeditions Holdings (a)	56,117	509,542
Lottery.Com, Inc. (a)(b)	82,135	23,507
Marriott International, Inc. Class A	460,717	76,179,556
Marriott Vacations Worldwide Corp.	66,427	9,896,294
McDonald's Corp.	1,229,943	335,516,151
Membership Collective Group, Inc. Class A (a)(b)	74,471	335,120
MGM Resorts International	544,854	20,083,318
Monarch Casino & Resort, Inc. (a)	22,194	1,883,161
Nathan's Famous, Inc.	6,187	420,097
Noodles & Co. (a)	63,938	352,298
Norwegian Cruise Line Holdings Ltd. (a)(b)	710,667	11,683,365
Papa John's International, Inc.	53,498	4,454,243
Penn Entertainment, Inc. (a)	265,952	9,358,851
Planet Fitness, Inc. (a)	140,848	11,036,849
Playa Hotels & Resorts NV (a)	219,671	1,350,977
PlayAGS, Inc. (a)	49,322	261,407
Portillo's, Inc. (a)	60,854	1,228,642
Potbelly Corp. (a)	36,935	205,728
Rave Restaurant Group, Inc. (a)	6,403	11,461
RCI Hospitality Holdings, Inc.	14,203	1,292,757
Red Robin Gourmet Burgers, Inc. (a)	25,958	215,192
Red Rock Resorts, Inc.	81,419	3,668,740
Royal Caribbean Cruises Ltd. (a)(b)	367,345	22,014,986
Rush Street Interactive, Inc. (a)	87,753	309,768
Ruth's Hospitality Group, Inc.	49,781	871,665
SeaWorld Entertainment, Inc. (a)	68,979	3,935,942
Shake Shack, Inc. Class A (a)	62,792	3,302,859
Six Flags Entertainment Corp. (a)(b)	121,554	2,928,236
Sonder Holdings, Inc. (a)(b)	238,427	422,016
Starbucks Corp.	1,920,380	196,262,836
Sweetgreen, Inc. Class A (b)	122,818	1,759,982
Target Hospitality Corp. (a)(b)	40,329	583,157
Texas Roadhouse, Inc. Class A	111,134	11,037,829
The Cheesecake Factory, Inc. (b)	83,631	2,930,430
The ONE Group Hospitality, Inc. (a)(b)	36,136	238,136
Travel+Leisure Co.	140,626	5,466,133
Vacasa, Inc. Class A (a)(b)	136,660	214,556
Vail Resorts, Inc.	67,359	17,347,637
Wendy's Co.	283,943	6,405,754
Wingstop, Inc.	49,838	8,248,687
Wyndham Hotels & Resorts, Inc.	151,905	11,137,675
Wynn Resorts Ltd. (a)	173,195	14,489,494
Xponential Fitness, Inc. (a)	29,925	662,540
Yum! Brands, Inc.	476,366	61,289,250
		1,466,523,257
Household Durables - 0.4%
Aterian, Inc. (a)(b)	120,266	129,887
Bassett Furniture Industries, Inc.	12,880	244,591
Beazer Homes U.S.A., Inc. (a)	48,298	659,268
Cavco Industries, Inc. (a)	13,634	3,130,775
Century Communities, Inc.	48,941	2,356,999
Cricut, Inc. (a)(b)	65,540	538,739
D.R. Horton, Inc.	530,563	45,628,418
Dixie Group, Inc. (a)	7,832	7,783
Dream Finders Homes, Inc. (a)(b)	37,140	365,458
Emerson Radio Corp. (a)	16,730	9,489
Ethan Allen Interiors, Inc.	37,945	1,079,535
Flexsteel Industries, Inc.	10,259	151,833
Garmin Ltd.	258,171	24,007,321
GoPro, Inc. Class A (a)	212,794	1,166,111
Green Brick Partners, Inc. (a)	44,076	1,065,758
Hamilton Beach Brands Holding Co. Class A	10,452	148,418
Helen of Troy Ltd. (a)	40,396	3,980,622
Hooker Furnishings Corp.	18,614	316,624
Hovnanian Enterprises, Inc. Class A (a)	8,315	399,203
Installed Building Products, Inc.	38,994	3,311,760
iRobot Corp. (a)(b)	44,313	2,308,264
KB Home	139,864	4,390,331
Koss Corp. (a)(b)	11,662	74,637
La-Z-Boy, Inc.	74,632	2,032,229
Landsea Homes Corp. (a)	19,593	107,566
Legacy Housing Corp. (a)	15,990	280,145
Leggett & Platt, Inc.	220,530	7,853,073
Lennar Corp.:
Class A	416,496	36,580,844
Class B	35,557	2,581,794
LGI Homes, Inc. (a)	34,423	3,419,581
Lifetime Brands, Inc.	17,450	146,755
Live Ventures, Inc. (a)	1,880	47,573
Lovesac (a)(b)	25,186	656,095
M.D.C. Holdings, Inc.	95,520	3,097,714
M/I Homes, Inc. (a)	46,618	2,106,201
Meritage Homes Corp. (a)	61,472	5,311,796
Mohawk Industries, Inc. (a)	88,246	8,941,967
Nephros, Inc. (a)	3,446	3,584
Newell Brands, Inc.	626,226	8,122,151
Nova LifeStyle, Inc. (a)	3,687	1,880
NVR, Inc. (a)	5,153	23,904,819
PulteGroup, Inc.	389,575	17,445,169
Purple Innovation, Inc. (a)(b)	72,223	364,726
Skyline Champion Corp. (a)	88,988	4,626,486
Snap One Holdings Corp. (a)	30,708	249,042
Sonos, Inc. (a)	213,285	3,738,886
Taylor Morrison Home Corp. (a)	189,606	5,762,126
Tempur Sealy International, Inc.	287,914	9,147,028
Toll Brothers, Inc.	178,381	8,546,234
TopBuild Corp. (a)	54,276	8,362,846
Traeger, Inc. (a)(b)	103,332	330,662
TRI Pointe Homes, Inc. (a)	165,098	3,044,407
Tupperware Brands Corp. (a)	63,851	295,630
Universal Electronics, Inc. (a)	23,102	505,241
Vizio Holding Corp. (a)(b)	92,286	949,623
VOXX International Corp. (a)	27,867	306,258
Vuzix Corp. (a)(b)	97,307	405,770
Weber, Inc. (b)	30,501	207,407
Whirlpool Corp.	91,158	13,357,382
ZAGG, Inc. rights (a)(c)	43,858	3,947
		278,316,461
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	43,802	370,565
1stDibs.com, Inc. (a)(b)	32,279	194,320
Amazon.com, Inc. (a)	14,821,643	1,430,881,415
BARK, Inc. (a)	187,609	311,431
Boxed, Inc. Class A (a)	112,044	41,165
CarParts.com, Inc. (a)(b)	91,930	498,261
Chewy, Inc. (a)(b)	152,253	6,566,672
ContextLogic, Inc. (a)	861,614	632,166
Doordash, Inc. (a)	437,274	25,471,211
Duluth Holdings, Inc. (a)(b)	20,432	178,984
eBay, Inc.	916,853	41,661,800
Etsy, Inc. (a)	211,470	27,933,072
Groupon, Inc. (a)(b)	35,364	294,582
Grove Collaborative Holdings, Inc. Class A (a)	63,396	39,065
iMedia Brands, Inc. (a)(b)	24,675	14,534
Lands' End, Inc. (a)	23,736	274,388
Liquidity Services, Inc. (a)	47,418	791,406
Lulu's Fashion Lounge Holdings, Inc. (b)	14,593	56,183
Lyft, Inc. (a)	517,015	5,800,908
Overstock.com, Inc. (a)(b)	75,715	2,015,533
PetMed Express, Inc. (b)	36,754	727,729
Polished.Com, Inc. (a)(b)	168,222	116,090
Porch Group, Inc. Class A (a)(b)	153,179	312,485
Poshmark, Inc. (a)	77,131	1,375,246
Quotient Technology, Inc. (a)	146,280	431,526
Qurate Retail, Inc. Series A	576,339	1,354,397
Remark Holdings, Inc. (a)(b)	139,324	33,438
Rent the Runway, Inc. Class A (a)(b)	77,038	102,461
Revolve Group, Inc. (a)(b)	67,659	1,787,551
RumbleON, Inc. Class B (a)	19,100	145,733
Stitch Fix, Inc. (a)(b)	124,433	502,709
The RealReal, Inc. (a)(b)	165,483	246,570
thredUP, Inc. (a)	93,019	116,274
Uber Technologies, Inc. (a)	3,309,952	96,452,001
Vivid Seats, Inc. Class A (b)	51,628	402,698
Waitr Holdings, Inc. (a)(b)	6,886	5,721
Wayfair LLC Class A (a)(b)	128,864	4,721,577
Xometry, Inc. (a)(b)	48,624	2,053,392
		1,654,915,259
Leisure Products - 0.1%
Acushnet Holdings Corp.	53,583	2,435,347
American Outdoor Brands, Inc. (a)(b)	21,630	204,620
AMMO, Inc. (a)(b)	141,631	303,090
Brunswick Corp.	124,216	9,216,827
Clarus Corp.	54,243	451,302
Escalade, Inc.	10,982	111,028
Hasbro, Inc.	216,526	13,602,163
JAKKS Pacific, Inc. (a)	11,881	223,600
Johnson Outdoors, Inc. Class A	12,012	679,399
Latham Group, Inc. (a)	71,319	246,051
Malibu Boats, Inc. Class A (a)	34,585	1,995,900
Marine Products Corp.	18,594	216,620
MasterCraft Boat Holdings, Inc. (a)	30,461	783,457
Mattel, Inc. (a)	589,067	10,738,691
Nautilus, Inc. (a)(b)	53,757	79,560
Peloton Interactive, Inc. Class A (a)(b)	517,502	5,889,173
Polaris, Inc.	93,987	10,720,157
Smith & Wesson Brands, Inc.	77,606	913,423
Solo Brands, Inc. Class A (a)	38,754	168,580
Sturm, Ruger & Co., Inc.	28,496	1,565,285
Topgolf Callaway Brands Corp. (a)(b)	232,576	4,872,467
Vista Outdoor, Inc. (a)	93,207	2,607,000
YETI Holdings, Inc. (a)	144,702	6,495,673
		74,519,413
Multiline Retail - 0.5%
Big Lots, Inc. (b)	49,376	962,832
Dillard's, Inc. Class A	5,756	2,070,433
Dollar General Corp.	378,964	96,893,516
Dollar Tree, Inc. (a)	352,766	53,017,202
Franchise Group, Inc.	47,283	1,231,722
Kohl's Corp.	214,324	6,875,514
Macy's, Inc.	449,223	10,556,741
Nordstrom, Inc.	188,755	3,958,192
Ollie's Bargain Outlet Holdings, Inc. (a)	98,242	5,982,938
Target Corp.	776,028	129,650,998
Tuesday Morning Corp. (a)(b)	59,058	6,868
		311,206,956
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	84,035	2,015,159
Academy Sports & Outdoors, Inc.	142,545	7,195,672
Advance Auto Parts, Inc.	101,374	15,306,460
America's Car Mart, Inc. (a)	10,463	761,288
American Eagle Outfitters, Inc.	267,712	4,235,204
Arhaus, Inc. (b)	35,886	345,582
Arko Corp.	126,616	1,193,989
Asbury Automotive Group, Inc. (a)	37,272	6,992,973
AutoNation, Inc. (a)	64,398	7,979,556
AutoZone, Inc. (a)	32,585	84,036,715
Barnes & Noble Education, Inc. (a)	70,687	179,545
Bath & Body Works, Inc.	381,843	16,228,328
Bed Bath & Beyond, Inc. (a)(b)	114,801	390,323
Best Buy Co., Inc.	335,420	28,611,326
Big 5 Sporting Goods Corp.	38,656	479,721
Boot Barn Holdings, Inc. (a)	49,165	3,311,263
Brilliant Earth Group, Inc. Class A (a)	19,054	100,605
Build-A-Bear Workshop, Inc.	23,020	546,725
Burlington Stores, Inc. (a)	110,548	21,632,033
Caleres, Inc.	60,481	1,461,221
Camping World Holdings, Inc. (b)	65,207	1,795,149
CarLotz, Inc. Class A (a)(b)	137,648	23,056
CarMax, Inc. (a)(b)	266,441	18,480,348
Carvana Co. Class A (a)(b)	163,477	1,260,408
Chico's FAS, Inc. (a)	202,946	1,191,293
Citi Trends, Inc. (a)	15,082	455,778
Conn's, Inc. (a)(b)	29,861	297,416
Designer Brands, Inc. Class A	95,997	1,468,754
Destination XL Group, Inc. (a)	90,443	602,350
Dick's Sporting Goods, Inc. (b)	95,702	11,444,045
Envela Corp. (a)	402	2,078
EVgo, Inc. Class A (a)(b)	118,741	759,942
Express, Inc. (a)(b)	96,752	137,388
Five Below, Inc. (a)	92,715	14,914,135
Floor & Decor Holdings, Inc. Class A (a)(b)	177,813	13,270,184
Foot Locker, Inc.	132,367	5,268,207
GameStop Corp. Class A (b)	423,056	11,088,298
Gap, Inc.	367,898	5,349,237
Genesco, Inc. (a)	21,564	1,125,641
Group 1 Automotive, Inc.	26,491	5,121,770
GrowGeneration Corp. (a)(b)	113,152	768,302
Guess?, Inc.	55,111	1,144,104
Haverty Furniture Companies, Inc.	23,557	742,752
Hibbett, Inc.	21,427	1,428,324
J.Jill, Inc. (a)	5,575	141,828
JOANN, Inc.	13,717	68,997
Kirkland's, Inc. (a)(b)	25,171	96,657
Lazydays Holdings, Inc. (a)(b)	12,717	176,130
Leslie's, Inc. (a)(b)	244,148	3,564,561
Lithia Motors, Inc. Class A (sub. vtg.) (b)	46,034	11,016,397
LL Flooring Holdings, Inc. (a)	50,665	345,029
Lowe's Companies, Inc.	1,068,867	227,187,681
MarineMax, Inc. (a)	35,375	1,168,436
Monro, Inc.	53,112	2,415,003
Murphy U.S.A., Inc.	35,714	10,564,558
National Vision Holdings, Inc. (a)	129,900	5,255,754
O'Reilly Automotive, Inc. (a)	106,532	92,101,175
OneWater Marine, Inc. Class A (a)	18,903	617,939
Party City Holdco, Inc. (a)(b)	171,416	121,705
Penske Automotive Group, Inc. (b)	43,781	5,536,107
Petco Health & Wellness Co., Inc. (a)(b)	133,327	1,471,930
Rent-A-Center, Inc.	88,388	2,129,267
RH (a)	33,347	9,564,920
Ross Stores, Inc.	584,876	68,822,359
Sally Beauty Holdings, Inc. (a)	183,067	2,152,868
Shift Technologies, Inc. Class A (a)(b)	132,997	36,907
Shoe Carnival, Inc.	30,232	798,427
Signet Jewelers Ltd.	78,490	5,101,850
Sleep Number Corp. (a)(b)	36,322	1,062,419
Sonic Automotive, Inc. Class A (sub. vtg.)	30,618	1,627,041
Sportsman's Warehouse Holdings, Inc. (a)	71,936	706,412
The Aaron's Co., Inc.	54,327	662,246
The Buckle, Inc.	50,192	2,205,938
The Cato Corp. Class A (sub. vtg.)	41,620	432,848
The Children's Place, Inc. (a)	21,890	777,095
The Container Store Group, Inc. (a)	52,697	250,311
The Home Depot, Inc.	1,718,092	556,644,627
The ODP Corp. (a)	70,575	3,396,775
Tile Shop Holdings, Inc.	51,012	214,250
Tilly's, Inc.	36,368	345,496
TJX Companies, Inc.	1,959,835	156,884,792
Torrid Holdings, Inc. (a)(b)	13,880	56,353
Tractor Supply Co.	185,545	41,990,689
TravelCenters of America LLC (a)	21,123	1,080,441
Ulta Beauty, Inc. (a)	86,516	40,216,097
Urban Outfitters, Inc. (a)(b)	100,040	2,895,158
Victoria's Secret & Co. (a)	139,765	6,429,190
Volta, Inc. (a)(b)	210,537	103,647
Vroom, Inc. (a)(b)	203,379	250,156
Warby Parker, Inc. (a)(b)	103,360	1,760,221
Williams-Sonoma, Inc. (b)	115,157	13,461,853
Winmark Corp.	4,695	1,126,800
Zumiez, Inc. (a)(b)	26,429	614,474
		1,586,794,461
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	163,095	469,714
Capri Holdings Ltd. (a)	229,959	13,188,149
Carter's, Inc.	64,637	4,721,086
Charles & Colvard Ltd. (a)	34,272	30,845
Columbia Sportswear Co.	60,041	5,379,073
Crocs, Inc. (a)	103,072	10,410,272
Crown Crafts, Inc.	2,254	13,276
Culp, Inc.	17,685	90,724
Deckers Outdoor Corp. (a)	44,339	17,685,940
Delta Apparel, Inc. (a)	10,797	142,520
Fossil Group, Inc. (a)	73,749	351,783
G-III Apparel Group Ltd. (a)	70,446	1,523,747
Hanesbrands, Inc. (b)	582,964	3,917,518
Kontoor Brands, Inc.	81,701	3,549,908
Lakeland Industries, Inc. (a)(b)	10,472	139,592
Levi Strauss & Co. Class A (b)	164,259	2,715,201
lululemon athletica, Inc. (a)	194,133	73,830,721
Movado Group, Inc.	27,839	896,137
NIKE, Inc. Class B	2,115,748	232,076,398
Oxford Industries, Inc.	24,833	2,802,652
PLBY Group, Inc. (a)(b)	62,287	225,479
PVH Corp.	112,950	7,587,981
Ralph Lauren Corp.	72,477	8,198,598
Rocky Brands, Inc.	10,160	287,325
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	225,360	9,503,431
Steven Madden Ltd.	125,331	4,328,933
Superior Group of Companies, Inc.	16,600	166,000
Tapestry, Inc.	420,314	15,875,260
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	341,429	3,414,290
Class C (non-vtg.) (a)	296,999	2,589,831
Unifi, Inc. (a)	23,352	204,564
Vera Bradley, Inc. (a)	33,550	127,490
VF Corp.	552,920	18,146,834
Vince Holding Corp. (a)	3,162	24,727
Wolverine World Wide, Inc.	134,660	1,508,192
		446,124,191
TOTAL CONSUMER DISCRETIONARY		7,281,876,643
CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	257,867	44,998
Boston Beer Co., Inc. Class A (a)	16,024	6,159,145
Brown-Forman Corp.:
Class A	74,968	5,471,914
Class B (non-vtg.)	324,449	23,691,266
Celsius Holdings, Inc. (a)	67,354	7,499,194
Coca-Cola Bottling Co. Consolidated	7,622	3,748,500
Constellation Brands, Inc. Class A (sub. vtg.)	268,495	69,097,188
Duckhorn Portfolio, Inc. (a)	73,158	1,174,917
Keurig Dr. Pepper, Inc.	1,421,543	54,971,068
MGP Ingredients, Inc.	25,528	3,192,532
Molson Coors Beverage Co. Class B	314,706	17,343,448
Monster Beverage Corp. (a)	643,135	66,152,866
National Beverage Corp. (b)	39,999	2,061,148
PepsiCo, Inc.	2,305,910	427,769,364
REED'S, Inc. (a)(b)	103,117	13,199
Splash Beverage Group, Inc. (a)(b)	41,300	42,539
The Coca-Cola Co.	6,503,039	413,658,311
The Vita Coco Co., Inc. (a)	40,252	476,584
Vintage Wine Estates, Inc. (a)	65,670	218,024
Willamette Valley Vineyards, Inc. (a)	6,462	39,289
Zevia PBC (a)(b)	71,120	303,682
		1,103,129,176
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	266,038	5,573,496
Andersons, Inc.	53,699	2,067,412
BJ's Wholesale Club Holdings, Inc. (a)	225,824	16,990,998
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	85
warrants 11/4/28 (a)	20,436	31
warrants 11/4/28 (a)	20,436	13
Class A (a)(b)	35,908	36,626
Casey's General Stores, Inc.	62,078	15,086,196
Chefs' Warehouse Holdings (a)	58,721	2,281,311
Costco Wholesale Corp.	740,921	399,541,649
Grocery Outlet Holding Corp. (a)	147,512	4,465,188
HF Foods Group, Inc. (a)	55,310	245,576
Ingles Markets, Inc. Class A	24,368	2,463,605
Kroger Co.	1,088,698	53,553,055
MedAvail Holdings, Inc. (a)	18,315	7,676
Natural Grocers by Vitamin Cottage, Inc.	14,534	146,503
Performance Food Group Co. (a)	258,901	15,787,783
PriceSmart, Inc.	42,448	3,015,506
Rite Aid Corp. (a)(b)	92,312	468,022
SpartanNash Co.	62,031	2,037,718
Sprouts Farmers Market LLC (a)	178,044	6,112,251
Sysco Corp.	850,421	73,569,921
U.S. Foods Holding Corp. (a)	342,347	12,523,053
United Natural Foods, Inc. (a)	98,402	4,691,807
Village Super Market, Inc. Class A	15,048	339,182
Walgreens Boots Alliance, Inc.	1,198,670	49,744,805
Walmart, Inc.	2,383,453	363,285,906
Weis Markets, Inc.	28,274	2,465,776
		1,036,501,150
Food Products - 1.2%
Alico, Inc.	7,630	235,996
AppHarvest, Inc. (a)(b)	112,964	101,871
Arcadia Biosciences, Inc. (a)(b)	10,882	3,497
Archer Daniels Midland Co.	937,185	91,375,538
B&G Foods, Inc. Class A (b)	123,110	1,634,901
Barfresh Food Group, Inc. (a)	3,165	3,956
Benson Hill, Inc. (a)	215,182	669,216
Better Choice Co., Inc. (a)	17,919	12,197
Beyond Meat, Inc. (a)(b)	100,362	1,464,282
BRC, Inc. Class A (a)(b)	60,098	367,199
Bunge Ltd.	254,186	26,648,860
Cal-Maine Foods, Inc.	63,596	3,706,375
Calavo Growers, Inc.	29,166	1,019,643
Campbell Soup Co.	335,253	17,993,029
Coffee Holding Co., Inc.	10,373	24,480
Conagra Brands, Inc.	803,350	30,511,233
Darling Ingredients, Inc. (a)	268,297	19,271,774
Farmer Brothers Co. (a)	23,211	134,160
Flowers Foods, Inc.	321,504	9,661,195
Fresh Del Monte Produce, Inc.	52,012	1,439,692
Freshpet, Inc. (a)(b)	79,846	5,351,279
General Mills, Inc.	994,999	84,873,415
Hormel Foods Corp.	486,969	22,887,543
Hostess Brands, Inc. Class A (a)	231,302	6,106,373
Ingredion, Inc.	109,441	10,721,935
J&J Snack Foods Corp.	24,991	4,099,024
John B. Sanfilippo & Son, Inc.	16,536	1,400,434
Kalera PLC Class A (a)(b)	33,265	4,990
Kellogg Co.	426,523	31,114,853
Laird Superfood, Inc. (a)	5,131	5,798
Lamb Weston Holdings, Inc.	238,992	20,768,405
Lancaster Colony Corp.	33,281	6,893,826
Lifecore Biomedical (a)	46,512	395,817
Lifeway Foods, Inc. (a)	4,739	31,657
Limoneira Co.	21,703	278,667
Local Bounti Corp. (a)(b)	66,302	139,234
McCormick & Co., Inc. (non-vtg.)	419,542	35,736,588
Mission Produce, Inc. (a)	70,289	1,116,892
Mondelez International, Inc.	2,292,900	155,022,969
Nuzee, Inc. (a)	21,533	7,054
Pilgrim's Pride Corp. (a)	80,215	2,098,424
Post Holdings, Inc. (a)	90,280	8,451,111
RiceBran Technologies (a)(b)	6,132	6,745
S&W Seed Co. (a)(b)	9,599	10,655
Seaboard Corp.	457	1,806,452
Seneca Foods Corp. Class A (a)	11,293	725,914
Sovos Brands, Inc. (a)	64,724	931,378
Tattooed Chef, Inc. (a)(b)	69,948	105,621
The Hain Celestial Group, Inc. (a)	147,656	2,767,073
The Hershey Co.	245,213	57,666,741
The J.M. Smucker Co.	178,332	27,464,911
The Kraft Heinz Co.	1,332,074	52,417,112
The Real Good Food Co., Inc.	8,530	60,990
The Simply Good Foods Co. (a)	142,405	5,681,960
Tootsie Roll Industries, Inc.	30,759	1,382,617
TreeHouse Foods, Inc. (a)	83,427	4,123,797
Tyson Foods, Inc. Class A	483,208	32,027,026
Utz Brands, Inc. Class A (b)	118,330	2,255,370
Vital Farms, Inc. (a)	46,810	667,979
Whole Earth Brands, Inc. Class A (a)	69,040	298,943
		794,186,666
Household Products - 1.3%
Central Garden & Pet Co. (a)	68,586	2,815,455
Central Garden & Pet Co. Class A (non-vtg.) (a)	15,793	617,033
Church & Dwight Co., Inc.	407,352	33,349,908
Colgate-Palmolive Co.	1,391,043	107,778,012
Energizer Holdings, Inc.	114,234	3,894,237
Kimberly-Clark Corp.	563,005	76,360,368
Oil-Dri Corp. of America	9,041	295,641
Procter & Gamble Co.	3,995,792	596,012,335
Reynolds Consumer Products, Inc.	92,574	2,958,665
Spectrum Brands Holdings, Inc.	68,622	3,655,494
The Clorox Co.	206,335	30,671,698
WD-40 Co.	23,290	3,901,075
		862,309,921
Personal Products - 0.2%
BellRing Brands, Inc. (a)	226,313	5,637,457
Coty, Inc. Class A (a)	610,549	4,805,021
Cyanotech Corp. (a)	1,622	2,011
Edgewell Personal Care Co.	85,926	3,712,862
elf Beauty, Inc. (a)	83,551	4,591,963
Estee Lauder Companies, Inc. Class A	387,523	91,374,048
Guardion Health Sciences, Inc. (a)(b)	21,495	3,740
Herbalife Nutrition Ltd. (a)	163,991	2,873,122
Inter Parfums, Inc.	30,625	2,918,256
Lifemd, Inc. (a)(b)	30,706	74,616
LifeVantage Corp.	21,148	79,094
Mannatech, Inc.	422	9,427
MediFast, Inc.	19,094	2,406,799
Natural Alternatives International, Inc. (a)	1,931	14,193
Natural Health Trends Corp. (b)	15,505	63,105
Nature's Sunshine Products, Inc. (a)	22,697	202,003
Nu Skin Enterprises, Inc. Class A	84,699	3,532,795
Olaplex Holdings, Inc. (a)	140,447	838,469
The Beauty Health Co. (a)(b)	175,059	1,881,884
The Honest Co., Inc. (a)	101,266	291,646
Thorne HealthTech, Inc. (a)	11,940	57,312
USANA Health Sciences, Inc. (a)	20,194	1,111,478
Veru, Inc. (a)(b)	85,887	487,838
		126,969,139
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	365,390	431,160
Altria Group, Inc.	3,011,000	140,252,380
Philip Morris International, Inc.	2,594,820	258,625,709
Turning Point Brands, Inc.	27,584	607,400
Universal Corp.	39,521	2,249,140
Vector Group Ltd.	224,541	2,492,405
		404,658,194
TOTAL CONSUMER STAPLES		4,327,754,246
ENERGY - 5.1%
Energy Equipment & Services - 0.5%
Archrock, Inc.	221,194	1,926,600
Baker Hughes Co. Class A	1,692,466	49,115,363
Bristow Group, Inc. (a)	37,240	968,240
Cactus, Inc.	103,451	5,626,700
Championx Corp.	339,434	10,468,145
Core Laboratories NV (b)	79,796	1,729,977
Diamond Offshore Drilling, Inc. (a)	169,406	1,621,215
DMC Global, Inc. (a)	31,227	574,265
Dril-Quip, Inc. (a)	58,780	1,383,681
ENGlobal Corp. (a)(b)	22,963	22,382
Enservco Corp. (a)(b)	19,986	46,767
Expro Group Holdings NV (a)	114,495	1,988,778
Forum Energy Technologies, Inc. (a)(b)	6,537	189,965
Geospace Technologies Corp. (a)	18,281	81,716
Gulf Island Fabrication, Inc. (a)	16,117	87,032
Halliburton Co.	1,515,958	57,439,649
Helix Energy Solutions Group, Inc. (a)	241,389	1,540,062
Helmerich & Payne, Inc.	175,533	8,966,226
Independence Contract Drilling, Inc. (a)(b)	17,283	68,095
KLX Energy Services Holdings, Inc. (a)(b)	19,909	314,164
Liberty Oilfield Services, Inc. Class A	262,080	4,332,182
Mammoth Energy Services, Inc. (a)	46,773	282,509
MIND Technology, Inc. (a)	16,422	7,654
Nabors Industries Ltd. (a)	14,798	2,342,967
Natural Gas Services Group, Inc. (a)	16,673	184,237
NCS Multistage Holdings, Inc. (a)	1,463	39,501
Newpark Resources, Inc. (a)	154,268	618,615
Nextier Oilfield Solutions, Inc. (a)	267,599	2,726,834
Nine Energy Service, Inc. (a)(b)	20,239	212,510
Noble Corp. PLC (a)	168,803	6,267,655
NOV, Inc.	657,387	14,764,912
Oceaneering International, Inc. (a)	167,706	2,547,454
Oil States International, Inc. (a)	97,333	656,998
Patterson-UTI Energy, Inc.	364,927	6,550,440
Profire Energy, Inc. (a)	29,334	32,267
ProFrac Holding Corp.	44,444	1,047,990
ProPetro Holding Corp. (a)	152,859	1,678,392
Ranger Energy Services, Inc. Class A (a)	24,752	276,727
RPC, Inc.	138,500	1,282,510
Schlumberger Ltd.	2,363,611	121,844,147
SEACOR Marine Holdings, Inc. (a)	36,271	295,609
Select Energy Services, Inc. Class A	127,957	1,047,968
Smart Sand, Inc. (a)	29,122	56,497
Solaris Oilfield Infrastructure, Inc. Class A	51,951	569,902
Superior Drilling Products, Inc. (a)(b)	18,281	14,990
TechnipFMC PLC (a)	756,302	9,378,145
TETRA Technologies, Inc. (a)	210,342	801,403
Tidewater, Inc. (a)	77,321	2,350,558
Transocean Ltd. (United States) (a)(b)	1,076,208	4,573,884
U.S. Silica Holdings, Inc. (a)	131,299	1,718,704
Valaris Ltd. (a)(b)	100,784	6,652,752
Weatherford International PLC (a)	106,066	4,603,264
		343,919,199
Oil, Gas & Consumable Fuels - 4.6%
Adams Resources & Energy, Inc.	5,219	201,453
Aemetis, Inc. (a)(b)	55,466	305,618
Alto Ingredients, Inc. (a)	114,502	399,612
American Resources Corp. (a)(b)	93,679	141,455
Amplify Energy Corp. (a)	57,284	474,312
Antero Midstream GP LP	559,308	6,336,960
Antero Resources Corp. (a)	470,568	17,199,260
APA Corp.	544,937	25,530,298
Arch Resources, Inc.	30,978	4,793,846
Archaea Energy, Inc. (a)	121,160	3,142,890
Barnwell Industries, Inc.	2,008	6,305
Battalion Oil Corp. (a)	3,202	36,247
Berry Corp.	115,341	1,039,222
Brigham Minerals, Inc. Class A	93,812	3,323,759
California Resources Corp.	126,998	5,763,169
Callon Petroleum Co. (a)	85,962	3,603,527
Camber Energy, Inc. (a)(b)	744,228	83,354
Centrus Energy Corp. Class A (a)(b)	19,492	740,696
Cheniere Energy, Inc.	417,612	73,232,440
Chesapeake Energy Corp.	161,414	16,706,349
Chevron Corp.	3,010,925	551,932,662
Chord Energy Corp.	69,682	10,628,595
Civitas Resources, Inc.	87,637	5,903,228
Clean Energy Fuels Corp. (a)	301,483	2,038,025
CNX Resources Corp. (a)	313,698	5,448,934
Comstock Mining, Inc. (a)	126,992	44,714
Comstock Resources, Inc.	150,023	2,752,922
ConocoPhillips Co.	2,130,377	263,122,863
CONSOL Energy, Inc.	53,849	4,170,605
Coterra Energy, Inc.	1,330,661	37,138,749
Crescent Energy, Inc. Class A	55,092	774,043
CVR Energy, Inc.	47,964	1,767,473
Delek U.S. Holdings, Inc.	117,059	3,626,488
Denbury, Inc. (a)	83,046	7,454,209
Devon Energy Corp.	1,097,353	75,190,628
Diamondback Energy, Inc.	296,908	43,948,322
Dorian LPG Ltd.	55,994	1,090,203
DT Midstream, Inc.	161,966	9,771,409
Earthstone Energy, Inc. (a)(b)	63,241	1,001,737
Ecoark Holdings, Inc. (a)	38,632	25,887
Empire Petroleum Corp. (a)	18,448	253,107
Enviva, Inc. (b)	51,352	2,914,226
EOG Resources, Inc.	979,839	139,068,549
Epsilon Energy Ltd.	30,870	227,203
EQT Corp.	618,405	26,226,556
Equitrans Midstream Corp.	734,292	6,160,710
Evolution Petroleum Corp.	55,563	401,720
Excelerate Energy, Inc.	29,432	834,692
Exxon Mobil Corp.	6,967,295	775,738,625
Gevo, Inc. (a)(b)	391,448	853,357
Green Plains, Inc. (a)(b)	95,988	3,317,345
Gulfport Energy Corp. (a)(b)	19,429	1,575,498
Hallador Energy Co. (a)	41,674	425,075
Hess Corp.	466,073	67,072,565
HF Sinclair Corp.	242,677	15,128,484
HighPeak Energy, Inc. (b)	22,028	528,231
Houston American Energy Corp. (a)(b)	17,123	68,492
International Seaways, Inc.	66,704	2,873,608
Kinder Morgan, Inc.	3,319,548	63,469,758
Kinetik Holdings, Inc. (b)	34,897	1,187,545
Kosmos Energy Ltd. (a)	771,233	5,128,699
Laredo Petroleum, Inc. (a)	28,081	1,792,410
Lightbridge Corp. (a)(b)	11,250	54,788
Magnolia Oil & Gas Corp. Class A	283,905	7,404,242
Marathon Oil Corp.	1,131,783	34,666,513
Marathon Petroleum Corp.	834,100	101,601,721
Matador Resources Co.	187,988	12,474,884
Murphy Oil Corp.	245,106	11,569,003
NACCO Industries, Inc. Class A	7,470	338,092
New Fortress Energy, Inc.	79,985	4,071,237
Nextdecade Corp. (a)(b)	80,795	438,717
Northern Oil & Gas, Inc.	113,338	4,124,370
Occidental Petroleum Corp.	1,247,364	86,679,324
ONEOK, Inc.	746,931	49,984,623
Overseas Shipholding Group, Inc. (a)	117,734	337,897
Ovintiv, Inc.	424,988	23,697,331
Par Pacific Holdings, Inc. (a)	91,868	2,152,467
PBF Energy, Inc. Class A	190,260	7,566,640
PDC Energy, Inc.	161,191	11,979,715
Peabody Energy Corp. (a)(b)	194,770	6,220,954
Pedevco Corp. (a)	45,076	53,190
Permian Resource Corp. Class A	335,695	3,410,661
Phillips 66 Co.	804,944	87,288,127
Phx Minerals, Inc. Class A	35,580	128,444
Pioneer Natural Resources Co.	399,828	94,355,410
PrimeEnergy Corp. (a)	218	17,819
Range Resources Corp.	413,730	11,944,385
Ranger Oil Corp.	33,078	1,441,208
Rex American Resources Corp. (a)	26,922	794,468
Riley Exploration Permian, Inc.	6,788	220,678
Ring Energy, Inc. (a)(b)	124,626	336,490
SandRidge Energy, Inc. (a)	51,200	1,044,480
SilverBow Resources, Inc. (a)	22,227	775,945
Sitio Royalties Corp.	21,949	692,271
SM Energy Co.	203,797	8,785,689
Southwestern Energy Co. (a)	1,859,294	12,866,314
Stabilis Solutions, Inc. (a)	7,800	54,288
Talos Energy, Inc. (a)	107,888	2,119,999
Targa Resources Corp.	378,793	28,178,411
Tellurian, Inc. (a)(b)	843,934	2,270,182
Texas Pacific Land Corp.	10,340	26,806,864
The Williams Companies, Inc.	2,036,345	70,661,172
U.S. Energy Corp. (b)	20,023	52,861
Uranium Energy Corp. (a)(b)	564,929	2,191,925
VAALCO Energy, Inc.	173,123	896,777
Valero Energy Corp.	658,326	87,965,520
Vertex Energy, Inc. (a)(b)	102,087	846,301
W&T Offshore, Inc. (a)	156,523	1,075,313
World Fuel Services Corp.	103,028	2,931,147
		3,121,707,780
TOTAL ENERGY		3,465,626,979
FINANCIALS - 12.3%
Banks - 4.2%
1st Source Corp.	26,739	1,526,797
ACNB Corp.	13,867	544,973
Affinity Bancshares, Inc. (a)	1,202	17,730
Amalgamated Financial Corp.	30,726	819,462
Amerant Bancorp, Inc. Class A	41,305	1,216,845
American National Bankshares, Inc.	20,045	773,136
Ameris Bancorp	109,905	5,811,776
Ames National Corp.	15,118	346,202
Arrow Financial Corp.	27,316	960,704
Associated Banc-Corp.	245,797	6,046,606
Atlantic Union Bankshares Corp.	130,020	4,637,813
Auburn National Bancorp., Inc.	4,890	110,221
Banc of California, Inc.	92,601	1,571,439
BancFirst Corp.	28,581	2,913,547
Bancorp, Inc., Delaware (a)	94,684	2,837,679
Bank First National Corp.	10,409	989,167
Bank of America Corp.	11,688,103	442,394,699
Bank of Hawaii Corp.	65,859	5,312,846
Bank of Marin Bancorp	24,756	888,493
Bank of South Carolina Corp.	10,872	186,455
Bank of the James Financial Group, Inc.	10,484	121,614
Bank OZK	185,349	8,553,856
Bank7 Corp.	2,447	68,027
BankFinancial Corp.	26,395	260,255
BankUnited, Inc.	127,720	4,689,878
Bankwell Financial Group, Inc.	14,320	423,729
Banner Corp.	57,055	4,029,224
Bar Harbor Bankshares	23,926	724,240
BayCom Corp.	21,291	403,677
BayFirst Financial Corp.	7,293	119,459
BCB Bancorp, Inc.	24,133	454,907
Berkshire Hills Bancorp, Inc.	82,194	2,562,809
Blue Ridge Bankshares, Inc.	28,307	368,840
BOK Financial Corp.	49,228	5,154,664
Brookline Bancorp, Inc., Delaware	128,696	1,830,057
Business First Bancshares, Inc.	31,539	741,797
Byline Bancorp, Inc.	39,282	895,237
C & F Financial Corp.	4,598	257,534
Cadence Bank	305,071	8,798,248
California Bancorp, Inc. (a)	5,512	137,524
Cambridge Bancorp	11,522	1,024,421
Camden National Corp.	24,222	1,060,439
Capital Bancorp, Inc.	18,695	464,010
Capital City Bank Group, Inc.	21,876	770,035
Capstar Financial Holdings, Inc.	31,481	563,510
Carter Bankshares, Inc. (a)	39,560	733,442
Cathay General Bancorp	122,645	5,699,313
CB Financial Services, Inc.	5,665	127,349
Central Pacific Financial Corp.	48,171	1,020,743
Central Valley Community Bancorp	22,607	461,183
Chemung Financial Corp.	6,174	293,265
ChoiceOne Financial Services, Inc.	8,388	190,408
Citigroup, Inc.	3,237,642	156,734,249
Citizens & Northern Corp.	28,579	701,329
Citizens Community Bancorp, Inc.	14,126	205,392
Citizens Financial Group, Inc.	828,090	35,094,454
Citizens Holding Co.	9,876	137,869
City Holding Co.	27,257	2,778,033
Civista Bancshares, Inc.	27,243	622,775
CNB Financial Corp., Pennsylvania	27,942	713,918
Coastal Financial Corp. of Washington (a)	16,654	831,368
Codorus Valley Bancorp, Inc.	18,082	428,363
Colony Bankcorp, Inc.	20,092	275,461
Columbia Banking Systems, Inc. (b)	132,772	4,522,214
Comerica, Inc.	217,883	15,630,926
Commerce Bancshares, Inc.	180,660	13,535,047
Community Bank System, Inc.	88,923	5,792,444
Community Financial Corp.	7,161	286,798
Community Trust Bancorp, Inc.	27,110	1,298,840
Community West Bancshares	9,741	144,167
ConnectOne Bancorp, Inc.	55,514	1,456,687
CrossFirst Bankshares, Inc. (a)	90,504	1,255,290
Cullen/Frost Bankers, Inc.	106,630	15,468,814
Customers Bancorp, Inc. (a)	49,497	1,597,268
CVB Financial Corp.	215,808	6,189,373
Dime Community Bancshares, Inc.	55,613	1,983,716
Eagle Bancorp Montana, Inc.	6,459	114,970
Eagle Bancorp, Inc.	54,074	2,550,130
East West Bancorp, Inc.	235,061	16,503,633
Eastern Bankshares, Inc.	268,372	5,262,775
Emclaire Financial Corp.	4,725	152,429
Enterprise Bancorp, Inc.	12,979	454,005
Enterprise Financial Services Corp.	62,635	3,278,316
Equity Bancshares, Inc.	23,831	871,261
Esquire Financial Holdings, Inc.	9,982	447,593
Evans Bancorp, Inc.	8,480	330,126
Farmers & Merchants Bancorp, Inc.	18,081	518,563
Farmers National Banc Corp.	48,117	731,860
FB Financial Corp.	58,458	2,502,587
Fidelity D & D Bancorp, Inc.	6,708	326,009
Fifth Third Bancorp	1,146,338	41,680,850
Financial Institutions, Inc.	21,673	548,760
Finward Bancorp	3,651	117,562
FinWise BanCorp	15,960	143,161
First Bancorp, North Carolina	65,148	3,168,147
First Bancorp, Puerto Rico	309,955	4,767,108
First Bancshares, Inc.	42,619	1,457,144
First Bank Hamilton New Jersey	22,930	351,746
First Busey Corp.	88,598	2,309,750
First Business Finance Services, Inc.	10,141	388,603
First Capital, Inc.	5,994	146,853
First Citizens Bancshares, Inc.	22,009	17,969,468
First Commonwealth Financial Corp.	159,996	2,355,141
First Community Bankshares, Inc.	24,687	912,185
First Community Corp.	13,413	276,040
First Financial Bancorp, Ohio	157,860	4,172,240
First Financial Bankshares, Inc.	219,041	8,093,565
First Financial Corp., Indiana	19,546	939,576
First Financial Northwest, Inc.	16,857	255,889
First Foundation, Inc.	81,698	1,144,589
First Guaranty Bancshares, Inc.	7,645	191,049
First Hawaiian, Inc.	212,115	5,631,653
First Horizon National Corp.	890,460	22,127,931
First Internet Bancorp	13,430	348,643
First Interstate Bancsystem, Inc.	151,625	6,613,883
First Merchants Corp.	103,019	4,554,470
First Mid-Illinois Bancshares, Inc.	31,128	1,078,585
First National Corp.	11,796	221,057
First Northwest Bancorp	20,578	301,056
First of Long Island Corp.	34,934	679,466
First Republic Bank	305,223	38,949,507
First Savings Financial Group, Inc.	7,302	163,930
First United Corp.	6,102	125,457
First Western Financial, Inc. (a)	10,890	331,056
Five Star Bancorp	19,400	523,800
Flushing Financial Corp.	46,712	974,412
FNB Corp., Pennsylvania	577,587	8,143,977
FNCB Bancorp, Inc.	19,280	153,469
Franklin Financial Services Corp.	8,527	262,632
Fulton Financial Corp.	284,426	5,287,479
FVCBankcorp, Inc. (a)	20,878	412,758
German American Bancorp, Inc.	44,979	1,792,863
Glacier Bancorp, Inc.	185,392	10,734,197
Great Southern Bancorp, Inc.	19,976	1,251,496
Guaranty Bancshares, Inc. Texas	16,206	576,934
Hancock Whitney Corp.	143,283	7,857,640
Hanmi Financial Corp.	52,122	1,409,900
HarborOne Bancorp, Inc.	87,577	1,281,252
Hawthorn Bancshares, Inc.	7,911	167,080
HBT Financial, Inc.	20,193	396,792
Heartland Financial U.S.A., Inc.	64,324	3,138,368
Heritage Commerce Corp.	94,602	1,344,294
Heritage Financial Corp., Washington	58,219	1,915,405
Hilltop Holdings, Inc.	80,036	2,385,073
Home Bancshares, Inc.	314,377	8,000,895
HomeStreet, Inc.	30,534	833,578
HomeTrust Bancshares, Inc.	25,888	662,733
Hope Bancorp, Inc.	200,944	2,736,857
Horizon Bancorp, Inc. Indiana	69,865	1,136,005
Huntington Bancshares, Inc.	2,407,690	37,271,041
Independent Bank Corp.	39,714	974,582
Independent Bank Corp.	77,967	7,057,573
Independent Bank Group, Inc.	57,936	3,820,300
International Bancshares Corp.	88,064	4,639,212
Investar Holding Corp.	17,521	387,915
John Marshall Bankcorp, Inc. (b)	22,510	651,890
JPMorgan Chase & Co.	4,903,110	677,511,740
KeyCorp	1,557,474	29,296,086
Lakeland Bancorp, Inc.	112,936	2,109,644
Lakeland Financial Corp.	42,143	3,327,611
Landmark Bancorp, Inc. (b)	7,965	205,577
LCNB Corp.	17,540	319,930
Limestone Bancorp, Inc.	4,935	127,323
Live Oak Bancshares, Inc.	55,505	1,851,092
M&T Bank Corp.	293,173	49,845,273
Macatawa Bank Corp.	40,525	450,233
Mainstreet Bancshares, Inc.	12,877	372,145
Malvern Bancorp, Inc. (a)	4,574	65,408
Mercantile Bank Corp.	23,539	819,393
Meridian Bank/Malvern, PA	4,950	166,964
Metrocity Bankshares, Inc.	29,056	653,760
Metropolitan Bank Holding Corp. (a)	18,525	1,177,079
Mid Penn Bancorp, Inc.	20,755	684,915
Middlefield Banc Corp.	10,954	313,284
Midland States Bancorp, Inc.	35,763	962,382
MidWestOne Financial Group, Inc.	23,660	825,497
MVB Financial Corp.	16,558	395,405
National Bank Holdings Corp.	51,550	2,397,591
National Bankshares, Inc.	11,039	433,833
NBT Bancorp, Inc.	71,469	3,299,009
Nicolet Bankshares, Inc. (a)	19,145	1,583,674
Northeast Bank	10,980	464,893
Northrim Bancorp, Inc.	11,189	622,220
Northwest Bancshares, Inc.	210,802	3,223,163
Norwood Financial Corp.	9,528	304,705
Oak Valley Bancorp Oakdale California (b)	6,546	127,712
OceanFirst Financial Corp.	94,375	2,204,600
OFG Bancorp	85,671	2,481,889
Ohio Valley Banc Corp.	8,521	221,546
Old National Bancorp, Indiana	489,665	9,357,498
Old Point Financial Corp.	6,627	140,625
Old Second Bancorp, Inc.	62,983	1,099,683
Orange County Bancorp, Inc.	8,338	394,888
Origin Bancorp, Inc.	49,524	2,026,522
Orrstown Financial Services, Inc.	17,921	482,254
Pacific Premier Bancorp, Inc.	160,464	5,929,145
PacWest Bancorp	197,218	5,151,334
Park National Corp.	23,477	3,552,774
Parke Bancorp, Inc.	13,231	287,774
Partners Bancorp	3,887	33,389
Pathfinder Bancorp, Inc.	4,716	91,490
Pathward Financial, Inc.	48,474	2,110,073
PCB Bancorp	21,803	405,972
PCSB Financial Corp.	32,661	652,567
Peapack-Gladstone Financial Corp.	27,332	1,126,625
Penns Woods Bancorp, Inc.	11,259	291,158
Peoples Bancorp of North Carolina	5,200	154,544
Peoples Bancorp, Inc.	49,685	1,490,550
Peoples Financial Services Corp.	10,516	598,781
Pinnacle Financial Partners, Inc.	127,789	10,720,219
Plumas Bancorp	9,307	330,399
PNC Financial Services Group, Inc.	686,906	115,578,804
Popular, Inc.	125,012	9,128,376
Preferred Bank, Los Angeles	21,696	1,640,001
Premier Financial Corp.	64,269	1,875,369
Primis Financial Corp.	33,221	410,279
Professional Holdings Corp. (A Shares) (a)	22,818	683,855
Prosperity Bancshares, Inc.	155,263	11,733,225
QCR Holdings, Inc.	27,728	1,458,770
RBB Bancorp	20,535	461,421
Red River Bancshares, Inc.	6,351	333,428
Regions Financial Corp.	1,560,732	36,224,590
Renasant Corp.	93,780	3,823,411
Republic Bancorp, Inc., Kentucky Class A	17,004	749,366
Republic First Bancorp, Inc. (a)(b)	81,890	208,820
Richmond Mutual Bancorp., Inc.	20,641	266,682
Riverview Bancorp, Inc.	36,754	278,963
S&T Bancorp, Inc.	63,512	2,376,619
Salisbury Bancorp, Inc.	9,070	265,706
Sandy Spring Bancorp, Inc.	74,560	2,596,179
SB Financial Group, Inc.	11,350	187,275
Seacoast Banking Corp., Florida	104,092	3,578,683
ServisFirst Bancshares, Inc.	82,384	6,246,355
Shore Bancshares, Inc.	28,409	565,623
Sierra Bancorp	23,953	518,343
Signature Bank	105,130	14,665,635
Silvergate Capital Corp. (a)(b)	52,030	1,427,183
Simmons First National Corp. Class A	220,551	5,118,989
SmartFinancial, Inc.	25,926	777,261
Sound Financial Bancorp, Inc.	4,860	192,213
South Plains Financial, Inc.	22,555	698,303
Southern First Bancshares, Inc. (a)	13,815	683,843
Southern States Bancshares, Inc.	11,495	334,390
Southside Bancshares, Inc.	52,721	1,915,881
Southstate Corp.	126,941	11,151,767
Stellar Bancorp, Inc.	77,042	2,604,790
Stock Yards Bancorp, Inc.	48,819	3,613,582
Summit Financial Group, Inc.	17,114	485,353
Summit State Bank	1,403	23,009
SVB Financial Group (a)	98,849	22,911,221
Synovus Financial Corp.	243,102	10,241,887
Texas Capital Bancshares, Inc. (a)	82,307	4,937,597
The Bank of Princeton (b)	13,350	434,543
The First Bancorp, Inc.	14,713	462,577
Third Coast Bancshares, Inc.	22,790	447,596
Tompkins Financial Corp.	19,976	1,668,795
TowneBank	107,103	3,459,427
Trico Bancshares	56,604	3,084,918
Triumph Bancorp, Inc. (a)	38,327	2,290,422
Truist Financial Corp.	2,217,040	103,779,642
Trustmark Corp.	102,660	3,755,303
U.S. Bancorp	2,262,902	102,713,122
UMB Financial Corp.	72,799	6,225,770
Umpqua Holdings Corp.	365,502	7,408,726
Union Bankshares, Inc.	7,001	172,925
United Bancorp, Inc.	8,541	125,126
United Bankshares, Inc., West Virginia	224,831	9,643,002
United Community Bank, Inc.	176,398	6,874,230
United Security Bancshares, California	17,486	123,276
Unity Bancorp, Inc.	8,532	243,247
Univest Corp. of Pennsylvania	49,540	1,397,523
USCB Financial Holdings, Inc. (a)	20,539	272,758
Valley National Bancorp	706,430	8,943,404
Veritex Holdings, Inc.	91,115	2,975,816
Virginia National Bankshares C	4,966	174,207
Washington Federal, Inc.	108,669	3,832,756
Washington Trust Bancorp, Inc.	28,510	1,418,658
Webster Financial Corp.	293,901	15,970,580
Wells Fargo & Co.	6,342,823	304,138,363
WesBanco, Inc.	103,697	4,194,544
West Bancorp., Inc.	30,143	724,638
Westamerica Bancorp.	46,150	2,849,763
Western Alliance Bancorp.	181,202	12,419,585
Wintrust Financial Corp.	100,713	9,208,190
Zions Bancorp NA	251,094	13,011,691
		2,878,029,868
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	63,796	10,234,154
Ameriprise Financial, Inc.	180,621	59,957,141
Ares Management Corp.	259,070	20,308,497
Artisan Partners Asset Management, Inc.	110,409	3,830,088
Ashford, Inc. (a)	2,235	31,379
Assetmark Financial Holdings, Inc. (a)	41,945	1,042,753
Associated Capital Group, Inc.	5,126	207,347
B. Riley Financial, Inc. (b)	27,652	1,214,476
Bakkt Holdings, Inc. Class A (a)(b)	117,074	207,221
Bank of New York Mellon Corp.	1,228,361	56,381,770
BGC Partners, Inc. Class A	549,129	2,366,746
BlackRock, Inc. Class A	252,463	180,763,508
Blackstone, Inc.	1,172,821	107,348,306
Blucora, Inc. (a)	80,680	2,021,034
Blue Owl Capital, Inc. Class A	562,538	6,356,679
Bridge Investment Group Holdings, Inc.	42,125	642,406
BrightSphere Investment Group, Inc.	53,057	1,080,241
Carlyle Group LP	361,345	11,263,124
Cboe Global Markets, Inc.	176,922	22,440,786
Charles Schwab Corp.	2,553,808	210,791,312
CME Group, Inc.	600,721	106,027,257
Cohen & Co., Inc.	486	4,296
Cohen & Steers, Inc.	43,360	2,872,600
Coinbase Global, Inc. (a)(b)	262,634	12,010,253
Cowen Group, Inc. Class A	44,103	1,705,022
Diamond Hill Investment Group, Inc.	5,542	986,254
Donnelley Financial Solutions, Inc. (a)	42,126	1,608,371
Evercore, Inc. Class A	59,914	6,900,895
FactSet Research Systems, Inc.	63,379	29,236,099
Federated Hermes, Inc.	139,556	5,297,546
Focus Financial Partners, Inc. Class A (a)	96,395	3,678,433
Forge Global Holdings, Inc. Class A (a)(b)	168,454	232,467
Franklin Resources, Inc.	476,080	12,763,705
GCM Grosvenor, Inc. Class A	75,903	665,669
Goldman Sachs Group, Inc.	570,321	220,229,454
Greenhill & Co., Inc.	26,471	247,769
Hamilton Lane, Inc. Class A	59,346	4,384,482
Heritage Global, Inc. (a)	17,766	42,638
Houlihan Lokey	83,310	8,193,539
Interactive Brokers Group, Inc.	171,469	13,768,961
Intercontinental Exchange, Inc.	934,772	101,245,155
Invesco Ltd.	757,905	14,483,565
Janus Henderson Group PLC	218,658	5,529,861
Jefferies Financial Group, Inc.	308,360	11,714,596
KKR & Co. LP	963,693	50,034,941
Lazard Ltd. Class A	190,434	6,971,789
LPL Financial	133,202	31,530,245
MarketAxess Holdings, Inc.	62,933	16,861,009
MarketWise, Inc. Class A (a)(b)	32,026	60,849
Moelis & Co. Class A	107,924	4,664,475
Moody's Corp.	263,629	78,632,622
Morgan Stanley	2,238,463	208,333,751
Morningstar, Inc.	41,778	10,241,041
MSCI, Inc.	134,400	68,252,352
NASDAQ, Inc.	565,892	38,740,966
Northern Trust Corp.	348,532	32,451,815
Open Lending Corp. (a)	181,930	1,286,245
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	571,659
P10, Inc.	56,207	574,998
Perella Weinberg Partners Class A	80,733	772,615
Piper Jaffray Companies	23,798	3,418,821
PJT Partners, Inc.	41,411	3,189,061
Raymond James Financial, Inc.	324,194	37,898,279
Robinhood Markets, Inc. (a)(b)	841,724	8,072,133
S&P Global, Inc.	569,683	200,984,162
Safeguard Scientifics, Inc. (a)(b)	30,517	101,927
Sculptor Capital Management, Inc. Class A	34,842	350,162
SEI Investments Co.	171,543	10,683,698
Siebert Financial Corp. (a)(b)	8,951	13,964
Silvercrest Asset Management Group Class A	12,013	227,046
State Street Corp.	614,704	48,973,468
StepStone Group, Inc. Class A	82,617	2,476,858
Stifel Financial Corp.	178,137	11,445,302
StoneX Group, Inc. (a)	28,089	2,850,191
T. Rowe Price Group, Inc.	377,353	47,135,163
TPG, Inc.	84,871	2,826,204
Tradeweb Markets, Inc. Class A	180,423	11,088,798
U.S. Global Investors, Inc. Class A	16,788	47,342
Value Line, Inc.	1,293	72,408
Victory Capital Holdings, Inc.	45,770	1,327,330
Virtu Financial, Inc. Class A	158,022	3,504,928
Virtus Investment Partners, Inc.	11,542	2,238,455
Westwood Holdings Group, Inc.	13,508	162,366
WisdomTree Investments, Inc. (b)	197,978	1,102,737
		2,212,490,030
Consumer Finance - 0.6%
Ally Financial, Inc.	514,959	13,909,043
American Express Co.	1,004,231	158,256,763
Atlanticus Holdings Corp. (a)(b)	8,957	257,962
Bread Financial Holdings, Inc.	82,800	3,397,284
Capital One Financial Corp.	641,498	66,228,254
Consumer Portfolio Services, Inc. (a)(b)	16,212	139,747
Credit Acceptance Corp. (a)(b)	10,278	4,871,361
CURO Group Holdings Corp.	29,847	106,554
Discover Financial Services	456,524	49,468,941
Elevate Credit, Inc. (a)(b)	23,656	43,054
Encore Capital Group, Inc. (a)(b)	39,165	1,973,916
Enova International, Inc. (a)	52,825	2,130,961
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	876,890
FirstCash Holdings, Inc.	64,527	6,056,504
Green Dot Corp. Class A (a)	79,879	1,627,934
Katapult Holdings, Inc. (a)(b)	141,000	169,200
LendingClub Corp. (a)	177,495	1,829,973
LendingTree, Inc. (a)	18,680	447,386
Medallion Financial Corp. (b)	35,405	263,767
MoneyLion, Inc. (a)	201,081	150,127
Navient Corp.	181,464	3,006,858
Nelnet, Inc. Class A	29,708	2,927,426
NerdWallet, Inc.	53,109	674,484
Nicholas Financial, Inc. (a)	4,023	26,391
OneMain Holdings, Inc.	209,403	8,242,102
Oportun Financial Corp. (a)	48,533	268,873
OppFi, Inc. Class A (a)(b)	8,549	21,287
PRA Group, Inc. (a)	64,624	2,221,773
PROG Holdings, Inc. (a)	83,431	1,642,756
Regional Management Corp.	15,004	441,718
SLM Corp.	420,979	7,350,293
SoFi Technologies, Inc. (a)(b)	1,353,789	6,538,801
Sunlight Financial Holdings, Inc. Class A (a)(b)	67,319	121,847
Synchrony Financial	804,764	30,243,031
Upstart Holdings, Inc. (a)(b)	115,167	2,251,515
World Acceptance Corp. (a)	6,665	472,615
		378,657,391
Diversified Financial Services - 1.6%
A-Mark Precious Metals, Inc.	30,598	1,055,631
Acacia Research Corp. (a)	84,790	350,183
Alerus Financial Corp.	31,339	741,481
Apollo Global Management, Inc.	726,852	50,436,260
Berkshire Hathaway, Inc. Class B (a)	3,017,076	961,240,414
Cannae Holdings, Inc. (a)	126,629	2,933,994
Equitable Holdings, Inc.	583,437	18,518,290
FlexShopper, Inc. (a)	26,556	28,680
Jackson Financial, Inc.	100,148	3,740,528
LM Funding America, Inc. (a)	11,991	8,034
SWK Holdings Corp. (a)(b)	10,876	211,538
Voya Financial, Inc.	162,833	10,743,721
		1,050,008,754
Insurance - 2.4%
AFLAC, Inc.	960,246	69,070,495
Allstate Corp.	452,124	60,539,404
AMBAC Financial Group, Inc. (a)	75,325	1,224,785
American Equity Investment Life Holding Co.	118,511	4,800,881
American Financial Group, Inc.	116,631	16,587,261
American International Group, Inc.	1,271,581	80,249,477
Amerisafe, Inc.	31,043	1,843,023
Aon PLC	351,973	108,506,236
Arch Capital Group Ltd. (a)	616,502	36,934,635
Argo Group International Holdings, Ltd.	57,951	1,575,108
Arthur J. Gallagher & Co.	351,425	69,972,232
Assurant, Inc.	89,164	11,432,608
Assured Guaranty Ltd.	102,223	6,804,985
Axis Capital Holdings Ltd.	128,435	7,392,719
Bright Health Group, Inc. (a)	435,796	430,131
Brighthouse Financial, Inc. (a)	119,509	6,661,432
Brown & Brown, Inc.	392,785	23,406,058
BRP Group, Inc. (a)	100,105	3,007,154
Chubb Ltd.	698,147	153,306,100
Cincinnati Financial Corp.	266,924	29,617,887
Citizens, Inc. Class A (a)(b)	89,803	246,060
CNA Financial Corp.	45,215	1,925,255
CNO Financial Group, Inc.	200,159	4,699,733
Crawford & Co.:
Class A	27,890	176,544
Class B	22,240	130,326
Donegal Group, Inc. Class A	33,447	497,357
eHealth, Inc. (a)	40,297	143,457
Employers Holdings, Inc.	46,903	2,179,582
Enstar Group Ltd. (a)	22,845	4,979,982
Erie Indemnity Co. Class A	41,898	11,831,576
Everest Re Group Ltd.	65,842	22,250,645
Fidelity National Financial, Inc.	460,764	18,596,435
First American Financial Corp.	175,321	9,581,293
Genworth Financial, Inc. Class A (a)	831,388	4,181,882
Globe Life, Inc.	150,558	18,060,938
GoHealth, Inc. (a)(b)	6,018	78,234
Goosehead Insurance (a)	35,827	1,454,934
Greenlight Capital Re, Ltd. (a)	42,996	336,659
Hagerty, Inc. Class A (a)(b)	54,191	494,222
Hallmark Financial Services, Inc. (a)	25,240	15,901
Hanover Insurance Group, Inc.	59,208	8,721,338
Hartford Financial Services Group, Inc.	540,424	41,272,181
HCI Group, Inc.	12,326	461,239
Heritage Insurance Holdings, Inc.	42,724	70,495
Hippo Holdings, Inc. (a)(b)	23,932	357,305
Horace Mann Educators Corp.	69,703	2,689,839
Investors Title Co.	2,479	380,626
James River Group Holdings Ltd.	61,647	1,480,761
Kemper Corp.	106,270	6,048,888
Kingstone Companies, Inc.	8,338	8,421
Kingsway Financial Services, Inc. (a)	24,878	181,609
Kinsale Capital Group, Inc.	36,117	11,131,621
Lemonade, Inc. (a)(b)	75,170	1,492,125
Lincoln National Corp.	258,688	10,073,311
Loews Corp.	333,427	19,388,780
Maiden Holdings Ltd. (a)(b)	88,227	184,394
Markel Corp. (a)	22,653	30,011,601
Marsh & McLennan Companies, Inc.	834,198	144,466,410
MBIA, Inc. (a)	80,780	1,026,714
Mercury General Corp.	48,377	1,755,118
MetLife, Inc.	1,122,377	86,086,316
Midwest Holding, Inc. (a)	909	13,653
National Western Life Group, Inc.	3,737	787,760
NI Holdings, Inc. (a)	9,696	130,896
Old Republic International Corp.	479,429	11,746,011
Oscar Health, Inc. (a)	185,893	535,372
Palomar Holdings, Inc. (a)	41,917	2,629,873
Primerica, Inc.	62,786	9,356,998
Principal Financial Group, Inc.	388,505	34,841,128
ProAssurance Corp.	90,527	1,809,635
Progressive Corp.	977,724	129,206,227
Prudential Financial, Inc.	621,570	67,148,207
Reinsurance Group of America, Inc.	111,478	16,097,423
Reliance Global Group, Inc. (a)	14,320	8,306
RenaissanceRe Holdings Ltd.	73,242	13,836,146
RLI Corp.	67,812	8,820,307
Root, Inc. (a)(b)	17,260	125,480
Ryan Specialty Group Holdings, Inc. (a)(b)	138,758	5,589,172
Safety Insurance Group, Inc.	23,962	2,198,274
Selective Insurance Group, Inc.	101,331	9,739,936
Selectquote, Inc. (a)	199,454	119,692
Siriuspoint Ltd. (a)	151,223	985,974
Stewart Information Services Corp.	44,177	1,955,274
The Travelers Companies, Inc.	396,480	75,255,869
Tiptree, Inc.	34,571	479,500
Trean Insurance Group, Inc. (a)	23,898	65,958
Trupanion, Inc. (a)(b)	59,132	3,090,830
United Fire Group, Inc.	35,716	1,091,124
United Insurance Holdings Corp.	35,027	11,209
Universal Insurance Holdings, Inc.	51,387	564,743
Unum Group	312,572	13,184,287
W.R. Berkley Corp.	341,808	26,073,114
White Mountains Insurance Group Ltd.	4,770	6,481,762
Willis Towers Watson PLC	183,701	45,219,838
		1,651,712,696
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,835	146,273
AG Mortgage Investment Trust, Inc. (b)	27,853	166,561
AGNC Investment Corp.	866,171	8,653,048
Angel Oak Mortgage, Inc.	37,075	270,648
Annaly Capital Management, Inc.	720,380	15,610,635
Apollo Commercial Real Estate Finance, Inc.	205,384	2,538,546
Arbor Realty Trust, Inc.	293,923	4,373,574
Ares Commercial Real Estate Corp.	93,983	1,171,028
Arlington Asset Investment Corp. (a)	71,308	216,776
Armour Residential REIT, Inc.	183,254	1,077,534
Blackstone Mortgage Trust, Inc.	289,808	7,323,448
BrightSpire Capital, Inc.	161,550	1,153,467
Broadmark Realty Capital, Inc.	216,880	882,702
Cherry Hill Mortgage Investment Corp.	22,382	132,278
Chimera Investment Corp.	375,131	2,569,647
Claros Mortgage Trust, Inc.	202,852	3,505,283
Dynex Capital, Inc.	74,524	976,264
Ellington Financial LLC	94,998	1,295,773
Ellington Residential Mortgage REIT	39,518	287,296
Franklin BSP Realty Trust, Inc.	144,359	2,107,641
Granite Point Mortgage Trust, Inc.	87,209	559,010
Great Ajax Corp.	33,856	264,077
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	145,141	4,708,374
Invesco Mortgage Capital, Inc.	53,971	708,639
KKR Real Estate Finance Trust, Inc.	94,406	1,562,419
Ladder Capital Corp. Class A	189,543	2,103,927
Lument Finance Trust, Inc.	80,044	156,086
Manhattan Bridge Capital, Inc.	23,826	138,667
MFA Financial, Inc.	172,445	1,927,935
New York Mortgage Trust, Inc.	655,911	1,843,110
Nexpoint Real Estate Finance, Inc.	15,867	299,410
Orchid Island Capital, Inc.	67,426	732,246
PennyMac Mortgage Investment Trust	163,219	2,492,354
Ready Capital Corp.	172,559	2,312,291
Redwood Trust, Inc.	202,130	1,596,827
Rithm Capital Corp.	766,436	6,936,246
Sachem Capital Corp.	68,047	244,969
Seven Hills Realty Trust	22,757	216,192
Starwood Property Trust, Inc.	510,300	10,925,523
TPG RE Finance Trust, Inc.	106,881	791,988
Two Harbors Investment Corp.	145,216	2,381,542
Western Asset Mortgage Capital Corp.	7,504	68,887
		97,429,141
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc. (a)(b)	15,889	162,068
Axos Financial, Inc. (a)	89,575	3,592,853
Blue Foundry Bancorp (a)	44,743	584,791
Bridgewater Bancshares, Inc. (a)	40,020	771,185
Broadway Financial Corp. (a)	90,618	86,323
Capitol Federal Financial, Inc.	219,873	1,840,337
Cf Bankshares, Inc.	105	2,442
Columbia Financial, Inc. (a)	56,275	1,242,552
Cullman Bancorp, Inc.	14,044	158,416
ECB Bancorp, Inc. (a)(b)	16,159	269,532
Enact Holdings, Inc.	47,906	1,188,069
ESSA Bancorp, Inc.	14,301	305,898
Essent Group Ltd.	178,452	7,154,141
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	2,032,226
FFBW, Inc. (a)	2,161	25,543
Finance of America Companies, Inc. (a)(b)	79,830	109,367
Flagstar Bancorp, Inc.	88,596	3,325,894
FS Bancorp, Inc.	13,648	466,762
Greene County Bancorp, Inc.	5,956	454,264
Guild Holdings Co. Class A (b)	23,456	273,497
Hingham Institution for Savings	2,412	707,874
HMN Financial, Inc.	8,156	182,694
Home Bancorp, Inc.	11,351	487,866
Home Federal Bancorp, Inc.	709	13,109
IF Bancorp, Inc.	4,130	75,373
Impac Mortgage Holdings, Inc. (a)(b)	16,166	3,734
Kearny Financial Corp.	133,106	1,287,135
loanDepot, Inc. (b)	97,180	161,319
Luther Burbank Corp.	25,110	297,805
Magyar Bancorp, Inc.	12,011	155,542
Merchants Bancorp	41,818	1,070,123
MGIC Investment Corp.	507,870	6,973,055
Mr. Cooper Group, Inc. (a)	119,318	5,388,401
New York Community Bancorp, Inc. (b)	778,069	7,274,945
NMI Holdings, Inc. (a)	141,292	3,042,017
Northeast Community Bancorp, Inc. (b)	23,171	334,821
Northfield Bancorp, Inc.	70,790	1,129,101
Ocwen Financial Corp. (a)(b)	12,933	436,359
OP Bancorp	28,065	328,361
PennyMac Financial Services, Inc.	53,431	3,187,693
Pioneer Bancorp, Inc. (a)	18,130	213,028
Ponce Financial Group, Inc. (a)(b)	31,055	307,134
Provident Bancorp, Inc.	19,950	138,453
Provident Financial Holdings, Inc.	15,190	219,040
Provident Financial Services, Inc.	131,514	2,963,010
Radian Group, Inc.	271,006	5,303,587
Rocket Companies, Inc. (b)	190,579	1,581,806
Security National Financial Corp. Class A	26,758	173,659
Southern Missouri Bancorp, Inc.	12,181	631,707
Sterling Bancorp, Inc. (a)(b)	31,816	204,895
TC Bancshares, Inc.	8,801	132,015
Territorial Bancorp, Inc.	10,478	237,851
TFS Financial Corp.	98,914	1,350,176
Timberland Bancorp, Inc./Washington	10,535	365,565
Trustco Bank Corp., New York	31,580	1,226,567
UWM Holdings Corp. Class A (b)	157,254	699,780
Velocity Financial, Inc. (a)	41,453	421,577
Walker & Dunlop, Inc.	50,966	4,551,773
Waterstone Financial, Inc.	41,989	703,316
Western New England Bancorp, Inc.	31,628	314,382
William Penn Bancorp, Inc.	17,081	199,848
WSFS Financial Corp.	106,879	5,184,700
		83,707,356
TOTAL FINANCIALS		8,352,035,236
HEALTH CARE - 14.9%
Biotechnology - 2.9%
180 Life Sciences Corp. (a)(b)	38,298	15,947
2seventy bio, Inc. (a)	64,093	1,004,337
4D Molecular Therapeutics, Inc. (a)	50,774	1,227,208
89Bio, Inc. (a)(b)	48,306	386,448
Aadi Bioscience, Inc. (a)(b)	26,241	351,105
Aadi Bioscience, Inc. rights (a)(c)	85,026	1
AbbVie, Inc.	2,957,927	476,758,674
Abeona Therapeutics, Inc. (a)(b)	3,965	14,908
Absci Corp. (a)(b)	82,308	205,770
ACADIA Pharmaceuticals, Inc. (a)	203,251	3,166,651
Achieve Life Sciences, Inc. (a)(b)	12,876	35,795
Acorda Therapeutics, Inc. (a)	10,397	6,642
Actinium Pharmaceuticals, Inc. (a)	46,721	517,201
Acumen Pharmaceuticals, Inc. (a)(b)	31,422	178,477
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	63,507
Adicet Bio, Inc. (a)	52,104	947,251
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)	304,802	1,018,039
Adverum Biotechnologies, Inc. (a)(b)	128,644	86,179
Aeglea BioTherapeutics, Inc. (a)	125,415	52,047
Aerovate Therapeutics, Inc. (a)(b)	16,077	302,891
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)	428,241	1,156,251
AgeX Therapeutics, Inc. (a)(b)	24,431	13,681
Agios Pharmaceuticals, Inc. (a)	91,124	2,746,477
Aikido Pharma, Inc. (a)(b)	7,418	25,370
Aileron Therapeutics, Inc. (a)	2,405	6,662
AIM ImmunoTech, Inc. (a)(b)	36,509	14,786
Akebia Therapeutics, Inc. (a)	290,002	78,446
Akero Therapeutics, Inc. (a)	49,044	2,280,546
Alaunos Therapeutics, Inc. (a)(b)	356,461	227,422
Albireo Pharma, Inc. (a)(b)	30,122	665,094
Aldeyra Therapeutics, Inc. (a)	83,344	466,726
Alector, Inc. (a)	112,966	959,081
Aligos Therapeutics, Inc. (a)	24,753	24,753
Alkermes PLC (a)	279,093	6,915,925
Allakos, Inc. (a)	115,448	952,446
Allogene Therapeutics, Inc. (a)(b)	150,895	1,487,825
Allovir, Inc. (a)(b)	76,721	576,175
Alnylam Pharmaceuticals, Inc. (a)	201,034	44,346,090
Alpine Immune Sciences, Inc. (a)(b)	16,715	104,970
Altimmune, Inc. (a)(b)	73,173	728,071
ALX Oncology Holdings, Inc. (a)(b)	35,269	391,486
Alzamend Neuro, Inc. (a)(b)	105,961	121,855
Amgen, Inc.	894,943	256,311,675
Amicus Therapeutics, Inc. (a)	416,584	5,040,666
AnaptysBio, Inc. (a)(b)	34,439	951,550
Anavex Life Sciences Corp. (a)(b)	138,191	1,218,845
Anika Therapeutics, Inc. (a)	27,108	854,986
Anixa Biosciences, Inc. (a)	52,257	263,375
Annexon, Inc. (a)(b)	69,367	377,356
Annovis Bio, Inc. (a)(b)	7,008	94,188
Apellis Pharmaceuticals, Inc. (a)	155,856	7,781,890
Apexigen, Inc. (a)	31,169	53,922
Applied Molecular Transport, Inc. (a)(b)	28,241	29,653
Applied Therapeutics, Inc. (a)	76,735	85,943
Aprea Therapeutics, Inc. (a)(b)	16,675	6,920
Aptevo Therapeutics, Inc. (a)(b)	5,943	18,542
Aptinyx, Inc. (a)	41,124	11,309
AquaBounty Technologies, Inc. (a)	111,133	76,448
Aravive, Inc. (a)(b)	19,699	26,397
Arbutus Biopharma Corp. (a)	201,678	473,943
ARCA Biopharma, Inc. (a)	52,959	111,743
Arcellx, Inc.	45,253	902,345
Arcturus Therapeutics Holdings, Inc. (a)(b)	41,433	764,025
Arcus Biosciences, Inc. (a)(b)	86,213	3,032,111
Arcutis Biotherapeutics, Inc. (a)	66,241	1,141,332
Ardelyx, Inc. (a)	269,499	463,538
Aridis Pharmaceuticals, Inc. (a)	11,612	10,567
Arrowhead Pharmaceuticals, Inc. (a)	174,530	5,619,866
Ars Pharmaceuticals, Inc. (a)	38,363	238,618
Assembly Biosciences, Inc. (a)(b)	104,278	136,604
Astria Therapeutics, Inc. (a)	16,864	169,483
Atara Biotherapeutics, Inc. (a)	161,873	733,285
Athenex, Inc. (a)	104,505	21,946
Athersys, Inc. (a)(b)	12,554	7,472
Atossa Therapeutics, Inc. (a)(b)	182,911	137,183
Atreca, Inc. (a)(b)	36,913	39,497
aTyr Pharma, Inc. (a)	34,154	73,773
Aura Biosciences, Inc. (a)	24,920	355,858
Avalo Therapeutics, Inc. (a)	14,996	80,978
AVEO Pharmaceuticals, Inc. (a)	51,537	770,478
Avid Bioservices, Inc. (a)	107,239	1,679,363
Avidity Biosciences, Inc. (a)(b)	87,342	1,016,661
Avita Medical, Inc. (a)(b)	40,787	271,234
AVROBIO, Inc. (a)(b)	47,959	43,590
Axcella Health, Inc. (a)	45,038	37,850
Beam Therapeutics, Inc. (a)(b)	97,612	4,508,698
Bellerophon Therapeutics, Inc. (a)	7,640	7,640
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	5,566
Bio-Path Holdings, Inc. (a)	3,392	4,986
BioAtla, Inc. (a)	47,858	526,917
Biocept, Inc. (a)(b)	14,680	11,304
BioCryst Pharmaceuticals, Inc. (a)(b)	307,076	4,102,535
Biogen, Inc. (a)	242,749	74,079,712
Biohaven Ltd. (a)	94,639	1,497,189
BioMarin Pharmaceutical, Inc. (a)	310,003	31,304,103
Biomea Fusion, Inc. (a)	28,671	206,144
Biora Therapeutics, Inc. (a)	210,765	51,637
BioVie, Inc. (a)(b)	1,121	7,556
BioXcel Therapeutics, Inc. (a)(b)	34,500	571,665
Black Diamond Therapeutics, Inc. (a)(b)	27,214	57,422
bluebird bio, Inc. (a)(b)	130,725	1,018,348
Blueprint Medicines Corp. (a)	102,149	4,881,701
Bolt Biotherapeutics, Inc. (a)(b)	21,951	32,487
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	78,882
BridgeBio Pharma, Inc. (a)(b)	177,928	1,667,185
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	2,047	6,694
C4 Therapeutics, Inc. (a)(b)	72,875	624,539
Cabaletta Bio, Inc. (a)(b)	44,398	198,903
Calithera Biosciences, Inc. (a)(b)	4,238	8,476
Calyxt, Inc. (a)	14,780	2,254
Candel Therapeutics, Inc. (a)	29,522	51,664
Capricor Therapeutics, Inc. (a)(b)	43,587	194,834
Cardiff Oncology, Inc. (a)	75,260	119,663
CareDx, Inc. (a)	94,552	1,224,448
Caribou Biosciences, Inc. (a)	90,338	841,047
CASI Pharmaceuticals, Inc. (a)(b)	14,678	28,622
Catalyst Biosciences, Inc. (a)	35,667	19,617
Catalyst Pharmaceutical Partners, Inc. (a)	155,696	2,611,022
Cel-Sci Corp. (a)(b)	62,124	184,508
Celcuity, Inc. (a)	12,131	110,877
Celldex Therapeutics, Inc. (a)	77,688	2,881,448
Cellectar Biosciences, Inc. (a)	5,651	10,624
Celularity, Inc. Class A (a)(b)	101,948	174,331
Century Therapeutics, Inc. (a)	36,598	384,279
Cerevel Therapeutics Holdings (a)(b)	105,286	3,049,083
Checkpoint Therapeutics, Inc. (a)(b)	111,216	65,606
Chimerix, Inc. (a)	127,558	276,801
Chinook Therapeutics, Inc. (a)	74,531	1,688,127
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cidara Therapeutics, Inc. (a)	123,525	79,068
Clene, Inc. (a)(b)	37,359	40,348
Clovis Oncology, Inc. (a)(b)	218,833	72,215
Codiak Biosciences, Inc. (a)	20,613	14,225
Cogent Biosciences, Inc. (a)	108,584	1,365,987
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	2,042	3,267
Coherus BioSciences, Inc. (a)(b)	109,415	750,587
Compass Therapeutics, Inc.	117,868	484,437
Concert Pharmaceuticals, Inc. (a)	73,013	351,923
ContraFect Corp. (a)(b)	52,173	9,214
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	157,355	30,606
Corvus Pharmaceuticals, Inc. (a)	58,129	54,188
Crinetics Pharmaceuticals, Inc. (a)	73,024	1,304,939
CRISPR Therapeutics AG (a)(b)	129,510	7,095,853
CTI BioPharma Corp. (a)	159,641	961,039
Cue Biopharma, Inc. (a)	47,568	183,612
Cullinan Oncology, Inc. (a)	44,855	557,548
Curis, Inc. (a)(b)	130,100	104,978
Cyclerion Therapeutics, Inc. (a)	45,211	42,950
Cyclo Therapeutics, Inc. (a)(b)	5,309	7,910
Cyteir Therapeutics, Inc. (a)	6,729	9,690
Cytokinetics, Inc. (a)	159,298	6,770,165
CytomX Therapeutics, Inc. (a)	90,799	157,990
Day One Biopharmaceuticals, Inc. (a)	45,165	958,853
Decibel Therapeutics, Inc. (a)(b)	25,211	77,398
Deciphera Pharmaceuticals, Inc. (a)	80,688	1,283,746
Denali Therapeutics, Inc. (a)	179,517	5,728,387
DermTech, Inc. (a)(b)	39,764	101,398
Design Therapeutics, Inc. (a)	48,734	682,276
DiaMedica Therapeutics, Inc. (a)	22,097	26,295
Diffusion Pharmaceuticals, Inc. (a)(b)	1,688	10,601
Dyadic International, Inc. (a)(b)	37,918	56,877
Dynavax Technologies Corp. (a)(b)	198,626	2,464,949
Dyne Therapeutics, Inc. (a)	38,912	455,270
Eagle Pharmaceuticals, Inc. (a)	18,690	678,821
Edesa Biotech, Inc. (a)(b)	8,424	7,769
Editas Medicine, Inc. (a)(b)	116,121	1,230,883
Effector Therapeutics, Inc. Class A (a)	9,490	3,929
Eiger Biopharmaceuticals, Inc. (a)(b)	71,583	324,987
Eledon Pharmaceuticals, Inc. (a)	18,468	45,801
Eliem Therapeutics, Inc. (a)(b)	7,452	18,779
Emergent BioSolutions, Inc. (a)	73,925	909,278
Enanta Pharmaceuticals, Inc. (a)	32,339	1,416,125
Enochian Biosciences, Inc. (a)(b)	23,157	34,851
Ensysce Biosciences, Inc. (a)(b)	764	2,216
Entrada Therapeutics, Inc. (a)	29,049	434,864
EQRx, Inc. (a)	378,775	1,424,194
Equillium, Inc. (a)(b)	21,675	35,981
Erasca, Inc. (a)	100,610	759,606
Evelo Biosciences, Inc. (a)(b)	101,849	212,864
Exact Sciences Corp. (a)	295,848	13,298,368
Exagen, Inc. (a)(b)	10,039	27,105
Exelixis, Inc. (a)	536,269	9,159,475
Exicure, Inc. (a)(b)	4,479	4,479
F-star Therapeutics, Inc. (a)	27,582	155,562
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)(b)	137,174	2,855,963
FibroGen, Inc. (a)	145,842	2,095,750
Finch Therapeutics Group, Inc. (a)	48,236	47,276
First Wave BioPharma, Inc. (a)(b)	197	164
Foghorn Therapeutics, Inc. (a)(b)	31,617	213,415
Forte Biosciences, Inc. (a)	16,638	16,551
Fortress Biotech, Inc. (a)	118,327	78,250
Frequency Therapeutics, Inc. (a)	54,830	121,723
Fresh Tracks Therapeutics, Inc. (a)(b)	2,082	4,060
G1 Therapeutics, Inc. (a)	64,723	385,749
Gain Therapeutics, Inc. (a)(b)	23,458	72,016
Galectin Therapeutics, Inc. (a)(b)	63,339	80,441
Galecto, Inc. (a)	11,675	18,330
Galera Therapeutics, Inc. (a)(b)	37,969	62,649
Gelesis Holdings, Inc. Class A (a)(b)	21,776	8,057
Gemini Therapeutics, Inc. (a)(b)	62,884	108,160
Generation Bio Co. (a)	76,796	409,323
Genprex, Inc. (a)(b)	68,088	91,919
GeoVax Labs, Inc. (a)	8,310	6,596
Geron Corp. (a)	542,932	1,259,602
Gilead Sciences, Inc.	2,095,415	184,040,299
GlycoMimetics, Inc. (a)	51,855	112,007
Gossamer Bio, Inc. (a)	128,134	1,096,827
Graphite Bio, Inc. (a)	51,627	182,243
GreenLight Biosciences Holdings PBC Class A (a)(b)	106,111	157,044
Greenwich Lifesciences, Inc. (a)(b)	4,975	69,401
Gritstone Bio, Inc. (a)(b)	105,793	311,031
Gt Biopharma, Inc. (a)	29,786	49,147
Halozyme Therapeutics, Inc. (a)	230,852	13,218,586
Harpoon Therapeutics, Inc. (a)(b)	34,224	23,447
HCW Biologics, Inc. (a)	29,023	61,239
Heron Therapeutics, Inc. (a)(b)	170,063	460,871
HilleVax, Inc. (b)	20,917	418,340
Histogen, Inc. (a)	128	131
Homology Medicines, Inc. (a)	61,627	94,906
Hookipa Pharma, Inc. (a)	77,302	81,940
Horizon Therapeutics PLC (a)	384,665	38,578,053
Humacyte, Inc. Class A (a)(b)	86,972	271,353
Humanigen, Inc. (a)(b)	75,276	10,689
iBio, Inc. (a)(b)	13,734	21,150
Icosavax, Inc. (a)(b)	22,828	76,246
Ideaya Biosciences, Inc. (a)(b)	52,287	934,892
Idera Pharmaceuticals, Inc. (a)(b)	91,027	27,317
IGM Biosciences, Inc. (a)(b)	15,512	341,419
Imago BioSciences, Inc. (a)	40,723	1,453,404
Immix Biopharma, Inc.	4,692	5,677
Immucell Corp. (a)	13,848	94,166
Immuneering Corp. (a)	30,922	200,684
Immunic, Inc. (a)(b)	36,420	48,803
ImmunityBio, Inc. (a)(b)	174,167	959,660
ImmunoGen, Inc. (a)	332,062	1,723,402
Immunome, Inc. (a)(b)	11,659	49,784
Immunovant, Inc. (a)	88,169	1,155,896
Impel Pharmaceuticals, Inc. (a)(b)	20,297	54,193
Imunon, Inc. (a)(b)	8,015	11,221
Incyte Corp. (a)	309,647	24,669,576
Infinity Pharmaceuticals, Inc. (a)	116,752	64,062
Inhibrx, Inc. (a)(b)	45,395	1,360,942
Inmune Bio, Inc. (a)(b)	15,186	108,580
Inovio Pharmaceuticals, Inc. (a)(b)	429,722	876,633
Inozyme Pharma, Inc. (a)(b)	37,524	54,410
Insmed, Inc. (a)	221,626	4,097,865
Instil Bio, Inc. (a)(b)	105,722	140,610
Intellia Therapeutics, Inc. (a)	129,244	6,650,896
Intercept Pharmaceuticals, Inc. (a)	41,103	612,846
Invivyd, Inc. (a)	91,440	206,654
Ionis Pharmaceuticals, Inc. (a)	235,557	9,608,370
Iovance Biotherapeutics, Inc. (a)	225,570	1,443,648
Ironwood Pharmaceuticals, Inc. Class A (a)	221,512	2,682,510
IsoRay, Inc. (a)(b)	190,229	75,521
iTeos Therapeutics, Inc. (a)	41,197	830,120
Iveric Bio, Inc. (a)	186,424	4,403,335
Janux Therapeutics, Inc. (a)(b)	30,174	411,573
Jasper Therapeutics, Inc. (a)(b)	15,107	9,250
Jounce Therapeutics, Inc. (a)	73,380	64,574
Kalvista Pharmaceuticals, Inc. (a)	34,538	186,160
Karuna Therapeutics, Inc. (a)	44,640	10,504,238
Karyopharm Therapeutics, Inc. (a)(b)	117,204	620,009
Keros Therapeutics, Inc. (a)	27,118	1,351,561
Kezar Life Sciences, Inc. (a)(b)	86,786	677,799
Kiniksa Pharmaceuticals Ltd. (a)	42,836	720,930
Kinnate Biopharma, Inc. (a)(b)	27,233	215,685
Kintara Therapeutics, Inc. (a)(b)	1,380	9,246
Kodiak Sciences, Inc. (a)	53,766	396,793
Kronos Bio, Inc. (a)(b)	77,287	146,845
Krystal Biotech, Inc. (a)(b)	35,546	2,763,346
Kura Oncology, Inc. (a)	103,457	1,631,517
Kymera Therapeutics, Inc. (a)(b)	61,376	1,778,676
Lantern Pharma, Inc. (a)(b)	6,165	30,825
Larimar Therapeutics, Inc. (a)	18,481	58,585
Leap Therapeutics, Inc. (a)(b)	105,092	63,539
Lexicon Pharmaceuticals, Inc. (a)	158,120	338,377
Lineage Cell Therapeutics, Inc. (a)(b)	256,547	371,993
Longeveron, Inc. (a)(b)	4,231	16,416
Lumos Pharma, Inc. (a)	3,251	16,645
Lyell Immunopharma, Inc. (a)	239,417	1,007,946
Macrogenics, Inc. (a)	92,923	597,495
Madrigal Pharmaceuticals, Inc. (a)(b)	20,245	1,419,377
Magenta Therapeutics, Inc. (a)	49,503	56,928
MannKind Corp. (a)(b)	429,317	2,009,204
Marker Therapeutics, Inc. (a)(b)	89,516	26,855
Matinas BioPharma Holdings, Inc. (a)	385,417	254,375
MediciNova, Inc. (a)(b)	61,340	161,938
MEI Pharma, Inc. (a)(b)	134,168	45,644
Merrimack Pharmaceuticals, Inc. (a)	25,209	300,239
Mersana Therapeutics, Inc. (a)	139,980	932,267
MiMedx Group, Inc. (a)	191,431	622,151
Minerva Neurosciences, Inc. (a)(b)	5,733	20,295
Mirati Therapeutics, Inc. (a)	84,978	7,765,290
Mirum Pharmaceuticals, Inc. (a)	40,271	751,054
Moderna, Inc. (a)	562,407	98,933,015
Molecular Templates, Inc. (a)(b)	59,475	31,516
Moleculin Biotech, Inc. (a)	30,817	44,376
Monte Rosa Therapeutics, Inc. (a)(b)	50,180	425,526
Morphic Holding, Inc. (a)(b)	52,732	1,451,185
Mustang Bio, Inc. (a)	96,783	48,875
Myovant Sciences Ltd. (a)	74,672	2,005,690
Myriad Genetics, Inc. (a)	136,905	2,773,695
NanoViricides, Inc. (a)(b)	8,252	13,121
Natera, Inc. (a)	180,447	7,419,981
Navidea Biopharmaceuticals, Inc. (a)	7,141	1,766
Neoleukin Therapeutics, Inc. (a)	48,248	24,606
Neubase Therapeutics, Inc. (a)(b)	27,182	6,314
Neurobo Pharmaceuticals, Inc. (a)	12	17
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	160,509	20,394,274
Neximmune, Inc. (a)(b)	6,510	2,884
NextCure, Inc. (a)(b)	28,995	40,883
Nighthawk Biosciences, Inc. (a)(b)	35,946	43,020
Nkarta, Inc. (a)(b)	54,669	463,593
Novavax, Inc. (a)(b)	128,920	2,125,891
Nurix Therapeutics, Inc. (a)(b)	73,894	915,547
Nuvalent, Inc. Class A (a)	42,255	1,389,344
Nuvectis Pharma, Inc. (b)	4,368	31,755
Ocugen, Inc. (a)(b)	361,796	564,402
Olema Pharmaceuticals, Inc. (a)	62,876	180,454
Omega Therapeutics, Inc. (a)	31,223	218,561
Omniab, Inc. (c)	10,389	22,336
Omniab, Inc. (c)	10,389	20,986
OncoCyte Corp. (a)(b)	131,228	61,690
Oncorus, Inc. (a)(b)	15,974	7,669
OncoSec Medical, Inc. (a)(b)	895	2,533
Oncternal Therapeutics, Inc. (a)	80,553	73,311
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)	60,641	12,007
Oragenics, Inc. (a)(b)	83,373	16,408
Organogenesis Holdings, Inc. Class A (a)	103,797	284,404
Organovo Holdings, Inc. (a)(b)	11,895	17,961
Orgenesis, Inc. (a)(b)	40,821	81,642
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	225,825
Outlook Therapeutics, Inc. (a)(b)	155,532	161,753
Ovid Therapeutics, Inc. (a)	80,268	142,074
Oyster Point Pharma, Inc. (a)	30,640	342,555
Palatin Technologies, Inc. (a)(b)	10,930	43,174
Pardes Biosciences, Inc. (a)	44,132	39,728
Passage Bio, Inc. (a)	44,674	54,502
PDL BioPharma, Inc. (a)(c)	218,274	275,025
PDS Biotechnology Corp. (a)(b)	53,646	484,423
PepGen, Inc.	13,944	208,602
PharmaCyte Biotech, Inc. (a)(b)	21,430	64,719
Pieris Pharmaceuticals, Inc. (a)	100,668	98,202
PMV Pharmaceuticals, Inc. (a)(b)	54,655	545,457
Point Biopharma Global, Inc. (a)(b)	109,779	747,595
Polarityte, Inc. (a)(b)	3,639	2,519
Poseida Therapeutics, Inc. (a)	87,585	399,388
Praxis Precision Medicines, Inc. (a)(b)	56,623	125,137
Precigen, Inc. (a)(b)	172,216	313,433
Precision BioSciences, Inc. (a)	151,736	207,878
Prelude Therapeutics, Inc. (a)	24,019	160,207
ProKidney Corp. (a)(b)	18,576	169,227
Prometheus Biosciences, Inc. (a)	47,902	1,969,251
Protagonist Therapeutics, Inc. (a)	71,859	568,405
Protara Therapeutics, Inc. (a)	11,701	41,305
Prothena Corp. PLC (a)	59,386	3,712,219
PTC Therapeutics, Inc. (a)	118,125	4,901,006
Puma Biotechnology, Inc. (a)	56,688	256,230
Pyxis Oncology, Inc. (a)(b)	45,168	65,494
Qualigen Therapeutics, Inc. (a)	1,512	2,268
Quince Therapeutics, Inc. (a)(b)	25,276	18,628
Rallybio Corp. (a)	24,028	138,401
RAPT Therapeutics, Inc. (a)	36,478	644,931
Recursion Pharmaceuticals, Inc. (a)(b)	196,866	1,850,540
Regeneron Pharmaceuticals, Inc. (a)	179,212	134,713,660
REGENXBIO, Inc. (a)	61,477	1,469,300
Regulus Therapeutics, Inc. (a)(b)	5,076	8,680
Relay Therapeutics, Inc. (a)(b)	146,051	2,713,628
Reneo Pharmaceuticals, Inc. (a)	19,130	42,469
Repligen Corp. (a)	86,112	15,400,270
Replimune Group, Inc. (a)	55,544	1,136,986
Revolution Medicines, Inc. (a)(b)	124,562	2,938,418
Rezolute, Inc. (a)(b)	54,697	89,703
Rhythm Pharmaceuticals, Inc. (a)	66,052	1,768,212
Rigel Pharmaceuticals, Inc. (a)	265,322	178,190
Rocket Pharmaceuticals, Inc. (a)(b)	82,220	1,552,314
Roivant Sciences Ltd. (a)	187,920	1,007,251
Rubius Therapeutics, Inc. (a)(b)	69,675	15,468
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	92,736
Sage Therapeutics, Inc. (a)	84,853	3,482,367
Salarius Pharmaceuticals, Inc. (a)	2,571	4,962
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	1
Sana Biotechnology, Inc. (a)(b)	137,536	686,305
Sangamo Therapeutics, Inc. (a)	224,908	823,163
Sarepta Therapeutics, Inc. (a)	147,039	18,057,860
Savara, Inc. (a)	99,425	157,092
Scholar Rock Holding Corp. (a)(b)	60,104	467,008
Seagen, Inc. (a)	227,867	27,660,775
Selecta Biosciences, Inc. (a)(b)	188,029	246,318
Sellas Life Sciences Group, Inc. (a)(b)	36,800	87,952
Sensei Biotherapeutics, Inc. (a)(b)	11,330	16,089
Senti Biosciences, Inc. (a)(b)	38,123	87,683
Sera Prognostics, Inc. (a)	32,638	43,735
Seres Therapeutics, Inc. (a)	153,678	998,907
Sesen Bio, Inc. (a)	266,888	147,803
Shattuck Labs, Inc. (a)	67,552	153,343
Sigilon Therapeutics, Inc. (a)	12,132	5,055
Sio Gene Therapies, Inc. (a)	38,531	11,864
Societal Cdmo, Inc. (a)	57,578	103,640
Soleno Therapeutics, Inc. (a)	2,452	2,648
Solid Biosciences, Inc. (a)(b)	5,987	40,113
Soligenix, Inc. (a)(b)	23,654	13,272
Sorrento Therapeutics, Inc. (a)(b)	652,165	847,815
Spectrum Pharmaceuticals, Inc. (a)(b)	243,368	112,095
Spero Therapeutics, Inc. (a)(b)	39,004	75,668
SpringWorks Therapeutics, Inc. (a)(b)	52,660	1,273,319
Spruce Biosciences, Inc. (a)(b)	5,509	6,060
SQZ Biotechnologies Co. (a)(b)	20,477	51,397
Statera Biopharma, Inc. (a)(b)	22,064	2,758
Stoke Therapeutics, Inc. (a)	34,516	260,251
Summit Therapeutics, Inc. (a)	58,026	46,421
Surface Oncology, Inc. (a)	51,934	47,779
Surrozen, Inc. (a)(b)	11,713	7,262
Sutro Biopharma, Inc. (a)	87,666	656,618
Synaptogenix, Inc. (a)(b)	7,462	44,324
Syndax Pharmaceuticals, Inc. (a)	88,456	2,119,406
Synlogic, Inc. (a)	57,398	34,335
Syros Pharmaceuticals, Inc. (a)(b)	13,479	53,377
T2 Biosystems, Inc. (a)(b)	4,844	8,089
Talaris Therapeutics, Inc. (a)(b)	38,404	56,070
Tango Therapeutics, Inc. (a)	78,878	592,374
Taysha Gene Therapies, Inc. (a)	35,232	77,863
TCR2 Therapeutics, Inc. (a)	40,487	53,848
Tempest Therapeutics, Inc. (a)(b)	2,810	4,412
Tenaya Therapeutics, Inc. (a)	42,263	111,997
TG Therapeutics, Inc. (a)	230,497	2,032,984
Theriva Biologics, Inc. (a)(b)	9,758	7,050
TONIX Pharmaceuticals Holding (a)	84,423	32,503
TRACON Pharmaceuticals, Inc. (a)	24,147	36,462
Travere Therapeutics, Inc. (a)	95,192	1,916,215
Trevena, Inc. (a)	8,946	30,908
TScan Therapeutics, Inc. (a)	24,700	53,105
Twist Bioscience Corp. (a)	93,206	2,549,184
Tyra Biosciences, Inc. (a)(b)	24,045	168,555
Ultragenyx Pharmaceutical, Inc. (a)	115,925	4,208,078
uniQure B.V. (a)	69,015	1,826,137
United Therapeutics Corp. (a)	76,337	21,365,963
UNITY Biotechnology, Inc. (a)	4,607	12,669
Vanda Pharmaceuticals, Inc. (a)	89,284	974,088
Vaxart, Inc. (a)(b)	200,059	236,070
Vaxcyte, Inc. (a)	98,656	4,544,095
Vaxxinity, Inc. Class A	64,022	167,738
VBI Vaccines, Inc. (a)	359,977	187,188
Vera Therapeutics, Inc. (a)	22,681	378,773
Veracyte, Inc. (a)	124,248	3,446,640
Verastem, Inc. (a)(b)	271,742	125,001
Vericel Corp. (a)	76,907	1,755,787
Vertex Pharmaceuticals, Inc. (a)	428,833	135,682,761
Verve Therapeutics, Inc. (a)(b)	67,124	1,559,291
Vigil Neuroscience, Inc.	8,965	112,063
Viking Therapeutics, Inc. (a)(b)	104,003	421,212
Vincerx Pharma, Inc. (a)	27,455	19,219
Vir Biotechnology, Inc. (a)	124,869	3,523,803
Viracta Therapeutics, Inc. (a)(b)	41,223	95,637
Viridian Therapeutics, Inc. (a)(b)	62,068	1,568,458
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)	14,707	4,265
VistaGen Therapeutics, Inc. (a)	268,335	37,057
Vor Biopharma, Inc. (a)(b)	18,724	86,130
Voyager Therapeutics, Inc. (a)	41,094	244,098
vTv Therapeutics, Inc. Class A (a)(b)	39,197	32,189
Vyant Bio, Inc. (a)	3,601	4,465
Werewolf Therapeutics, Inc. (a)	24,346	44,553
X4 Pharmaceuticals, Inc. (a)	115,894	173,841
Xbiotech, Inc. (a)	22,712	73,587
Xencor, Inc. (a)	99,739	2,964,243
Xilio Therapeutics, Inc. (a)	11,070	28,339
XOMA Corp. (a)(b)	16,955	358,937
Y-mAbs Therapeutics, Inc. (a)(b)	57,506	257,052
Yumanity Therapeutics, Inc. (a)	2,924	5,234
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	72,648	1,606,974
		1,971,663,482
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,927,766	314,969,066
Abiomed, Inc. (a)	75,904	28,675,772
Accelerate Diagnostics, Inc. (a)(b)	88,589	76,878
Accuray, Inc. (a)(b)	143,156	293,470
Acutus Medical, Inc. (a)(b)	22,522	18,243
Aethlon Medical, Inc. (a)	25,344	10,721
Align Technology, Inc. (a)	121,580	23,909,923
Alphatec Holdings, Inc. (a)	115,279	1,182,763
Angiodynamics, Inc. (a)	67,151	869,605
Apollo Endosurgery, Inc. (a)(b)	66,836	677,049
Apyx Medical Corp. (a)	57,479	101,163
Artivion, Inc. (a)	70,240	898,370
Asensus Surgical, Inc. (a)(b)	410,079	168,132
Aspira Women's Health, Inc. (a)(b)	97,584	35,325
Atricure, Inc. (a)	80,221	3,654,869
Atrion Corp.	2,373	1,435,190
Avanos Medical, Inc. (a)	78,830	2,120,527
Avinger, Inc. (a)(b)	7,694	9,541
AxoGen, Inc. (a)	73,587	805,778
Axonics Modulation Technologies, Inc. (a)	81,068	5,551,537
Baxter International, Inc.	842,501	47,626,582
Becton, Dickinson & Co.	476,972	118,928,198
Beyond Air, Inc. (a)(b)	44,674	255,982
BioLase Technology, Inc. (a)(b)	10,705	10,341
Biomerica, Inc. (a)(b)	13,757	47,874
BioSig Technologies, Inc. (a)(b)	30,625	12,553
Bioventus, Inc. (a)(b)	57,583	112,287
Boston Scientific Corp. (a)	2,394,292	108,389,599
Butterfly Network, Inc. Class A (a)	238,190	769,354
Cardiovascular Systems, Inc. (a)	69,614	975,292
Cerus Corp. (a)	303,335	1,213,340
Chembio Diagnostics, Inc. (a)(b)	13,955	4,187
ClearPoint Neuro, Inc. (a)(b)	38,429	362,385
Co.-Diagnostics, Inc. (a)(b)	53,591	161,309
ConforMis, Inc. (a)	11,744	32,883
CONMED Corp.	51,787	4,290,553
Cue Health, Inc. (a)(b)	160,774	514,477
Cutera, Inc. (a)(b)	29,766	1,416,266
CVRx, Inc. (a)(b)	21,822	291,978
CytoSorbents Corp. (a)(b)	62,586	87,620
DarioHealth Corp. (a)(b)	29,090	144,286
Delcath Systems, Inc. (a)	4,791	13,606
Dentsply Sirona, Inc.	361,478	10,938,324
DexCom, Inc. (a)	656,441	76,330,959
Eargo, Inc. (a)(b)	317,198	201,484
Edwards Lifesciences Corp. (a)	1,036,091	80,038,030
Ekso Bionics Holdings, Inc. (a)	14,838	15,432
electroCore, Inc. (a)(b)	58,573	19,399
Electromed, Inc. (a)	6,101	60,949
Embecta Corp.	95,454	3,142,346
ENDRA Life Sciences, Inc. (a)	38,471	6,832
Enovis Corp. (a)	80,951	4,381,878
Envista Holdings Corp. (a)	272,836	9,309,164
Envveno Medical Corp. (a)(b)	10,208	60,227
Figs, Inc. Class A (a)(b)	209,949	1,643,901
Fonar Corp. (a)	12,634	237,772
Glaukos Corp. (a)	78,490	3,655,279
Globus Medical, Inc. (a)	128,645	9,505,579
Haemonetics Corp. (a)	84,819	7,235,909
Helius Medical Technologies, Inc. (U.S.) (a)	534	167
Heska Corp. (a)	18,209	1,171,749
Hologic, Inc. (a)	417,202	31,774,104
Hyperfine, Inc. (a)(b)	66,299	53,039
ICU Medical, Inc. (a)(b)	33,853	5,390,413
IDEXX Laboratories, Inc. (a)	139,113	59,244,053
Inari Medical, Inc. (a)	80,779	5,943,719
Inogen, Inc. (a)	38,742	864,721
Inspire Medical Systems, Inc. (a)	46,156	11,149,905
Insulet Corp. (a)	116,055	34,743,385
Integer Holdings Corp. (a)	56,096	4,169,055
Integra LifeSciences Holdings Corp. (a)	122,566	6,733,776
Intuitive Surgical, Inc. (a)	598,090	161,717,555
Invacare Corp. (a)(b)	53,785	18,825
INVO Bioscience, Inc. (a)(b)	23,986	22,899
IRadimed Corp.	10,923	322,884
iRhythm Technologies, Inc. (a)	49,956	5,447,702
Iridex Corp. (a)	14,475	35,030
Kewaunee Scientific Corp. (a)	970	16,054
KORU Medical Systems, Inc. (a)(b)	71,893	212,084
Lantheus Holdings, Inc. (a)	115,039	7,141,621
LeMaitre Vascular, Inc.	32,885	1,540,662
LENSAR, Inc. (a)	16,562	54,820
LivaNova PLC (a)	89,393	4,949,690
LogicMark, Inc. (a)(b)	2,348	1,502
Lucid Diagnostics, Inc. (a)(b)	3,903	7,260
Lucira Health, Inc. (a)(b)	12,311	4,678
Masimo Corp. (a)	81,062	11,749,126
Medtronic PLC	2,221,621	175,596,924
Meridian Bioscience, Inc. (a)	72,255	2,312,160
Merit Medical Systems, Inc. (a)	95,526	6,877,872
Mesa Laboratories, Inc.	8,973	1,517,962
Microbot Medical, Inc. (a)	10,061	45,778
Milestone Scientific, Inc. (a)(b)	55,851	31,399
Minerva Surgical, Inc. (a)	7,017	1,264
Motus GI Holdings, Inc. (a)(b)	2,318	3,106
Myomo, Inc. (a)	6,750	5,486
NanoVibronix, Inc. (a)(b)	39,040	15,811
Nemaura Medical, Inc. (a)	15,517	33,206
Neogen Corp. (a)	367,345	6,083,233
NeuroMetrix, Inc. (a)(b)	14,942	25,103
Neuronetics, Inc. (a)	40,422	253,850
NeuroOne Medical Technologies Corp. (a)	11,708	16,508
NeuroPace, Inc. (a)(b)	9,942	16,007
Nevro Corp. (a)	58,841	2,748,463
Novocure Ltd. (a)	150,709	11,580,480
NuVasive, Inc. (a)	87,636	3,403,782
Nuwellis, Inc. (a)(b)	9,397	1,334
Omnicell, Inc. (a)	73,678	3,802,522
OraSure Technologies, Inc. (a)	114,677	577,972
Orthofix International NV (a)	31,860	573,161
OrthoPediatrics Corp. (a)	24,589	1,081,670
Outset Medical, Inc. (a)	80,724	1,701,662
Owlet, Inc. (a)(b)	110,618	91,824
Paragon 28, Inc. (a)	42,507	871,394
PAVmed, Inc. (a)(b)	117,738	82,417
Penumbra, Inc. (a)	63,066	13,212,958
Predictive Oncology, Inc. (a)	75,628	29,124
Pro-Dex, Inc. (a)	4,562	80,063
PROCEPT BioRobotics Corp. (a)	53,960	2,314,884
Pulmonx Corp. (a)(b)	65,299	393,100
Pulse Biosciences, Inc. (a)(b)	22,939	45,878
QuidelOrtho Corp. (a)	90,919	7,965,414
Quotient Ltd. (a)(b)	3,687	2,802
Reshape Lifesciences, Inc. (a)	178	28
ResMed, Inc.	244,781	56,348,586
Retractable Technologies, Inc. (a)(b)	32,187	63,408
Rockwell Medical Technologies, Inc. (a)(b)	7,463	8,135
RxSight, Inc. (a)	22,739	290,377
Sanara Medtech, Inc. (a)(b)	4,734	177,383
Seaspine Holdings Corp. (a)	50,376	377,316
Semler Scientific, Inc. (a)	9,790	290,176
Senseonics Holdings, Inc. (a)(b)	763,922	847,953
Sensus Healthcare, Inc. (a)(b)	23,984	160,213
Shockwave Medical, Inc. (a)	59,916	15,194,698
SI-BONE, Inc. (a)(b)	51,563	633,194
Sientra, Inc. (a)(b)	77,158	21,604
Sight Sciences, Inc. (a)(b)	46,351	517,741
Silk Road Medical, Inc. (a)	58,045	3,090,896
Sintx Technologies, Inc. (a)(b)	35,965	4,816
SmileDirectClub, Inc. (a)(b)	228,398	138,889
Sonendo, Inc. (a)(b)	11,072	26,462
Staar Surgical Co. (a)	79,508	4,540,702
Stereotaxis, Inc. (a)(b)	91,596	217,998
STERIS PLC	167,413	31,095,291
STRATA Skin Sciences, Inc. (a)(b)	566	487
Stryker Corp.	563,816	131,870,924
Surgalign Holdings, Inc. (a)(b)	4,658	10,481
SurModics, Inc. (a)	24,724	893,278
Tactile Systems Technology, Inc. (a)	29,608	253,444
Talis Biomedical Corp. (a)(b)	29,289	16,071
Tandem Diabetes Care, Inc. (a)	107,462	4,518,777
Tela Bio, Inc. (a)(b)	6,272	52,622
Teleflex, Inc.	78,487	18,375,376
The Cooper Companies, Inc.	82,439	26,079,578
TransMedics Group, Inc. (a)	51,709	3,199,236
Treace Medical Concepts, Inc. (a)	52,708	1,220,190
UFP Technologies, Inc. (a)	10,975	1,317,549
Utah Medical Products, Inc.	6,131	546,027
Vapotherm, Inc. (a)	38,832	34,560
Varex Imaging Corp. (a)	66,514	1,412,757
Venus Concept, Inc. (a)(b)	16,173	3,725
Vicarious Surgical, Inc. (a)	68,771	240,699
ViewRay, Inc. (a)	235,446	1,134,850
Vivani Medical, Inc. (a)(b)	14,822	20,751
VolitionRx Ltd. (a)(b)	47,456	112,945
Zimmer Biomet Holdings, Inc.	350,263	42,066,586
Zimvie, Inc. (a)	33,340	298,060
Zomedica Corp. (a)(b)	1,469,468	293,894
Zynex, Inc. (b)	44,671	612,886
		1,824,417,008
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (a)	281,336	4,779,899
23andMe Holding Co. Class A (a)(b)	433,912	1,323,432
Acadia Healthcare Co., Inc. (a)	152,101	13,546,115
Accolade, Inc. (a)	103,848	916,978
AdaptHealth Corp. (a)	129,995	2,900,188
Addus HomeCare Corp. (a)	27,096	2,988,147
Agiliti, Inc. (a)(b)	56,716	936,381
agilon health, Inc. (a)	329,492	5,785,880
AirSculpt Technologies, Inc.	11,103	39,749
Akumin, Inc. (a)	95,868	100,661
Alerislife, Inc. (a)	29,657	23,462
Alignment Healthcare, Inc. (a)	136,400	1,814,120
Amedisys, Inc. (a)	53,642	4,886,250
AmerisourceBergen Corp.	270,081	46,100,126
AMN Healthcare Services, Inc. (a)	72,040	8,911,348
Apollo Medical Holdings, Inc. (a)(b)	64,845	1,845,489
ATI Physical Therapy, Inc. (a)(b)	89,658	35,514
Aveanna Healthcare Holdings, Inc. (a)(b)	88,069	59,755
Biodesix, Inc. (a)	19,025	38,050
Brookdale Senior Living, Inc. (a)	313,755	988,328
Cano Health, Inc. (a)	287,188	545,657
Cardinal Health, Inc.	455,212	36,494,346
CareMax, Inc. Class A (a)	115,874	458,861
Castle Biosciences, Inc. (a)	43,028	1,015,031
Centene Corp. (a)	955,508	83,176,971
Chemed Corp.	24,977	12,988,040
Cigna Corp.	510,530	167,908,212
Clover Health Investments Corp. (a)(b)	550,491	721,143
Community Health Systems, Inc. (a)	221,982	761,398
Corvel Corp. (a)	15,216	2,327,592
Cross Country Healthcare, Inc. (a)	61,193	2,189,486
CVS Health Corp.	2,195,929	223,721,247
DaVita HealthCare Partners, Inc. (a)	93,480	6,892,280
DocGo, Inc. Class A (a)	133,870	983,945
Elevance Health, Inc.	401,621	214,031,863
Encompass Health Corp.	167,491	9,794,874
Enhabit Home Health & Hospice (a)	84,100	1,203,471
Enzo Biochem, Inc. (a)	55,775	110,992
Fulgent Genetics, Inc. (a)	33,657	1,220,739
Great Elm Group, Inc. (a)	40,893	79,741
Guardant Health, Inc. (a)	171,693	8,986,412
HCA Holdings, Inc.	359,906	86,456,619
HealthEquity, Inc. (a)	140,619	8,926,494
Henry Schein, Inc. (a)	227,070	18,374,504
Hims & Hers Health, Inc. (a)(b)	197,563	1,222,915
Humana, Inc.	211,746	116,439,125
InfuSystems Holdings, Inc. (a)	28,044	240,618
Innovage Holding Corp. (a)	38,861	251,819
Invitae Corp. (a)(b)	369,463	1,097,305
Laboratory Corp. of America Holdings	151,267	36,409,967
LHC Group, Inc. (a)	51,768	8,459,409
LifeStance Health Group, Inc. (a)	156,100	794,549
Lisata Therapeutics, Inc. (a)(b)	3,262	11,645
McKesson Corp.	240,263	91,703,582
Modivcare, Inc. (a)	21,046	1,620,542
Molina Healthcare, Inc. (a)	97,127	32,709,460
National Healthcare Corp.	23,234	1,432,144
National Research Corp. Class A	24,295	941,188
Oak Street Health, Inc. (a)(b)	195,198	4,220,181
Ontrak, Inc. (a)(b)	11,611	4,993
Opko Health, Inc. (a)	684,094	1,026,141
Option Care Health, Inc. (a)	260,053	7,830,196
Owens & Minor, Inc.	127,106	2,619,655
P3 Health Partners, Inc. Class A (a)(b)	54,060	258,407
Patterson Companies, Inc.	147,060	4,182,386
Pediatrix Medical Group, Inc. (a)	139,334	2,226,557
Pennant Group, Inc. (a)	44,512	460,254
PetIQ, Inc. Class A (a)	46,814	555,682
Precipio, Inc. (a)(b)	37,582	28,818
Premier, Inc.	198,749	6,628,279
Privia Health Group, Inc. (a)	80,676	1,930,577
Progyny, Inc. (a)	126,718	4,641,680
Psychemedics Corp.	1,921	10,873
Quest Diagnostics, Inc.	194,896	29,591,060
R1 Rcm, Inc. (a)	226,595	2,050,685
RadNet, Inc. (a)	82,173	1,624,560
Select Medical Holdings Corp.	171,824	4,223,434
Sema4 Holdings Corp. Class A (a)(b)	439,910	182,211
Signify Health, Inc. (a)	113,413	3,245,880
Sonida Senior Living, Inc. (a)	5,304	81,522
Surgery Partners, Inc. (a)	104,302	2,952,790
Talkspace, Inc. Class A (a)	193,412	170,203
Tenet Healthcare Corp. (a)	181,050	8,360,889
The Ensign Group, Inc.	92,707	8,807,165
The Joint Corp. (a)	22,958	342,304
The Oncology Institute, Inc. (a)	42,029	59,261
U.S. Physical Therapy, Inc.	21,681	1,873,455
UnitedHealth Group, Inc.	1,563,955	856,671,991
Universal Health Services, Inc. Class B	110,225	14,422,941
Vivos Therapeutics, Inc. (a)	22,495	11,225
		2,252,020,313
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	183,505	3,475,585
American Well Corp. (a)	404,790	1,477,484
Augmedix, Inc. (a)	46,963	59,173
Biotricity, Inc. (a)(b)	59,907	62,303
CareCloud, Inc. (a)	4,478	14,912
Certara, Inc. (a)	175,217	2,975,185
Computer Programs & Systems, Inc. (a)	23,788	704,125
Definitive Healthcare Corp. (a)(b)	60,558	688,544
Doximity, Inc. (a)(b)	185,460	6,303,785
Evolent Health, Inc. (a)	137,425	3,956,466
Forian, Inc. (a)(b)	20,350	50,265
GoodRx Holdings, Inc. (a)(b)	129,036	562,597
Health Catalyst, Inc. (a)	93,417	979,010
HealthStream, Inc. (a)	43,232	1,098,093
HTG Molecular Diagnostics (a)	3,005	992
iCAD, Inc. (a)	34,731	62,516
MultiPlan Corp. Class A (a)(b)	415,543	619,159
NantHealth, Inc. (a)	57,911	14,767
Nextgen Healthcare, Inc. (a)	95,142	1,978,954
OptimizeRx Corp. (a)	28,785	607,076
Pear Therapeutics, Inc. Class A (a)(b)	82,147	151,972
Phreesia, Inc. (a)	89,902	2,501,074
Schrodinger, Inc. (a)	88,730	1,597,140
Sharecare, Inc. Class A (a)	529,184	1,010,741
Simulations Plus, Inc.	26,515	1,076,244
Streamline Health Solutions, Inc. (a)(b)	94,959	183,271
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	153,531
Teladoc Health, Inc. (a)(b)	274,259	7,819,124
UpHealth, Inc. (a)	105,581	36,478
Veeva Systems, Inc. Class A (a)	233,996	44,543,479
		84,764,045
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	159,942	6,183,358
Adaptive Biotechnologies Corp. (a)	190,392	1,671,642
Agilent Technologies, Inc.	499,200	77,366,016
Akoya Biosciences, Inc. (a)(b)	29,686	385,324
Alpha Teknova, Inc. (a)	7,482	35,315
Applied DNA Sciences, Inc. (a)(b)	30,076	40,903
Avantor, Inc. (a)	1,127,242	25,114,952
Azenta, Inc.	125,721	7,569,661
Berkeley Lights, Inc. (a)	100,721	296,120
Bio-Rad Laboratories, Inc. Class A (a)	35,775	14,836,250
Bio-Techne Corp.	262,336	22,295,937
BioLife Solutions, Inc. (a)	57,074	1,208,257
BioNano Genomics, Inc. (a)(b)	500,085	1,005,171
Bruker Corp.	168,371	11,349,889
Champions Oncology, Inc. (a)	6,812	47,003
Charles River Laboratories International, Inc. (a)	84,988	19,425,707
ChromaDex, Inc. (a)(b)	81,329	139,886
Codex DNA, Inc. (a)(b)	11,274	16,347
Codexis, Inc. (a)	111,703	611,015
CryoPort, Inc. (a)(b)	83,452	1,648,177
Cytek Biosciences, Inc. (a)	132,910	1,713,210
Danaher Corp.	1,095,110	299,414,025
Harvard Bioscience, Inc. (a)	56,746	145,270
Illumina, Inc. (a)	262,729	57,295,940
Inotiv, Inc. (a)(b)	29,273	176,809
IQVIA Holdings, Inc. (a)	311,580	67,930,672
IsoPlexis Corp. (a)	12,886	17,525
Maravai LifeSciences Holdings, Inc. (a)	181,312	2,697,923
MaxCyte, Inc. (a)	150,541	901,741
Medpace Holdings, Inc. (a)	42,008	8,817,059
Mettler-Toledo International, Inc. (a)	37,621	55,286,317
Miromatrix Medical, Inc. (a)(b)	30,469	127,665
Nanostring Technologies, Inc. (a)	76,221	532,785
Nautilus Biotechnology, Inc. (a)(b)	76,085	137,714
NeoGenomics, Inc. (a)	208,979	2,342,655
Pacific Biosciences of California, Inc. (a)(b)	344,172	3,699,849
PerkinElmer, Inc.	211,277	29,521,735
Personalis, Inc. (a)	51,986	132,044
Quanterix Corp. (a)	60,812	808,800
Quantum-Si, Inc. (a)	146,687	349,115
Rapid Micro Biosystems, Inc. (a)(b)	8,506	17,437
Science 37 Holdings, Inc. (a)	109,685	65,394
Seer, Inc. (a)(b)	58,297	376,599
Singular Genomics Systems, Inc. (a)	78,330	159,793
SomaLogic, Inc. Class A (a)	259,192	725,738
Sotera Health Co. (a)	163,887	1,366,818
Standard BioTools, Inc. (a)(b)	112,984	157,048
Syneos Health, Inc. (a)	170,797	6,025,718
Thermo Fisher Scientific, Inc.	655,120	367,011,326
Waters Corp. (a)	99,942	34,639,897
West Pharmaceutical Services, Inc.	123,820	29,055,601
		1,162,897,152
Pharmaceuticals - 4.2%
9 Meters Biopharma, Inc. (a)(b)	17,426	29,798
AcelRx Pharmaceuticals, Inc. (a)(b)	8,051	19,242
Acer Therapeutics, Inc. (a)(b)	6,588	8,367
Aclaris Therapeutics, Inc. (a)	86,199	1,311,949
Adamis Pharmaceuticals Corp. (a)(b)	200,206	39,981
Adial Pharmaceuticals, Inc. (a)	12,772	3,335
Agile Therapeutics, Inc. (a)	2,144	450
Alimera Sciences, Inc. (a)(b)	13,038	44,981
Amneal Pharmaceuticals, Inc. (a)	186,979	478,666
Amphastar Pharmaceuticals, Inc. (a)	63,471	1,871,760
Amylyx Pharmaceuticals, Inc.	64,434	2,472,333
AN2 Therapeutics, Inc. (b)	8,413	83,878
Angion Biomedica Corp. (a)	6,656	5,658
ANI Pharmaceuticals, Inc. (a)	21,042	882,712
Aquestive Therapeutics, Inc. (a)(b)	78,342	72,701
Arvinas Holding Co. LLC (a)	80,546	3,305,608
Assertio Holdings, Inc. (a)(b)	79,725	247,148
Atea Pharmaceuticals, Inc. (a)	129,142	605,676
Athira Pharma, Inc. (a)	48,208	149,927
Avenue Therapeutics, Inc. (a)	411	551
Axsome Therapeutics, Inc. (a)(b)	52,407	3,788,502
Aytu BioScience, Inc. (a)(b)	31,782	6,518
Baudax Bio, Inc. (a)(b)	2,199	324
Biofrontera, Inc. (a)	8,427	8,848
Bright Green Corp. (a)	105,981	61,427
Bristol-Myers Squibb Co.	3,572,534	286,803,030
Cara Therapeutics, Inc. (a)(b)	70,847	835,995
Cassava Sciences, Inc. (a)(b)	63,159	2,199,828
Catalent, Inc. (a)	300,432	15,060,656
CinCor Pharma, Inc. (b)	31,650	373,470
Citius Pharmaceuticals, Inc. (a)(b)	224,231	262,350
Clearside Biomedical, Inc. (a)	75,812	91,733
Clever Leaves Holdings, Inc. (a)(b)	37,601	16,902
Cocrystal Pharma, Inc. (a)	8,526	23,361
Collegium Pharmaceutical, Inc. (a)	55,936	1,223,320
Corcept Therapeutics, Inc. (a)	157,343	3,977,631
CorMedix, Inc. (a)(b)	59,573	247,824
Cumberland Pharmaceuticals, Inc. (a)	5,048	11,459
CymaBay Therapeutics, Inc. (a)	140,868	476,134
Dare Bioscience, Inc. (a)(b)	186,895	166,355
DICE Therapeutics, Inc. (a)	54,322	1,890,949
Durect Corp. (a)	315,588	132,515
Edgewise Therapeutics, Inc. (a)	45,684	408,872
Elanco Animal Health, Inc. (a)	750,596	9,660,171
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,319,385	489,597,386
Eloxx Pharmaceuticals, Inc. (a)	111,164	15,118
Enliven Therapeutics, Inc. (a)(b)	30,877	131,536
Enveric Biosciences, Inc. (a)(b)	463	1,329
Esperion Therapeutics, Inc. (a)	107,452	719,928
Eton Pharmaceuticals, Inc. (a)(b)	30,410	91,838
Evoke Pharma, Inc. (a)	494	741
Evolus, Inc. (a)(b)	66,179	479,136
Eyenovia, Inc. (a)(b)	58,613	115,468
Eyepoint Pharmaceuticals, Inc. (a)(b)	42,504	136,013
Fulcrum Therapeutics, Inc. (a)	58,279	399,211
Graybug Vision, Inc. (a)(b)	6,561	4,060
Harmony Biosciences Holdings, Inc. (a)	49,426	2,954,192
Harrow Health, Inc. (a)(b)	45,670	509,221
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	38,481
Ikena Oncology, Inc. (a)	44,381	98,970
Innoviva, Inc. (a)	104,480	1,371,822
Intra-Cellular Therapies, Inc. (a)	147,521	7,998,589
Jaguar Health, Inc. (a)(b)	64,081	8,331
Jazz Pharmaceuticals PLC (a)	104,438	16,387,367
Johnson & Johnson	4,396,000	782,488,000
Kala Pharmaceuticals, Inc. (a)(b)	1,543	8,162
KemPharm, Inc. (a)(b)	51,355	244,450
Landos Biopharma, Inc. (a)	9,145	1,966
Lannett Co., Inc. (a)(b)	54,109	30,036
Ligand Pharmaceuticals, Inc. Class B (a)	27,397	1,997,241
Lipocine, Inc. (a)	129,114	58,114
Liquidia Technologies, Inc. (a)	77,898	391,048
Longboard Pharmaceuticals, Inc. (a)	22,780	122,329
Lyra Therapeutics, Inc. (a)	31,462	110,432
Marinus Pharmaceuticals, Inc. (a)(b)	61,627	295,193
Merck & Co., Inc.	4,236,977	466,575,907
MyMD Pharmaceuticals, Inc. (a)(b)	46,364	99,219
Nektar Therapeutics (a)	294,483	824,552
NGM Biopharmaceuticals, Inc. (a)	58,005	320,768
NovaBay Pharmaceuticals, Inc. (a)(b)	128	270
Novan, Inc. (a)(b)	20,460	19,437
NRX Pharmaceuticals, Inc. (a)(b)	44,573	64,185
Nutriband, Inc. (a)	6,344	24,868
Nuvation Bio, Inc. (a)	238,724	455,963
Ocular Therapeutix, Inc. (a)	133,303	395,910
Ocuphire Pharma, Inc. (a)(b)	23,026	70,920
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	102,323	218,971
Onconova Therapeutics, Inc. (a)	23,169	19,346
Opiant Pharmaceuticals, Inc. (a)	7,158	144,019
OptiNose, Inc. (a)(b)	99,846	176,727
Organon & Co.	424,659	11,049,627
Otonomy, Inc. (a)	64,513	11,574
Pacira Biosciences, Inc. (a)	76,177	3,675,540
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	77,984	173,124
Perrigo Co. PLC	223,726	7,210,689
Petros Pharmaceuticals, Inc. (a)	1,091	456
Pfizer, Inc.	9,387,639	470,602,343
Phathom Pharmaceuticals, Inc. (a)	37,249	371,745
Phibro Animal Health Corp. Class A	34,319	422,467
Pliant Therapeutics, Inc. (a)	57,317	1,053,486
PLx Pharma PLC (a)(b)	35,408	11,755
Prestige Brands Holdings, Inc. (a)	85,532	5,256,797
Processa Pharmaceuticals, Inc. (a)	8,812	16,611
ProPhase Labs, Inc. (b)	21,313	221,016
Provention Bio, Inc. (a)(b)	129,039	1,166,513
Pulmatrix, Inc. (a)(b)	4,453	16,654
Rain Therapeutics, Inc. (a)(b)	10,662	82,311
Rani Therapeutics Holdings, Inc. (a)(b)	13,242	109,644
Reata Pharmaceuticals, Inc. (a)(b)	46,503	1,840,589
Relmada Therapeutics, Inc. (a)(b)	43,769	203,526
Revance Therapeutics, Inc. (a)	133,153	2,890,752
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	24,503	89,926
Royalty Pharma PLC	614,451	27,017,410
RVL Pharmaceuticals PLC (a)(b)	63,268	91,106
Satsuma Pharmaceuticals, Inc. (a)	37,071	33,746
scPharmaceuticals, Inc. (a)	12,249	89,785
SCYNEXIS, Inc. (a)(b)	42,296	99,819
Seelos Therapeutics, Inc. (a)(b)	197,130	161,371
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (b)	65,193	598,472
Supernus Pharmaceuticals, Inc. (a)	93,967	3,450,468
Tarsus Pharmaceuticals, Inc. (a)(b)	32,198	541,248
Terns Pharmaceuticals, Inc. (a)	32,632	253,551
TFF Pharmaceuticals, Inc. (a)	28,255	34,189
Theravance Biopharma, Inc. (a)	97,788	1,052,199
Theseus Pharmaceuticals, Inc. (a)(b)	27,099	178,582
Trevi Therapeutics, Inc. (a)	33,825	63,591
Tricida, Inc. (a)(b)	50,336	12,081
Ventyx Biosciences, Inc. (a)	36,106	1,046,713
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	65,419
Viatris, Inc.	2,029,951	22,390,360
Vyne Therapeutics, Inc. (a)(b)	75,926	17,660
WAVE Life Sciences (a)	108,841	461,486
Xeris Biopharma Holdings, Inc. (a)(b)	242,252	363,378
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zoetis, Inc. Class A	782,979	120,688,383
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	30,236
		2,800,798,065
TOTAL HEALTH CARE		10,096,560,065
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.7%
AAR Corp. (a)	56,997	2,653,780
Aerojet Rocketdyne Holdings, Inc. (a)	127,866	6,649,032
AeroVironment, Inc. (a)	41,261	3,795,599
AerSale Corp. (a)	25,215	399,658
Air Industries Group, Inc. (a)	1,717	9,867
Archer Aviation, Inc. Class A (a)(b)	224,092	562,471
Astra Space, Inc. Class A (a)(b)	205,493	101,534
Astronics Corp. (a)	36,467	306,323
Astrotech Corp. (a)(b)	232,745	78,668
Axon Enterprise, Inc. (a)	113,012	20,797,598
BWX Technologies, Inc.	151,790	9,242,493
Byrna Technologies, Inc. (a)(b)	36,119	312,791
Cadre Holdings, Inc.	25,518	661,937
Curtiss-Wright Corp.	64,282	11,355,415
Ducommun, Inc. (a)	17,391	874,941
General Dynamics Corp.	375,740	94,833,019
HEICO Corp.	71,529	11,609,872
HEICO Corp. Class A	110,356	13,990,934
Hexcel Corp.	139,702	8,375,135
Howmet Aerospace, Inc.	616,598	23,227,247
Huntington Ingalls Industries, Inc.	66,517	15,429,283
Innovative Solutions & Support, Inc. (a)	27,730	255,116
Kaman Corp.	44,496	906,384
Kratos Defense & Security Solutions, Inc. (a)	206,943	1,970,097
L3Harris Technologies, Inc.	320,281	72,729,409
Lockheed Martin Corp.	394,688	191,498,671
Maxar Technologies, Inc.	125,800	3,044,360
Mercury Systems, Inc. (a)	98,086	4,984,731
Momentus, Inc. Class A (a)(b)	98,824	106,730
Moog, Inc. Class A	49,726	4,327,654
National Presto Industries, Inc.	8,226	568,581
Northrop Grumman Corp.	243,456	129,832,650
Park Aerospace Corp.	27,998	370,414
Parsons Corp. (a)	54,635	2,704,433
Raytheon Technologies Corp.	2,469,061	243,745,702
Redwire Corp. (a)(b)	24,954	52,902
Rocket Lab U.S.A., Inc. Class A (a)(b)	357,898	1,499,593
SIFCO Industries, Inc. (a)	3,677	10,242
Sigma Additive Solutions, Inc. (a)(b)	24,802	14,261
Spirit AeroSystems Holdings, Inc. Class A	173,282	4,541,721
Terran Orbital Corp. Class A (a)	98,504	232,469
Textron, Inc.	352,837	25,185,505
The Boeing Co. (a)	934,225	167,114,168
TransDigm Group, Inc.	86,081	54,101,909
Triumph Group, Inc. (a)	105,938	1,212,990
V2X, Inc. (a)	17,920	724,147
Virgin Galactic Holdings, Inc. (a)(b)	375,900	1,913,331
VirTra, Inc. (a)	10,373	49,168
Woodward, Inc.	100,698	9,646,868
		1,148,611,803
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	54,779
Air Transport Services Group, Inc. (a)	98,400	2,759,136
Atlas Air Worldwide Holdings, Inc. (a)	43,035	4,336,637
C.H. Robinson Worldwide, Inc.	206,518	20,697,234
Expeditors International of Washington, Inc.	273,063	31,691,692
FedEx Corp.	399,640	72,822,401
Forward Air Corp.	45,062	5,063,617
GXO Logistics, Inc. (a)	198,989	9,324,625
Hub Group, Inc. Class A (a)	57,647	4,850,995
Radiant Logistics, Inc. (a)	65,808	351,415
United Parcel Service, Inc. Class B	1,223,009	232,041,498
		383,994,029
Airlines - 0.2%
Alaska Air Group, Inc. (a)	211,953	10,055,050
Allegiant Travel Co. (a)	25,574	2,112,668
American Airlines Group, Inc. (a)(b)	1,091,573	15,751,398
Blade Air Mobility, Inc. (a)	82,254	404,690
Delta Air Lines, Inc. (a)	1,071,100	37,884,807
Frontier Group Holdings, Inc. (a)	61,663	804,086
Hawaiian Holdings, Inc. (a)	88,296	1,227,314
JetBlue Airways Corp. (a)	538,420	4,285,823
Joby Aviation, Inc. (a)(b)	471,069	1,940,804
Mesa Air Group, Inc. (a)	68,627	85,784
SkyWest, Inc. (a)	87,662	1,617,364
Southwest Airlines Co.	992,137	39,596,188
Spirit Airlines, Inc. (a)	182,110	3,953,608
Sun Country Airlines Holdings, Inc. (a)(b)	57,252	1,156,490
United Airlines Holdings, Inc. (a)	546,787	24,151,582
Wheels Up Experience, Inc. Class A (a)	304,396	389,627
		145,417,283
Building Products - 0.6%
A.O. Smith Corp.	214,811	13,047,620
AAON, Inc.	71,605	5,675,412
Advanced Drain Systems, Inc.	107,167	10,423,062
AeroClean Technologies, Inc. (b)	16,065	53,496
Allegion PLC	146,668	16,668,818
Alpha PRO Tech Ltd. (a)(b)	16,469	66,699
American Woodmark Corp. (a)	29,395	1,593,209
Apogee Enterprises, Inc.	36,336	1,753,212
Armstrong World Industries, Inc.	77,917	5,953,638
Builders FirstSource, Inc. (a)	262,403	16,775,424
Carlisle Companies, Inc.	86,971	22,882,940
Carrier Global Corp.	1,405,134	62,275,539
CSW Industrials, Inc.	25,569	3,092,571
Fortune Brands Home & Security, Inc.	215,922	14,108,343
Gibraltar Industries, Inc. (a)	54,389	2,752,627
Griffon Corp.	79,668	2,813,077
Hayward Holdings, Inc. (a)(b)	169,178	1,615,650
Insteel Industries, Inc.	31,347	924,423
Janus International Group, Inc. (a)	130,593	1,429,993
Jeld-Wen Holding, Inc. (a)	151,616	1,567,709
Johnson Controls International PLC	1,151,400	76,499,016
Lennox International, Inc.	53,742	13,996,029
Masco Corp.	376,121	19,099,424
Masonite International Corp. (a)	36,670	2,760,151
Owens Corning	160,288	14,239,986
PGT Innovations, Inc. (a)	97,850	1,936,452
Quanex Building Products Corp.	54,142	1,286,955
Resideo Technologies, Inc. (a)	244,309	3,957,806
Simpson Manufacturing Co. Ltd.	72,110	6,709,836
Tecnoglass, Inc.	34,853	1,010,737
The AZEK Co., Inc. (a)	186,330	3,603,622
Trane Technologies PLC	387,273	69,097,249
Trex Co., Inc. (a)	183,709	8,430,406
UFP Industries, Inc.	103,255	8,452,454
View, Inc. Class A (a)(b)	119,339	167,075
Zurn Elkay Water Solutions Cor	243,213	5,888,187
		422,608,847
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	113,062	5,334,265
ACCO Brands Corp.	163,699	911,803
Acme United Corp.	9,376	222,024
ACV Auctions, Inc. Class A (a)	191,860	1,696,042
Aqua Metals, Inc. (a)(b)	89,321	66,276
ARC Document Solutions, Inc.	47,602	139,950
Aris Water Solution, Inc. Class A (b)	42,902	678,710
Aurora Innovation, Inc. (a)(b)	601,442	757,817
Brady Corp. Class A	79,599	3,812,792
BrightView Holdings, Inc. (a)	67,146	462,636
Casella Waste Systems, Inc. Class A (a)	84,471	7,272,108
CECO Environmental Corp. (a)	48,247	584,754
Charah Solutions, Inc. (a)(b)	37,610	31,995
Cimpress PLC (a)	31,479	931,464
Cintas Corp.	143,649	66,334,235
Clean Harbors, Inc. (a)	83,975	10,077,000
Copart, Inc. (a)	715,213	47,604,577
CoreCivic, Inc. (a)	195,332	2,594,009
Deluxe Corp.	71,451	1,381,862
Driven Brands Holdings, Inc. (a)	93,610	2,846,680
DSS, Inc. (a)	33,676	7,745
Ennis, Inc.	45,280	1,051,854
Fuel Tech, Inc. (a)	36,624	45,780
Harsco Corp. (a)	142,514	1,066,005
Healthcare Services Group, Inc.	124,317	1,734,222
Heritage-Crystal Clean, Inc. (a)	27,312	863,059
HNI Corp.	72,559	2,104,211
IAA, Inc. (a)	223,393	8,348,196
Interface, Inc.	99,933	1,082,274
KAR Auction Services, Inc. (a)	197,871	2,718,748
Kimball International, Inc. Class B	60,393	432,414
Knightscope, Inc. Class A (b)	43,579	95,002
Matthews International Corp. Class A	51,046	1,616,116
Millerknoll, Inc.	124,810	2,544,876
Montrose Environmental Group, Inc. (a)(b)	46,071	2,126,637
MSA Safety, Inc.	61,187	8,627,979
NL Industries, Inc.	10,778	73,290
Odyssey Marine Exploration, Inc. (a)(b)	13,660	43,029
Performant Financial Corp. (a)	86,393	206,479
Perma-Fix Environmental Services, Inc. (a)	26,105	96,589
Pitney Bowes, Inc.	271,890	1,038,620
Quad/Graphics, Inc. (a)	51,262	189,669
Quest Resource Holding Corp. (a)	24,111	163,955
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	343,172	47,800,428
Rollins, Inc.	387,829	15,683,805
Shapeways Holdings, Inc. (a)(b)	16,765	10,059
SP Plus Corp. (a)	36,498	1,273,415
Steelcase, Inc. Class A	155,367	1,232,060
Stericycle, Inc. (a)	154,144	8,035,527
Team, Inc. (a)	50,049	34,479
Tetra Tech, Inc.	89,005	13,759,283
The Brink's Co.	79,510	4,750,723
The GEO Group, Inc. (a)(b)	209,251	2,473,347
UniFirst Corp.	24,834	4,811,836
Viad Corp. (a)	34,731	1,028,385
Virco Manufacturing Co. (a)	20,965	88,053
VSE Corp.	17,116	839,369
Waste Management, Inc.	628,841	105,469,213
		397,307,770
Construction & Engineering - 0.2%
AECOM	232,156	19,733,260
Ameresco, Inc. Class A (a)(b)	57,206	3,748,137
API Group Corp. (a)	334,499	6,429,071
Arcosa, Inc.	82,233	5,024,436
Argan, Inc.	24,446	927,726
Bowman Consulting Group Ltd. (a)	15,643	307,229
Comfort Systems U.S.A., Inc.	60,349	7,649,839
Concrete Pumping Holdings, Inc. (a)	49,943	352,598
Construction Partners, Inc. Class A (a)	68,815	1,968,109
Dycom Industries, Inc. (a)	48,747	4,442,802
EMCOR Group, Inc.	82,111	12,718,994
Fluor Corp. (a)	237,858	7,994,407
Granite Construction, Inc.	72,759	2,620,779
Great Lakes Dredge & Dock Corp. (a)	111,001	812,527
IES Holdings, Inc. (a)	18,535	626,854
INNOVATE Corp. (a)(b)	108,565	130,278
iSun, Inc. (a)	5,821	9,663
Limbach Holdings, Inc. (a)	9,347	111,603
MasTec, Inc. (a)	98,158	8,915,691
Matrix Service Co. (a)	45,828	234,639
MDU Resources Group, Inc.	340,361	10,717,968
MYR Group, Inc. (a)	28,918	2,762,537
Northwest Pipe Co. (a)	16,274	609,624
NV5 Global, Inc. (a)	21,089	3,047,571
Orbital Infrastructure Group I (a)(b)	98,610	18,322
Orion Group Holdings, Inc. (a)	65,396	172,645
Primoris Services Corp.	88,256	1,884,266
Quanta Services, Inc.	239,187	35,849,348
SG Blocks, Inc. (a)	5,593	7,047
Sterling Construction Co., Inc. (a)	51,687	1,692,749
Tutor Perini Corp. (a)	63,623	454,904
Valmont Industries, Inc.	35,657	12,075,600
Williams Industrial Services G (a)	15,203	17,255
Willscot Mobile Mini Holdings (a)	357,222	17,221,673
		171,290,151
Electrical Equipment - 0.7%
Acuity Brands, Inc.	54,534	10,268,207
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	165,048
Allied Motion Technologies, Inc.	23,369	828,197
American Superconductor Corp. (a)	43,447	163,361
AMETEK, Inc.	383,766	54,655,954
Array Technologies, Inc. (a)	234,708	4,914,786
Atkore, Inc. (a)	69,170	8,449,116
AZZ, Inc.	41,474	1,726,563
Babcock & Wilcox Enterprises, Inc. (a)	127,558	581,664
Beam Global (a)(b)	12,935	247,705
Bitnile Holdings, Inc. (a)(b)	519,664	68,700
Blink Charging Co. (a)(b)	72,252	1,002,858
Bloom Energy Corp. Class A (a)(b)	297,831	6,340,822
Broadwind, Inc. (a)	37,581	65,391
Capstone Turbine Corp. (a)(b)	19,527	33,586
ChargePoint Holdings, Inc. Class A (a)(b)	436,561	5,422,088
Eaton Corp. PLC	665,589	108,790,522
Emerson Electric Co.	987,906	94,611,758
Encore Wire Corp.	32,132	4,694,807
Energous Corp. (a)(b)	167,184	168,856
Energy Focus, Inc. (a)(b)	1,128	405
Energy Vault Holdings, Inc. Class A (a)(b)	124,507	465,656
EnerSys	69,146	5,226,055
Enovix Corp. (a)(b)	180,226	2,351,949
Eos Energy Enterprises, Inc. (a)(b)	96,315	102,094
Espey Manufacturing & Electronics Corp. (a)	1,421	19,255
ESS Tech, Inc. Class A (a)(b)	94,690	304,902
Fluence Energy, Inc. (a)(b)	62,693	1,077,066
Flux Power Holdings, Inc. (a)	13,273	63,047
FTC Solar, Inc. (a)(b)	58,253	123,496
FuelCell Energy, Inc. (a)(b)	637,245	2,204,868
Generac Holdings, Inc. (a)	107,171	11,308,684
GrafTech International Ltd.	331,218	1,788,577
Heliogen, Inc. (a)	185,139	211,058
Hubbell, Inc. Class B	89,593	22,761,998
Ideal Power, Inc. (a)(b)	8,368	101,085
KULR Technology Group, Inc. (a)(b)	109,220	187,858
LSI Industries, Inc.	39,736	471,666
NeoVolta, Inc. (a)(b)	48,745	172,070
NuScale Power Corp. (a)	29,390	320,351
Nuvve Holding Corp. (a)(b)	20,830	12,915
nVent Electric PLC	280,840	11,236,408
Ocean Power Technologies, Inc. (a)(b)	72,330	45,351
Orion Energy Systems, Inc. (a)	45,571	96,611
Pineapple Energy, Inc. (a)	760	1,930
Pineapple Energy, Inc. rights (a)(c)	760	0
Plug Power, Inc. (a)(b)	871,814	13,914,151
Polar Power, Inc. (a)(b)	7,081	15,720
Powell Industries, Inc.	13,125	345,450
Preformed Line Products Co.	4,822	454,907
Regal Rexnord Corp.	111,178	14,576,548
Rockwell Automation, Inc.	193,077	51,014,805
Sensata Technologies, Inc. PLC	258,705	11,667,596
SES AI Corp. Class A (a)(b)	236,857	1,198,496
Shoals Technologies Group, Inc. (a)	177,173	5,132,702
SKYX Platforms Corp. (b)	66,949	160,678
Stem, Inc. (a)(b)	238,413	3,116,058
SunPower Corp. (a)(b)	143,429	3,478,153
Sunrun, Inc. (a)	353,448	11,515,336
Sunworks, Inc. (a)(b)	69,800	169,614
Thermon Group Holdings, Inc. (a)	56,882	1,155,273
TPI Composites, Inc. (a)	63,452	766,500
Ultralife Corp. (a)	35,865	149,916
Vertiv Holdings Co.	500,671	6,934,293
Vicor Corp. (a)	36,772	1,985,320
Westwater Resources, Inc. (a)	45,895	52,779
		491,659,639
Industrial Conglomerates - 0.8%
3M Co.	928,398	116,950,296
General Electric Co.	1,833,739	157,646,542
Honeywell International, Inc.	1,126,089	247,232,840
		521,829,678
Machinery - 2.0%
3D Systems Corp. (a)(b)	224,826	2,279,736
AGCO Corp.	103,504	13,737,051
AgEagle Aerial Systems, Inc. (a)(b)	92,813	39,668
Agrify Corp. (a)(b)	2,902	3,018
Alamo Group, Inc.	17,591	2,647,446
Albany International Corp. Class A	52,609	5,332,974
Allison Transmission Holdings, Inc.	160,750	7,201,600
Altra Industrial Motion Corp.	109,256	6,404,587
Astec Industries, Inc.	40,141	1,775,838
Barnes Group, Inc.	85,914	3,659,077
Berkshire Grey, Inc. Class A (a)(b)	63,119	59,919
Blue Bird Corp. (a)	30,138	355,930
Caterpillar, Inc.	883,259	208,811,260
Chart Industries, Inc. (a)	59,620	8,525,064
CIRCOR International, Inc. (a)	34,985	963,837
Columbus McKinnon Corp. (NY Shares)	46,628	1,502,820
Commercial Vehicle Group, Inc. (a)	49,365	340,619
Crane Holdings Co.	79,862	8,460,580
Cummins, Inc.	235,302	59,098,450
Deere & Co.	465,253	205,176,573
Desktop Metal, Inc. (a)(b)	392,815	805,271
Donaldson Co., Inc.	205,916	12,544,403
Douglas Dynamics, Inc.	37,087	1,443,426
Dover Corp.	239,852	34,046,991
Eastern Co.	9,630	221,490
Energy Recovery, Inc. (a)	92,483	2,143,756
Enerpac Tool Group Corp. Class A	94,784	2,373,391
EnPro Industries, Inc.	34,874	4,143,031
ESAB Corp.	85,969	4,069,772
ESCO Technologies, Inc.	44,777	4,209,486
Evoqua Water Technologies Corp. (a)	203,960	8,870,220
Fathom Digital Manufacturing Corp. (a)	11,044	26,837
Federal Signal Corp.	101,454	4,929,650
Flowserve Corp.	218,137	6,840,776
Fortive Corp.	594,504	40,158,745
Franklin Electric Co., Inc.	64,716	5,390,843
FreightCar America, Inc. (a)(b)	13,689	52,976
Gates Industrial Corp. PLC (a)	170,347	1,979,432
Gencor Industries, Inc. (a)	10,152	108,626
Gorman-Rupp Co.	38,288	1,059,812
Graco, Inc.	281,718	19,711,808
Graham Corp.	19,661	188,352
Helios Technologies, Inc.	55,284	2,915,678
Hillenbrand, Inc.	116,444	5,822,200
Hillman Solutions Corp. Class A (a)(b)	202,996	1,615,848
Hurco Companies, Inc.	9,916	247,305
Hydrofarm Holdings Group, Inc. (a)(b)	84,346	211,708
Hyliion Holdings Corp. Class A (a)(b)	213,843	645,806
Hyster-Yale Materials Handling, Inc. Class A	15,771	461,775
Hyzon Motors, Inc. Class A (a)(b)	152,523	247,087
IDEX Corp.	125,895	29,898,804
Illinois Tool Works, Inc.	471,902	107,343,548
Ingersoll Rand, Inc.	675,001	36,429,804
ITT, Inc.	137,421	11,614,823
John Bean Technologies Corp.	53,457	4,910,560
Kadant, Inc.	19,807	3,823,543
Kennametal, Inc.	134,824	3,562,050
L.B. Foster Co. Class A (a)	14,144	133,236
Lightning eMotors, Inc. (a)(b)	43,434	29,618
Lincoln Electric Holdings, Inc.	96,485	14,268,202
Lindsay Corp.	18,596	3,282,008
LiqTech International, Inc. (a)(b)	36,587	14,562
Luxfer Holdings PLC sponsored	48,395	709,471
Manitex International, Inc. (a)	15,946	75,584
Manitowoc Co., Inc. (a)	54,859	538,715
Markforged Holding Corp. (a)(b)	153,980	175,537
Mayville Engineering Co., Inc. (a)	21,728	277,684
Microvast Holdings, Inc. (a)	314,540	688,843
Middleby Corp. (a)	90,099	12,991,375
Miller Industries, Inc.	19,020	524,762
Mueller Industries, Inc.	94,935	6,528,680
Mueller Water Products, Inc. Class A	257,600	3,003,616
Nikola Corp. (a)(b)	536,902	1,406,683
NN, Inc. (a)(b)	70,310	134,292
Nordson Corp.	90,165	21,323,121
Omega Flex, Inc. (b)	5,326	511,882
Oshkosh Corp.	110,536	10,177,050
Otis Worldwide Corp.	703,682	54,950,527
PACCAR, Inc.	580,368	61,466,775
Park-Ohio Holdings Corp.	15,706	209,675
Parker Hannifin Corp.	214,452	64,108,281
Pentair PLC	274,846	12,579,701
Perma-Pipe International Holdings, Inc. (a)	14,037	137,001
Proterra, Inc. Class A (a)(b)	322,266	1,785,354
Proto Labs, Inc. (a)	47,462	1,258,692
RBC Bearings, Inc. (a)	48,338	11,454,656
REV Group, Inc.	54,109	751,574
Sarcos Technology and Robotics Corp. Class A (a)	136,994	159,598
Shyft Group, Inc. (The)	56,566	1,387,564
Snap-On, Inc.	88,658	21,331,115
SPX Technologies, Inc. (a)	74,336	4,973,078
Standex International Corp.	19,575	2,056,354
Stanley Black & Decker, Inc.	247,475	20,223,657
Symbotic, Inc. (a)(b)	16,372	180,911
Tennant Co.	30,061	1,909,775
Terex Corp.	114,478	5,255,685
The Greenbrier Companies, Inc.	52,955	2,032,942
The L.S. Starrett Co. Class A (a)	13,475	106,183
Timken Co.	112,276	8,530,730
Titan International, Inc. (a)	85,722	1,228,396
Toro Co.	174,364	19,352,660
Trinity Industries, Inc.	138,585	4,244,859
Twin Disc, Inc. (a)	13,536	144,429
Urban-Gro, Inc. (a)(b)	10,932	54,113
Velo3D, Inc. (a)(b)	107,482	218,188
Wabash National Corp.	88,082	2,208,216
Watts Water Technologies, Inc. Class A	45,526	7,213,595
Westinghouse Air Brake Tech Co.	304,312	30,762,900
Xos, Inc. Class A (a)(b)	75,804	48,515
Xylem, Inc.	301,567	33,881,052
		1,354,447,352
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	17,210	885,455
Genco Shipping & Trading Ltd.	59,921	888,628
Kirby Corp. (a)	100,784	7,033,715
Matson, Inc.	64,480	4,111,245
Pangaea Logistics Solutions Ltd.	62,794	322,133
		13,241,176
Professional Services - 0.6%
Alight, Inc. Class A (a)	455,871	3,934,167
ASGN, Inc. (a)	84,072	7,616,923
Atlas Technical Consultants, Inc. (a)(b)	54,889	296,949
Barrett Business Services, Inc.	11,823	1,162,556
BGSF, Inc.	14,883	196,604
BlackSky Technology, Inc. Class A (a)(b)	120,376	201,028
Booz Allen Hamilton Holding Corp. Class A	220,663	23,478,543
CACI International, Inc. Class A (a)	39,170	12,232,791
CBIZ, Inc. (a)	86,061	4,272,929
Clarivate Analytics PLC (a)	719,344	7,042,378
CoStar Group, Inc. (a)	661,766	53,629,517
CRA International, Inc.	12,291	1,514,989
DLH Holdings Corp. (a)	18,283	255,962
Dun & Bradstreet Holdings, Inc.	365,814	4,923,856
Equifax, Inc.	205,953	40,648,944
Exponent, Inc.	85,597	8,851,586
First Advantage Corp. (a)	97,702	1,299,437
FiscalNote Holdings, Inc. Class A (a)(b)	121,332	738,912
Forrester Research, Inc. (a)	18,246	641,894
Franklin Covey Co. (a)	19,917	1,034,887
FTI Consulting, Inc. (a)	57,961	10,016,820
Gee Group, Inc. (a)	144,333	115,466
Heidrick & Struggles International, Inc.	31,293	929,402
Hill International, Inc. (a)	97,663	330,101
Hirequest, Inc.	5,687	99,523
HireRight Holdings Corp. (a)	32,565	412,599
Hudson Global, Inc. (a)	3,194	81,447
Huron Consulting Group, Inc. (a)	34,598	2,693,800
ICF International, Inc.	28,953	3,137,637
Insperity, Inc.	60,447	7,165,992
Jacobs Solutions, Inc.	213,384	27,001,611
KBR, Inc.	232,482	12,012,345
Kelly Services, Inc. Class A (non-vtg.)	59,921	1,018,058
Kforce, Inc.	32,992	1,948,837
Korn Ferry	90,132	5,140,228
LegalZoom.com, Inc. (a)	161,115	1,425,868
Leidos Holdings, Inc.	228,034	24,930,957
Manpower, Inc.	87,187	7,630,606
Mastech Digital, Inc. (a)	3,834	53,101
MISTRAS Group, Inc. (a)	27,338	107,712
Planet Labs PBC Class A (a)(b)	314,773	1,702,922
RCM Technologies, Inc. (a)(b)	11,207	171,243
Red Violet, Inc. (a)(b)	15,889	362,269
Resources Connection, Inc.	53,775	1,037,858
Robert Half International, Inc.	183,086	14,423,515
Science Applications International Corp.	92,691	10,206,206
ShiftPixy, Inc. (a)	351	5,676
Skillsoft Corp. (a)(b)	126,123	242,156
Spire Global, Inc. (a)	194,667	245,280
Sterling Check Corp. (a)(b)	39,375	572,513
TransUnion Holding Co., Inc.	322,470	20,341,408
TriNet Group, Inc. (a)	61,042	4,423,714
TrueBlue, Inc. (a)	57,204	1,234,462
Upwork, Inc. (a)	194,393	2,381,314
Verisk Analytics, Inc.	262,424	48,209,913
Willdan Group, Inc. (a)	19,268	337,961
		386,125,372
Road & Rail - 0.9%
AMERCO (b)	16,370	1,036,221
AMERCO (non-vtg.)	147,330	9,306,836
ArcBest Corp.	40,546	3,355,992
Avis Budget Group, Inc. (a)	48,169	10,770,588
Bird Global, Inc. Class A (a)(b)	273,684	63,276
Covenant Transport Group, Inc. Class A	18,761	720,235
CSX Corp.	3,582,769	117,120,719
Daseke, Inc. (a)	96,300	561,429
FTAI Infrastructure LLC	165,689	472,214
Heartland Express, Inc.	81,030	1,356,442
Hertz Global Holdings, Inc. (b)	298,204	5,129,109
HyreCar, Inc. (a)(b)	25,347	15,196
J.B. Hunt Transport Services, Inc.	138,922	25,546,367
Knight-Swift Transportation Holdings, Inc. Class A	267,985	14,854,409
Landstar System, Inc.	60,734	10,505,767
Marten Transport Ltd.	102,571	2,185,788
Norfolk Southern Corp.	392,336	100,634,184
Old Dominion Freight Lines, Inc.	153,308	46,392,534
P.A.M. Transportation Services, Inc.	10,708	300,145
Patriot Transportation Holding, Inc. (a)	903	7,513
RXO, Inc. (a)	190,420	3,617,980
Ryder System, Inc.	85,534	7,996,574
Saia, Inc. (a)	44,266	10,782,755
Schneider National, Inc. Class B	63,348	1,631,844
TuSimple Holdings, Inc. (a)(b)	227,742	512,420
U.S. Xpress Enterprises, Inc. (a)	38,464	86,929
Union Pacific Corp.	1,044,136	227,026,490
Universal Logistics Holdings, Inc.	13,605	516,582
Werner Enterprises, Inc.	97,977	4,309,028
XPO Logistics, Inc. (a)	190,420	7,354,020
Yellow Corp. (a)(b)	54,966	175,891
		614,345,477
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	173,614	6,704,973
Alta Equipment Group, Inc.	41,687	501,911
Applied Industrial Technologies, Inc.	64,784	8,583,232
Beacon Roofing Supply, Inc. (a)	83,459	4,873,171
BlueLinx Corp. (a)	15,563	1,080,072
Boise Cascade Co.	65,130	4,822,225
Core & Main, Inc. (a)	122,094	2,539,555
Custom Truck One Source, Inc. Class A (a)	107,248	733,576
Distribution Solutions Group I (a)	8,379	297,036
DXP Enterprises, Inc. (a)	30,426	785,904
EVI Industries, Inc. (a)(b)	6,377	159,425
Fastenal Co.	960,854	49,493,590
GATX Corp.	59,722	6,733,656
Global Industrial Co.	28,032	689,868
GMS, Inc. (a)	71,061	3,489,095
H&E Equipment Services, Inc.	56,469	2,367,745
Herc Holdings, Inc.	42,706	5,473,628
Hudson Technologies, Inc. (a)	64,307	726,026
India Globalization Capital, Inc. (a)(b)	57,861	21,409
Karat Packaging, Inc.	5,763	79,645
McGrath RentCorp.	39,796	3,904,784
Mega Matrix Corp. (a)	12,120	22,786
MRC Global, Inc. (a)	138,850	1,632,876
MSC Industrial Direct Co., Inc. Class A	78,686	6,753,619
NOW, Inc. (a)	186,267	2,324,612
Rush Enterprises, Inc.:
Class A	84,056	4,331,406
Class B	40	2,120
SiteOne Landscape Supply, Inc. (a)	75,128	9,430,818
Titan Machinery, Inc. (a)	32,741	1,441,586
Transcat, Inc. (a)	13,138	1,051,434
Triton International Ltd.	102,895	6,942,326
United Rentals, Inc. (a)	116,703	41,199,660
Univar Solutions, Inc. (a)	279,763	9,268,548
Veritiv Corp.	23,272	3,131,015
W.W. Grainger, Inc.	75,613	45,599,176
Watsco, Inc. (b)	55,561	14,944,798
WESCO International, Inc. (a)	74,735	9,634,836
Willis Lease Finance Corp. (a)	5,069	243,312
		262,015,454
TOTAL INDUSTRIALS		6,312,894,031
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	117,596	2,383,671
Airspan Networks Holdings, Inc. (a)(b)	38,468	70,781
Applied Optoelectronics, Inc. (a)(b)	46,759	102,870
Arista Networks, Inc. (a)	412,490	57,459,857
Aviat Networks, Inc. (a)	17,621	554,357
BK Technologies Corp.	6,655	18,368
CalAmp Corp. (a)	55,099	198,907
Calix, Inc. (a)	95,410	6,802,733
Cambium Networks Corp. (a)	19,057	405,724
Casa Systems, Inc. (a)(b)	51,702	141,663
Ciena Corp. (a)	248,838	11,187,756
Cisco Systems, Inc.	6,927,471	344,433,858
Clearfield, Inc. (a)	19,689	2,591,466
ClearOne, Inc. (a)	23,778	18,188
CommScope Holding Co., Inc. (a)	348,137	3,091,457
COMSovereign Holding Corp. (a)(b)	74,803	6,830
Comtech Telecommunications Corp.	41,993	490,058
Digi International, Inc. (a)	59,785	2,539,069
DZS, Inc. (a)(b)	29,592	349,777
EMCORE Corp. (a)	52,233	74,171
Extreme Networks, Inc. (a)	212,544	4,457,048
F5, Inc. (a)	99,834	15,435,335
Franklin Wireless Corp. (a)	2,616	8,921
Genasys, Inc. (a)	69,050	207,841
Harmonic, Inc. (a)(b)	179,282	2,750,186
Infinera Corp. (a)(b)	319,363	2,155,700
Inseego Corp. (a)(b)	125,101	158,878
Juniper Networks, Inc.	539,947	17,947,838
KVH Industries, Inc. (a)	21,024	239,463
Lantronix, Inc. (a)	37,900	194,048
Lumentum Holdings, Inc. (a)	115,980	6,371,941
Motorola Solutions, Inc.	279,051	75,957,682
NETGEAR, Inc. (a)	49,273	972,156
NetScout Systems, Inc. (a)	112,671	4,200,375
Network-1 Security Solutions, Inc.	15,146	33,776
Ondas Holdings, Inc. (a)(b)	57,259	148,301
Optical Cable Corp. (a)	398	1,540
PC-Tel, Inc.	20,765	94,273
Ribbon Communications, Inc. (a)	131,024	331,491
Tessco Technologies, Inc. (a)	10,550	52,117
Ubiquiti, Inc.	6,907	2,072,307
ViaSat, Inc. (a)	125,969	4,294,283
Viavi Solutions, Inc. (a)	388,379	4,400,334
Vislink Technologies, Inc. (a)(b)	65,360	23,530
		575,430,925
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	36,724	392,947
Advanced Energy Industries, Inc.	62,075	5,750,628
Aeva Technologies, Inc. (a)	163,649	274,930
AEye, Inc. Class A (a)(b)	192,732	171,531
Airgain, Inc. (a)	15,261	120,104
Akoustis Technologies, Inc. (a)	103,438	393,064
Alpine 4 Holdings, Inc. (a)(b)	281,186	171,523
Amphenol Corp. Class A	994,805	80,012,166
Arlo Technologies, Inc. (a)	153,156	585,056
Arrow Electronics, Inc. (a)	107,253	11,662,691
Avnet, Inc.	160,790	7,262,884
Badger Meter, Inc.	48,777	5,649,352
Bel Fuse, Inc. Class B (non-vtg.)	20,685	712,391
Belden, Inc.	73,245	5,891,828
Benchmark Electronics, Inc.	58,759	1,696,372
CDW Corp.	225,848	42,603,967
Cepton, Inc. (a)(b)	52,479	71,371
ClearSign Combustion Corp. (a)(b)	41,576	28,534
Climb Global Solutions, Inc.	4,316	142,299
Coda Octopus Group, Inc. (a)(b)	5,872	37,640
Cognex Corp.	290,419	14,457,058
Coherent Corp. (a)	216,615	7,943,272
Corning, Inc.	1,271,472	43,395,339
CPS Technologies Corp. (a)(b)	12,397	39,298
CTS Corp.	54,664	2,323,220
Daktronics, Inc. (a)	56,072	193,448
Digital Ally, Inc. (a)(b)	73,531	23,353
eMagin Corp. (a)(b)	90,283	77,345
ePlus, Inc. (a)	44,608	2,215,233
Evolv Technologies Holdings, Inc. (a)	121,836	425,208
Fabrinet (a)	61,732	8,235,666
FARO Technologies, Inc. (a)	29,116	871,151
Focus Universal, Inc. (a)(b)	30,414	334,250
Frequency Electronics, Inc. (a)	1,929	11,304
Identiv, Inc. (a)	35,097	293,060
Insight Enterprises, Inc. (a)	50,455	5,242,779
IPG Photonics Corp. (a)	55,749	5,074,831
Iteris, Inc. (a)	71,414	224,954
Itron, Inc. (a)	76,986	4,094,115
Jabil, Inc.	229,480	16,566,161
KEY Tronic Corp. (a)	6,355	30,758
Keysight Technologies, Inc. (a)	300,934	54,435,951
Kimball Electronics, Inc. (a)	38,858	897,231
Knowles Corp. (a)	151,215	2,358,954
LGL Group, Inc. (a)	914	4,113
LightPath Technologies, Inc. Class A (a)(b)	29,403	35,872
Lightwave Logic, Inc. (a)(b)	184,954	1,466,685
Littelfuse, Inc.	41,752	10,291,868
Luna Innovations, Inc. (a)(b)	47,621	321,918
M-Tron Industries, Inc. (a)	457	4,497
Methode Electronics, Inc. Class A	62,108	2,837,093
MicroVision, Inc. (a)(b)	275,294	834,141
MICT, Inc. (a)(b)	144,803	140,647
Mirion Technologies, Inc. Class A (a)(b)	204,744	1,306,267
Napco Security Technologies, Inc.	49,107	1,295,443
National Instruments Corp.	222,575	9,130,027
Neonode, Inc. (a)(b)	7,545	30,935
nLIGHT, Inc. (a)	71,401	775,415
Novanta, Inc. (a)	59,756	9,426,509
OSI Systems, Inc. (a)	26,014	2,301,719
Ouster, Inc. (a)(b)	129,594	152,921
Par Technology Corp. (a)(b)	46,117	1,123,871
PC Connection, Inc.	19,804	1,100,112
Plexus Corp. (a)	46,706	5,147,935
Powerfleet, Inc. (a)	51,313	144,703
Red Cat Holdings, Inc. (a)(b)	36,475	43,041
Research Frontiers, Inc. (a)(b)	31,238	73,409
RF Industries Ltd. (a)	7,617	38,923
Richardson Electronics Ltd.	19,323	491,577
Rogers Corp. (a)	30,919	3,371,408
Sanmina Corp. (a)	95,377	6,303,466
ScanSource, Inc. (a)	40,643	1,213,600
Sigmatron International, Inc. (a)(b)	7,949	43,640
Smartrent, Inc. (a)	208,150	505,805
Sono-Tek Corp. (a)(b)	20,858	116,805
TD SYNNEX Corp.	70,751	7,237,827
TE Connectivity Ltd.	535,051	67,480,632
Teledyne Technologies, Inc. (a)	78,562	33,003,896
Trimble, Inc. (a)	415,205	24,808,499
TTM Technologies, Inc. (a)	174,433	2,803,138
Velodyne Lidar, Inc. (a)	321,961	316,971
Vishay Intertechnology, Inc.	218,305	5,029,747
Vishay Precision Group, Inc. (a)	20,987	851,443
Vontier Corp.	267,667	5,254,303
Wireless Telecom Group, Inc. (a)	7,898	12,558
Wrap Technologies, Inc. (a)(b)	42,925	88,426
Zebra Technologies Corp. Class A (a)	86,744	23,445,168
		563,802,190
IT Services - 4.4%
Accenture PLC Class A	1,057,737	318,304,795
Affirm Holdings, Inc. (a)(b)	343,168	4,776,899
AgileThought, Inc. Class A (a)(b)	52,890	214,205
Akamai Technologies, Inc. (a)	265,688	25,203,164
American Virtual Cloud Technologies, Inc. (a)(b)	5,785	6,479
Automatic Data Processing, Inc.	694,962	183,567,263
AvidXchange Holdings, Inc. (a)	220,243	1,898,495
Backblaze, Inc. Class A (b)	23,297	104,138
BigCommerce Holdings, Inc. (a)	101,818	879,708
Block, Inc. Class A (a)	885,563	60,014,605
BM Technologies, Inc. (a)(b)	21,878	116,391
Brightcove, Inc. (a)	67,314	372,246
Broadridge Financial Solutions, Inc.	196,319	29,273,126
Cantaloupe, Inc. (a)	103,731	376,544
Cass Information Systems, Inc.	20,495	891,123
Cerberus Cyber Sentinel Corp. (b)	67,013	205,730
Cloudflare, Inc. (a)	473,574	23,271,426
Cognizant Technology Solutions Corp. Class A	865,403	53,836,721
Computer Task Group, Inc. (a)	14,035	106,105
Concentrix Corp.	71,692	8,773,667
Conduent, Inc. (a)	264,970	1,070,479
Core Scientific, Inc. (a)(b)	431,850	57,566
Crexendo, Inc.	4,063	8,492
CSG Systems International, Inc.	54,071	3,343,751
CSP, Inc.	2,607	22,916
Cyxtera Technologies, Inc. Class A (a)	95,630	187,435
Digitalocean Holdings, Inc. (a)(b)	100,645	3,002,240
DXC Technology Co. (a)	384,024	11,393,992
Edgio, Inc. (a)	224,073	322,665
EPAM Systems, Inc. (a)	95,930	35,357,879
Euronet Worldwide, Inc. (a)	78,884	7,332,268
EVERTEC, Inc.	111,254	3,757,048
EVO Payments, Inc. Class A (a)	80,721	2,721,105
Exela Technologies, Inc. (a)(b)	114,199	20,213
ExlService Holdings, Inc. (a)	55,491	10,387,915
Fastly, Inc. Class A (a)	185,695	1,793,814
Fidelity National Information Services, Inc.	1,017,470	73,847,973
Fiserv, Inc. (a)	1,071,122	111,782,292
FleetCor Technologies, Inc. (a)	125,357	24,595,043
Flywire Corp. (a)	101,508	2,201,709
Gartner, Inc. (a)	132,058	46,269,161
Genpact Ltd.	281,730	12,990,570
Global Payments, Inc.	463,529	48,105,040
GoDaddy, Inc. (a)	260,983	20,651,585
GreenBox POS (a)(b)	53,497	39,053
Grid Dynamics Holdings, Inc. (a)	77,575	988,306
Hackett Group, Inc.	43,271	999,560
i3 Verticals, Inc. Class A (a)	41,003	1,077,969
IBM Corp.	1,509,786	224,807,135
Information Services Group, Inc.	51,969	278,554
Innodata, Inc. (a)	31,372	97,567
Inpixon (a)	1,194	3,104
International Money Express, Inc. (a)	59,138	1,284,477
Jack Henry & Associates, Inc.	121,554	23,016,250
Kyndryl Holdings, Inc. (a)	338,008	3,958,074
Marqeta, Inc. Class A (a)	679,205	4,543,881
MasterCard, Inc. Class A	1,426,321	508,340,804
Maximus, Inc.	101,005	7,100,652
MoneyGram International, Inc. (a)	157,879	1,724,039
MongoDB, Inc. Class A (a)	114,034	17,411,851
Okta, Inc. (a)	252,987	13,489,267
OMNIQ Corp. (a)(b)	2,813	14,515
Paya Holdings, Inc. (a)	150,394	1,400,168
Paychex, Inc.	535,396	66,405,166
Paymentus Holdings, Inc. (a)(b)	27,935	283,261
Payoneer Global, Inc. (a)	327,808	1,770,163
PayPal Holdings, Inc. (a)	1,936,866	151,869,663
Paysign, Inc. (a)	43,478	129,564
Perficient, Inc. (a)	58,404	4,149,604
PFSweb, Inc. (a)	26,610	297,234
Priority Technology Holdings, Inc. (a)	16,070	95,777
Rackspace Technology, Inc. (a)(b)	101,318	494,432
Remitly Global, Inc. (a)	158,622	1,659,186
Repay Holdings Corp. (a)	132,743	1,176,103
Sabre Corp. (a)	540,993	3,305,467
Shift4 Payments, Inc. (a)(b)	84,318	3,907,296
Snowflake, Inc. (a)	473,378	67,645,716
Squarespace, Inc. Class A (a)(b)	69,429	1,422,600
SS&C Technologies Holdings, Inc.	371,512	19,972,485
StarTek, Inc. (a)	19,120	70,553
Switch, Inc. Class A	227,922	7,806,329
TaskUs, Inc. (a)(b)	45,878	902,420
The Glimpse Group, Inc. (a)(b)	15,898	73,608
The Western Union Co.	641,380	9,402,631
Thoughtworks Holding, Inc. (a)	109,010	994,171
Toast, Inc. (a)	500,847	9,195,551
Ttec Holdings, Inc.	33,238	1,593,762
Tucows, Inc. (a)(b)	17,083	524,448
Twilio, Inc. Class A (a)	290,825	14,256,242
Unisys Corp. (a)	110,846	476,638
Usio, Inc. (a)	20,216	50,540
VeriSign, Inc. (a)	155,834	31,137,192
Verra Mobility Corp. (a)	236,088	3,741,995
Visa, Inc. Class A	2,733,363	593,139,771
WaveDancer, Inc. (a)(b)	11,443	6,751
WEX, Inc. (a)	73,998	12,516,022
WidePoint Corp. (a)(b)	10,560	21,648
		2,954,485,196
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc.	68,976	624,923
Advanced Micro Devices, Inc. (a)	2,701,047	209,682,279
AEHR Test Systems (a)(b)	41,084	1,071,060
Allegro MicroSystems LLC (a)	108,029	3,364,023
Alpha & Omega Semiconductor Ltd. (a)	37,894	1,329,322
Ambarella, Inc. (a)	61,126	4,535,549
Amkor Technology, Inc.	168,326	4,716,495
Amtech Systems, Inc. (a)	21,399	234,105
Analog Devices, Inc.	869,671	149,505,142
Applied Materials, Inc.	1,456,374	159,618,590
Atomera, Inc. (a)(b)	43,547	371,456
Axcelis Technologies, Inc. (a)	55,990	4,471,361
AXT, Inc. (a)	69,951	371,440
Broadcom, Inc.	674,934	371,908,882
CEVA, Inc. (a)	39,602	1,075,986
Cirrus Logic, Inc. (a)	93,891	7,014,597
Cohu, Inc. (a)	78,600	2,815,452
Credo Technology Group Holding Ltd. (b)	149,799	2,086,700
CVD Equipment Corp. (a)	17,135	91,672
Diodes, Inc. (a)	75,851	6,995,738
Enphase Energy, Inc. (a)	226,378	72,574,523
Entegris, Inc.	249,234	19,263,296
Everspin Technologies, Inc. (a)	20,884	141,176
First Solar, Inc. (a)	165,693	28,587,013
FormFactor, Inc. (a)	127,141	2,933,143
GSI Technology, Inc. (a)	19,727	47,542
Ichor Holdings Ltd. (a)	47,923	1,427,147
Impinj, Inc. (a)	34,903	4,451,878
indie Semiconductor, Inc. (a)(b)	107,330	881,179
Intel Corp.	6,864,551	206,417,049
Intest Corp. (a)	15,245	173,031
KLA Corp.	237,405	93,335,776
Kopin Corp. (a)	114,030	184,729
Kulicke & Soffa Industries, Inc.	95,751	4,591,260
Lam Research Corp.	229,335	108,333,267
Lattice Semiconductor Corp. (a)	229,841	16,739,320
MACOM Technology Solutions Holdings, Inc. (a)	84,794	5,824,500
Marvell Technology, Inc.	1,421,941	66,148,695
MaxLinear, Inc. Class A (a)	120,247	4,401,040
Meta Materials, Inc. (a)(b)	552,168	1,049,119
Microchip Technology, Inc.	923,571	73,137,587
Micron Technology, Inc.	1,845,072	106,368,401
MKS Instruments, Inc.	95,239	7,986,743
Monolithic Power Systems, Inc.	74,356	28,401,018
Navitas Semiconductor Corp. (a)(b)	131,697	626,878
NVE Corp.	8,223	523,887
NVIDIA Corp.	4,188,173	708,764,517
NXP Semiconductors NV	438,909	77,177,759
onsemi (a)	724,294	54,466,909
Onto Innovation, Inc. (a)	83,793	6,699,250
PDF Solutions, Inc. (a)	48,536	1,522,574
Peraso, Inc. (a)	10,535	11,905
Photronics, Inc. (a)	106,745	2,006,806
Pixelworks, Inc. (a)	76,064	110,293
Power Integrations, Inc.	96,155	7,738,554
Qorvo, Inc. (a)	172,511	17,121,717
Qualcomm, Inc.	1,877,896	237,535,065
QuickLogic Corp. (a)(b)	18,425	113,130
Rambus, Inc. (a)	185,112	7,104,599
Rigetti Computing, Inc. Class A (a)	126,829	164,878
Rockley Photonics Holdings Ltd. (a)(b)	125,391	26,332
Rubicon Technology, Inc. (a)	1,323	2,514
Semtech Corp. (a)	104,394	3,209,072
Silicon Laboratories, Inc. (a)	57,714	8,393,924
SiTime Corp. (a)	26,454	2,789,839
SkyWater Technology, Inc. (a)(b)	10,876	107,346
Skyworks Solutions, Inc.	268,356	25,660,201
SMART Global Holdings, Inc. (a)(b)	82,494	1,394,974
SolarEdge Technologies, Inc. (a)	93,013	27,797,865
Synaptics, Inc. (a)	66,989	7,098,824
Teradyne, Inc.	261,996	24,483,526
Texas Instruments, Inc.	1,526,263	275,429,421
Transphorm, Inc. (a)	41,271	237,308
Ultra Clean Holdings, Inc. (a)	77,860	2,774,152
Universal Display Corp.	72,147	8,125,195
Veeco Instruments, Inc. (a)(b)	89,096	1,771,228
Wolfspeed, Inc. (a)(b)	206,860	18,807,711
		3,315,081,357
Software - 8.3%
8x8, Inc. (a)(b)	217,741	931,931
A10 Networks, Inc.	110,232	2,062,441
ACI Worldwide, Inc. (a)	193,880	4,052,092
Adeia, Inc.	172,052	1,901,175
Adobe, Inc. (a)	782,784	270,005,685
Agilysys, Inc. (a)	32,616	2,165,702
Alarm.com Holdings, Inc. (a)	83,501	4,166,700
Alkami Technology, Inc. (a)	61,592	774,211
Altair Engineering, Inc. Class A (a)(b)	87,287	4,283,173
Alteryx, Inc. Class A (a)	101,859	4,568,376
American Software, Inc. Class A	62,151	920,456
Amplitude, Inc. (a)(b)	85,735	1,227,725
ANSYS, Inc. (a)	145,705	37,052,782
AppFolio, Inc. (a)	31,569	3,601,707
Appian Corp. Class A (a)(b)	67,902	2,582,313
AppLovin Corp. (a)(b)	201,592	2,904,941
Arteris, Inc. (a)	27,867	137,942
Asana, Inc. (a)(b)	124,497	2,260,866
Aspen Technology, Inc. (a)	48,108	11,088,894
Asure Software, Inc. (a)	20,009	157,071
AudioEye, Inc. (a)(b)	7,282	33,934
Authid, Inc. (a)	52,473	58,245
Autodesk, Inc. (a)	363,098	73,327,641
Avaya Holdings Corp. (a)(b)	136,835	132,183
AvePoint, Inc. (a)(b)	168,039	793,144
Benefitfocus, Inc. (a)	47,410	491,642
Bentley Systems, Inc. Class B	327,054	12,954,609
Bill.Com Holdings, Inc. (a)	157,109	18,919,066
Black Knight, Inc. (a)	260,375	16,140,646
Blackbaud, Inc. (a)	73,535	4,358,419
BlackLine, Inc. (a)	91,488	6,192,823
Blend Labs, Inc. (a)	277,956	366,902
Box, Inc. Class A (a)	242,551	6,658,025
Braze, Inc.	50,276	1,292,093
BSQUARE Corp. (a)	7,885	8,595
BTCS, Inc.	11,578	11,925
BTRS Holdings, Inc. (a)	144,853	1,371,758
C3.ai, Inc. (a)(b)	136,661	1,777,960
Cadence Design Systems, Inc. (a)	457,524	78,712,429
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	174,317	1,603,716
Cerence, Inc. (a)	64,901	1,331,120
Ceridian HCM Holding, Inc. (a)	254,869	17,443,234
Cipher Mining, Inc. (a)(b)	86,576	67,668
Cleanspark, Inc. (a)(b)	82,515	185,659
Clear Secure, Inc.	117,698	3,658,054
Clearwater Analytics Holdings, Inc. (a)(b)	85,830	1,610,171
CommVault Systems, Inc. (a)	75,435	4,978,710
Confluent, Inc. (a)(b)	237,619	5,472,366
Consensus Cloud Solutions, Inc. (a)	29,570	1,679,280
CoreCard Corp. (a)	9,899	296,079
Couchbase, Inc. (a)(b)	41,590	565,624
Coupa Software, Inc. (a)	127,077	8,036,349
Crowdstrike Holdings, Inc. (a)	356,872	41,985,991
CS Disco, Inc. (a)	29,508	230,753
Cvent Holding Corp. (a)	106,132	594,339
Datadog, Inc. Class A (a)	413,886	31,364,281
DatChat, Inc. (a)	1,409	668
Dave, Inc. (a)(b)	318,524	129,767
Digimarc Corp. (a)(b)	21,760	484,813
Digital Turbine, Inc. (a)	148,722	2,715,664
DocuSign, Inc. (a)	334,829	15,760,401
Dolby Laboratories, Inc. Class A	102,222	7,653,361
Domo, Inc. Class B (a)	51,469	736,007
DoubleVerify Holdings, Inc. (a)	122,799	3,217,334
Dropbox, Inc. Class A (a)	462,258	10,890,798
Duck Creek Technologies, Inc. (a)	129,176	1,445,479
Dynatrace, Inc. (a)	337,299	13,070,336
E2open Parent Holdings, Inc. (a)(b)	292,971	1,725,599
Ebix, Inc.	39,031	741,199
eGain Communications Corp. (a)	36,168	318,278
Elastic NV (a)	128,847	7,884,148
Embark Technology, Inc. (a)(b)	23,945	98,653
Enfusion, Inc. Class A (a)	22,643	216,241
EngageSmart, Inc. (a)	50,009	848,653
Envestnet, Inc. (a)	92,470	5,457,579
Everbridge, Inc. (a)	67,342	2,198,043
EverCommerce, Inc. (a)	51,029	340,363
Expensify, Inc. (b)	73,559	703,960
Fair Isaac Corp. (a)	42,138	26,113,761
Five9, Inc. (a)	117,407	7,526,963
ForgeRock, Inc. (a)(b)	47,707	1,037,627
Fortinet, Inc. (a)	1,093,990	58,156,508
Freshworks, Inc. (a)(b)	239,605	3,541,362
GitLab, Inc. (a)(b)	90,134	3,564,800
Greenidge Generation Holdings, Inc. (a)(b)	12,717	8,135
GSE Systems, Inc. (a)	274	186
Guidewire Software, Inc. (a)	141,450	8,389,400
HashiCorp, Inc. (b)	66,774	1,822,930
HubSpot, Inc. (a)	80,410	24,366,642
Informatica, Inc. (a)(b)	62,946	1,081,412
Instructure Holdings, Inc. (a)(b)	29,511	741,021
Intapp, Inc. (a)	25,984	600,490
Intellicheck, Inc. (a)(b)	21,753	47,422
InterDigital, Inc.	49,320	2,474,384
Intrusion, Inc. (a)(b)	19,226	59,024
Intuit, Inc.	472,297	192,503,534
Inuvo, Inc. (a)(b)	121,663	36,256
IronNet, Inc. Class A (a)	100,061	43,727
Issuer Direct Corp. (a)	1,431	38,265
Jamf Holding Corp. (a)	74,753	1,590,744
Kaltura, Inc. (a)(b)	120,179	229,542
Kaspien Holdings, Inc. (a)(b)	105	87
KnowBe4, Inc. (a)	132,138	3,262,487
Latch, Inc. (a)(b)	154,028	138,302
LivePerson, Inc. (a)	116,570	1,368,532
Liveramp Holdings, Inc. (a)	113,355	2,489,276
Livevox Holdings, Inc. (a)(b)	31,761	71,780
Manhattan Associates, Inc. (a)	105,085	13,234,405
Marathon Digital Holdings, Inc. (a)(b)	182,667	1,154,455
Marin Software, Inc. (a)(b)	17,179	19,069
Matterport, Inc. (a)(b)	363,346	1,144,540
MeridianLink, Inc. (a)(b)	35,043	514,431
Microsoft Corp.	12,470,746	3,181,786,134
MicroStrategy, Inc. Class A (a)(b)	15,698	3,109,617
Mitek Systems, Inc. (a)	78,096	798,922
Model N, Inc. (a)	56,062	2,179,691
Momentive Global, Inc. (a)	217,446	1,724,347
N-able, Inc. (a)	116,706	1,310,608
nCino, Inc. (a)(b)	125,628	3,281,403
NCR Corp. (a)	226,897	5,416,031
NetSol Technologies, Inc. (a)	11,760	36,221
New Relic, Inc. (a)	96,992	5,457,740
Nextnav, Inc. (a)	28,910	95,114
NortonLifeLock, Inc.	988,040	22,685,398
Nutanix, Inc. Class A (a)	376,510	10,640,173
Oblong, Inc. (a)(b)	15,734	2,831
Olo, Inc. (a)(b)	170,558	1,212,667
ON24, Inc. (a)	74,525	570,116
Onespan, Inc. (a)	60,732	763,401
Oracle Corp.	2,539,839	210,882,832
Pagerduty, Inc. (a)(b)	136,774	3,041,854
Palantir Technologies, Inc. (a)(b)	2,919,074	21,893,055
Palo Alto Networks, Inc. (a)	499,460	84,858,254
Park City Group, Inc.	13,889	71,945
Paycom Software, Inc. (a)	81,235	27,546,789
Paycor HCM, Inc. (a)(b)	78,097	2,258,565
Paylocity Holding Corp. (a)	68,511	14,923,751
Pegasystems, Inc.	70,044	2,539,095
Phunware, Inc. (a)(b)	166,087	177,713
PowerSchool Holdings, Inc. (a)	53,700	1,096,017
Procore Technologies, Inc. (a)(b)	115,562	5,659,071
Progress Software Corp.	72,510	3,866,233
PROS Holdings, Inc. (a)	68,199	1,624,500
PTC, Inc. (a)	176,353	22,433,865
Q2 Holdings, Inc. (a)	94,874	2,580,573
Qualtrics International, Inc. (a)	178,358	1,829,953
Qualys, Inc. (a)	58,654	7,233,211
Quantum Computing, Inc. (a)(b)	39,536	87,375
Qumu Corp. (a)	15,357	7,986
Rapid7, Inc. (a)	100,583	2,957,140
RealNetworks, Inc. (a)	24,148	17,459
Rekor Systems, Inc. (a)(b)	55,063	54,243
Rimini Street, Inc. (a)	85,187	357,785
RingCentral, Inc. (a)	126,855	4,701,246
Riot Blockchain, Inc. (a)(b)	224,647	1,044,609
Roper Technologies, Inc.	177,119	77,735,758
Salesforce.com, Inc. (a)	1,665,581	266,909,355
Samsara, Inc. (b)	134,676	1,283,462
SeaChange International, Inc. (a)	41,040	18,530
SecureWorks Corp. (a)	18,591	133,483
Semrush Holdings, Inc. (a)(b)	60,004	568,838
SentinelOne, Inc. (a)(b)	333,949	4,842,261
ServiceNow, Inc. (a)	338,216	140,799,321
ShotSpotter, Inc. (a)	15,062	505,029
Smartsheet, Inc. (a)	218,169	6,706,515
Smith Micro Software, Inc. (a)(b)	72,155	162,349
SolarWinds, Inc. (a)	72,102	630,171
Soluna Holdings, Inc. (a)(b)	9,510	7,573
SoundHound AI, Inc. (a)(b)	200,205	256,262
Splunk, Inc. (a)	247,709	19,242,035
Sprinklr, Inc. (a)	97,970	840,583
Sprout Social, Inc. (a)	78,934	4,680,786
SPS Commerce, Inc. (a)	60,397	8,592,077
SRAX, Inc. (a)(b)	35,558	64,004
Stronghold Digital Mining, Inc. Class A (a)(b)	11,479	8,380
Sumo Logic, Inc. (a)	177,477	1,348,825
Synchronoss Technologies, Inc. (a)	125,684	116,886
Synopsys, Inc. (a)	255,545	86,767,749
Telos Corp. (a)	87,648	359,357
Tenable Holdings, Inc. (a)	187,534	7,160,048
Teradata Corp. (a)	172,382	5,886,845
TeraWulf, Inc. (a)	49,447	41,041
Tyler Technologies, Inc. (a)	69,483	23,814,603
UiPath, Inc. Class A (a)	586,641	7,315,413
Unity Software, Inc. (a)(b)	372,118	14,702,382
Upland Software, Inc. (a)	45,690	344,503
UserTesting, Inc. (a)	74,308	551,365
Varonis Systems, Inc. (a)	185,335	3,936,515
Verb Technology Co., Inc. (a)(b)	169,772	27,707
Verint Systems, Inc. (a)	106,920	4,205,164
Veritone, Inc. (a)(b)	47,975	323,352
Vertex, Inc. Class A (a)(b)	59,657	1,024,907
Viant Technology, Inc. (a)	17,145	65,494
VirnetX Holding Corp. (a)(b)	93,487	122,468
VMware, Inc. Class A	344,366	41,837,025
Weave Communications, Inc.	47,373	186,650
Workday, Inc. Class A (a)	334,914	56,232,061
Workiva, Inc. (a)	75,216	6,059,401
Xperi, Inc. (a)	68,820	737,062
Yext, Inc. (a)	188,838	1,006,507
ZeroFox Holdings, Inc. (a)(b)	50,826	228,717
Zeta Global Holdings Corp. (a)	204,789	1,716,132
Zoom Video Communications, Inc. Class A (a)	370,731	27,964,239
Zscaler, Inc. (a)	140,149	18,702,884
Zuora, Inc. (a)	203,831	1,565,422
		5,648,713,488
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	25,261,127	3,739,404,594
Astro-Med, Inc. (a)	8,893	104,493
Avid Technology, Inc. (a)	56,341	1,582,055
Boxlight Corp. (a)	66,134	26,798
CompoSecure, Inc. (a)(b)	7,956	39,860
Corsair Gaming, Inc. (a)(b)	71,715	1,209,832
CPI Card Group (a)(b)	8,059	193,416
Dell Technologies, Inc.	442,532	19,821,008
Diebold Nixdorf, Inc. (a)	123,042	264,540
Eastman Kodak Co. (a)(b)	124,455	526,445
Hewlett Packard Enterprise Co.	2,170,900	36,427,702
HP, Inc.	1,521,046	45,692,222
Immersion Corp.	49,764	361,287
Intevac, Inc. (a)	41,497	238,193
IonQ, Inc. (a)(b)	248,953	1,284,597
Movano, Inc. (a)	47,458	88,746
NetApp, Inc.	367,121	24,821,051
One Stop Systems, Inc. (a)	15,326	48,124
Pure Storage, Inc. Class A (a)	466,696	13,622,856
Quantum Corp. (a)	184,996	234,945
Seagate Technology Holdings PLC	326,386	17,288,666
Socket Mobile, Inc. (a)(b)	1,516	3,077
Sonim Technologies, Inc. (a)	6,807	2,811
Super Micro Computer, Inc. (a)	75,921	6,850,352
Transact Technologies, Inc. (a)(b)	14,803	93,999
Turtle Beach Corp. (a)	27,960	267,018
Western Digital Corp. (a)	524,287	19,267,547
Xerox Holdings Corp.	188,855	3,080,225
		3,932,846,459
TOTAL INFORMATION TECHNOLOGY		16,990,359,615
MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	27,740	77,395
AdvanSix, Inc.	47,037	1,936,043
AgroFresh Solutions, Inc. (a)	31,343	92,462
Air Products & Chemicals, Inc.	371,233	115,141,627
Albemarle Corp.	195,762	54,419,878
American Vanguard Corp.	50,212	1,154,876
Amyris, Inc. (a)(b)	376,648	651,601
Ashland, Inc.	83,601	9,352,444
Aspen Aerogels, Inc. (a)	50,165	604,990
Avient Corp.	144,842	5,012,982
Axalta Coating Systems Ltd. (a)	370,077	9,932,867
Balchem Corp.	53,770	7,570,816
Cabot Corp.	92,887	6,838,341
Celanese Corp. Class A	166,394	17,854,076
CF Industries Holdings, Inc.	333,240	36,053,236
Chase Corp.	13,412	1,274,140
Core Molding Technologies, Inc. (a)	12,523	135,374
Corteva, Inc.	1,200,635	80,634,647
Danimer Scientific, Inc. (a)(b)	137,656	366,165
Diversey Holdings Ltd. (a)	131,356	675,170
Dow, Inc.	1,202,735	61,303,403
DuPont de Nemours, Inc.	837,323	59,039,645
Eastman Chemical Co.	204,569	17,719,767
Ecolab, Inc.	414,508	62,105,734
Ecovyst, Inc. (a)	115,755	1,075,364
Element Solutions, Inc.	384,097	7,512,937
Flotek Industries, Inc. (a)(b)	92,584	112,027
FMC Corp.	210,362	27,481,692
FutureFuel Corp.	46,867	414,304
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,369,855	2,726,011
H.B. Fuller Co.	89,115	7,156,826
Hawkins, Inc.	32,114	1,335,942
Huntsman Corp.	316,432	8,790,481
Ingevity Corp. (a)	58,753	4,598,597
Innospec, Inc.	40,928	4,538,506
International Flavors & Fragrances, Inc.	426,738	45,157,415
Intrepid Potash, Inc. (a)	16,359	589,742
Koppers Holdings, Inc.	36,431	1,085,279
Kronos Worldwide, Inc.	48,675	448,297
Linde PLC	833,320	280,395,514
Livent Corp. (a)(b)	297,876	8,337,549
Loop Industries, Inc. (a)	33,272	93,162
LSB Industries, Inc. (a)	82,165	1,267,806
LyondellBasell Industries NV Class A	424,802	36,112,418
Mativ, Inc.	90,925	1,888,512
Minerals Technologies, Inc.	55,301	3,334,097
NewMarket Corp.	11,906	3,762,534
Northern Technologies International Corp.	7,327	95,251
Olin Corp.	224,971	12,818,848
Origin Materials, Inc. Class A (a)(b)	205,325	1,143,660
Orion Engineered Carbons SA	98,087	1,842,074
Perimeter Solutions SA (a)	255,060	2,764,850
PPG Industries, Inc.	392,802	53,114,686
PureCycle Technologies, Inc. (a)(b)	217,809	1,511,594
Quaker Houghton	23,163	4,558,247
Rayonier Advanced Materials, Inc. (a)	100,330	776,554
RPM International, Inc.	215,140	22,292,807
Sensient Technologies Corp.	70,015	5,230,821
Sherwin-Williams Co.	394,805	98,377,510
Stepan Co.	35,125	3,918,896
The Chemours Co. LLC	258,493	8,026,208
The Mosaic Co.	577,224	29,611,591
The Scotts Miracle-Gro Co. Class A	69,124	3,866,105
Tredegar Corp.	40,525	419,029
Trinseo PLC	62,069	1,530,001
Tronox Holdings PLC	187,909	2,655,154
Valhi, Inc.	4,257	94,761
Valvoline, Inc.	294,241	9,704,068
Westlake Corp.	57,446	6,184,062
		1,268,699,468
Construction Materials - 0.1%
Eagle Materials, Inc.	63,673	8,681,177
Martin Marietta Materials, Inc.	103,899	38,076,906
Smith-Midland Corp. (a)	5,629	128,341
Summit Materials, Inc. (a)	197,539	5,983,456
United States Lime & Minerals, Inc.	4,636	644,311
Vulcan Materials Co.	223,116	40,903,856
		94,418,047
Containers & Packaging - 0.4%
Amcor PLC	2,513,619	31,043,195
Aptargroup, Inc.	108,827	11,550,898
Avery Dennison Corp.	135,678	26,230,628
Ball Corp.	525,921	29,493,650
Berry Global Group, Inc.	209,178	12,257,831
Crown Holdings, Inc.	202,419	16,640,866
Cryptyde, Inc. (a)(b)	25,139	7,416
Graphic Packaging Holding Co.	511,698	11,758,820
Greif, Inc.:
Class A	41,128	2,891,710
Class B	11,807	887,178
International Paper Co.	604,547	22,440,785
Myers Industries, Inc.	59,545	1,389,780
O-I Glass, Inc. (a)	259,010	4,250,354
Packaging Corp. of America	156,397	21,252,788
Pactiv Evergreen, Inc.	69,904	813,683
Ranpak Holdings Corp. (A Shares) (a)	65,732	355,610
Sealed Air Corp.	242,063	12,885,013
Silgan Holdings, Inc.	139,752	7,392,881
Sonoco Products Co.	162,155	9,951,452
TriMas Corp.	70,955	1,940,619
WestRock Co.	424,173	16,084,640
		241,519,797
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	49,444	553,773
Alcoa Corp.	301,225	15,100,409
Alpha Metallurgical Resources	26,375	4,516,191
Ampco-Pittsburgh Corp. (a)(b)	10,622	32,185
Arconic Corp. (a)	173,197	4,127,285
Ascent Industries Co. (a)	13,621	144,791
ATI, Inc. (a)	217,164	6,625,674
Carpenter Technology Corp.	79,688	3,271,989
Century Aluminum Co. (a)	81,655	735,712
Cleveland-Cliffs, Inc. (a)	864,062	13,375,680
Coeur d'Alene Mines Corp. (a)	497,478	1,741,173
Commercial Metals Co.	202,186	9,951,595
Compass Minerals International, Inc.	57,661	2,557,265
Contango ORE, Inc. (a)(b)	5,702	127,212
Dakota Gold Corp. (a)	90,101	304,541
Freeport-McMoRan, Inc.	2,390,834	95,155,193
Friedman Industries	10,864	98,645
Gatos Silver, Inc. (a)	77,452	295,092
Gold Resource Corp.	159,439	259,886
Golden Minerals Co. (a)	97,441	23,152
Haynes International, Inc.	21,795	1,088,878
Hecla Mining Co.	929,394	5,065,197
Hycroft Mining Holding Corp. (a)	273,755	197,186
Idaho Strategic Resources, Inc. (a)(b)	19,075	105,103
Kaiser Aluminum Corp.	26,703	2,413,951
Materion Corp.	34,822	2,805,260
McEwen Mining, Inc. (a)(b)	59,588	324,755
MP Materials Corp. (a)(b)	154,925	5,151,256
Newmont Corp.	1,327,084	62,996,677
Nucor Corp.	438,102	65,693,395
Olympic Steel, Inc.	15,009	526,666
Paramount Gold Nevada Corp. (a)(b)	5,612	2,052
Piedmont Lithium, Inc. (a)(b)	27,991	1,613,961
Ramaco Resources, Inc.	41,092	470,503
Reliance Steel & Aluminum Co.	100,498	21,234,222
Royal Gold, Inc.	109,246	12,271,603
Ryerson Holding Corp.	33,808	996,998
Schnitzer Steel Industries, Inc. Class A	43,053	1,478,009
Solitario Exploration & Royalty Corp. (a)(b)	12,775	7,410
Steel Dynamics, Inc.	289,323	30,069,339
SunCoke Energy, Inc.	141,952	1,200,914
TimkenSteel Corp. (a)	70,027	1,309,505
U.S. Antimony Corp. (a)(b)	69,277	25,078
U.S. Gold Corp. (a)	4,474	18,970
United States Steel Corp.	397,844	10,459,319
Universal Stainless & Alloy Products, Inc. (a)	11,782	87,422
Warrior Metropolitan Coal, Inc.	86,670	3,191,189
Worthington Industries, Inc.	49,729	2,821,623
		392,623,884
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	27,194	1,061,382
Glatfelter Corp.	77,025	267,277
Louisiana-Pacific Corp.	122,825	7,836,235
Mercer International, Inc. (SBI)	69,747	962,509
Resolute Forest Products, Inc. (a)	76,819	1,620,881
Sylvamo Corp.	56,337	3,047,268
		14,795,552
TOTAL MATERIALS		2,012,056,748
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	172,709	2,656,264
Agree Realty Corp.	133,908	9,366,865
Alexander & Baldwin, Inc.	122,362	2,416,650
Alexanders, Inc.	4,201	1,026,052
Alexandria Real Estate Equities, Inc.	248,903	38,731,796
Alpine Income Property Trust, Inc.	17,803	338,613
American Assets Trust, Inc.	89,582	2,623,857
American Homes 4 Rent Class A	507,172	16,772,178
American Tower Corp.	779,166	172,390,478
Americold Realty Trust	450,651	13,451,932
Apartment Income (REIT) Corp.	258,647	9,841,518
Apartment Investment & Management Co. Class A	255,032	2,137,168
Apple Hospitality (REIT), Inc.	355,631	6,067,065
Armada Hoffler Properties, Inc.	121,666	1,478,242
Ashford Hospitality Trust, Inc. (a)	61,890	402,904
AvalonBay Communities, Inc.	233,627	40,861,362
Bluerock Homes Trust, Inc. (a)	5,498	134,811
Boston Properties, Inc.	238,037	17,157,707
Braemar Hotels & Resorts, Inc.	89,458	330,100
Brandywine Realty Trust (SBI)	297,178	2,053,500
Brixmor Property Group, Inc.	496,598	11,511,142
Broadstone Net Lease, Inc.	293,545	4,981,459
BRT Apartments Corp.	21,219	437,748
Camden Property Trust (SBI)	177,877	21,403,939
CareTrust (REIT), Inc.	164,186	3,250,883
CBL & Associates Properties, Inc.	40,932	1,248,426
Centerspace	24,687	1,592,312
Chatham Lodging Trust	86,951	1,162,535
City Office REIT, Inc.	79,355	784,821
Clipper Realty, Inc.	18,245	138,297
Community Healthcare Trust, Inc.	39,903	1,406,980
CorEnergy Infrastructure Trust, Inc.	20,064	69,421
Corporate Office Properties Trust (SBI)	192,356	5,341,726
Cousins Properties, Inc.	253,716	6,693,028
Creative Media & Community Trust Corp.	40,536	244,432
Crown Castle International Corp.	723,959	102,389,521
CTO Realty Growth, Inc.	29,238	613,121
CubeSmart	375,622	15,546,995
DiamondRock Hospitality Co.	357,301	3,362,202
Digital Realty Trust, Inc.	481,103	54,104,843
Diversified Healthcare Trust (SBI)	369,964	366,264
Douglas Emmett, Inc.	292,424	5,064,784
Easterly Government Properties, Inc.	148,553	2,353,080
EastGroup Properties, Inc.	73,157	11,356,893
Elme Communities (SBI)	148,795	2,940,189
Empire State Realty Trust, Inc.	226,638	1,747,379
EPR Properties	125,821	5,235,412
Equinix, Inc.	152,253	105,153,534
Equity Commonwealth	183,105	4,960,314
Equity Lifestyle Properties, Inc.	293,065	19,465,377
Equity Residential (SBI)	567,409	36,802,148
Essential Properties Realty Trust, Inc.	243,777	5,658,064
Essex Property Trust, Inc.	109,246	24,075,633
Extra Space Storage, Inc.	223,830	35,967,243
Farmland Partners, Inc.	82,365	1,093,807
Federal Realty Investment Trust (SBI)	121,797	13,531,647
First Industrial Realty Trust, Inc.	219,523	11,096,888
Four Corners Property Trust, Inc.	138,537	3,759,894
Franklin Street Properties Corp.	166,446	486,022
Gaming & Leisure Properties	429,447	22,593,207
Getty Realty Corp.	72,568	2,396,195
Gladstone Commercial Corp.	68,755	1,305,657
Gladstone Land Corp.	56,337	1,157,162
Global Medical REIT, Inc.	111,695	1,128,120
Global Net Lease, Inc.	177,350	2,399,546
Global Self Storage, Inc.	28,364	144,656
Healthcare Trust of America, Inc.	640,634	13,152,216
Healthpeak Properties, Inc.	901,971	23,685,758
Hersha Hospitality Trust	63,989	616,214
Highwoods Properties, Inc. (SBI)	181,176	5,399,045
Host Hotels & Resorts, Inc.	1,193,290	22,600,913
Hudson Pacific Properties, Inc.	218,002	2,520,103
Independence Realty Trust, Inc.	368,967	6,685,682
Indus Realty Trust, Inc.	10,779	689,856
Industrial Logistics Properties Trust	114,465	465,873
InvenTrust Properties Corp.	112,715	2,897,903
Invitation Homes, Inc.	970,344	31,662,325
Iron Mountain, Inc.	485,149	26,358,145
iStar Financial, Inc.	143,372	1,151,277
JBG SMITH Properties	169,767	3,498,898
Kilroy Realty Corp.	175,013	7,564,062
Kimco Realty Corp.	1,032,964	23,675,535
Kite Realty Group Trust	370,600	8,449,680
Lamar Advertising Co. Class A	145,626	14,582,988
Life Storage, Inc.	141,178	15,175,223
LTC Properties, Inc.	68,775	2,702,170
LXP Industrial Trust (REIT)	476,107	5,122,911
Medical Properties Trust, Inc.	1,001,913	13,145,099
Mid-America Apartment Communities, Inc.	193,455	31,896,860
Modiv, Inc.	11,324	150,043
National Health Investors, Inc.	77,251	4,346,141
National Retail Properties, Inc.	296,047	13,724,739
National Storage Affiliates Trust	141,797	5,644,939
Necessity Retail (REIT), Inc./The	214,470	1,432,660
NETSTREIT Corp.	90,869	1,774,672
New York City REIT, Inc.	22,015	50,414
NexPoint Residential Trust, Inc.	40,319	1,938,941
Office Properties Income Trust	81,752	1,249,988
Omega Healthcare Investors, Inc.	390,749	11,831,880
One Liberty Properties, Inc.	29,137	694,626
Orion Office (REIT), Inc.	103,850	964,767
Outfront Media, Inc.	246,675	4,511,686
Paramount Group, Inc.	297,476	1,939,544
Park Hotels & Resorts, Inc.	379,446	4,868,292
Pebblebrook Hotel Trust	222,276	3,700,895
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	5,498	13,553
Phillips Edison & Co., Inc.	198,094	6,384,570
Physicians Realty Trust	374,546	5,591,972
Piedmont Office Realty Trust, Inc. Class A	206,647	2,151,195
Plymouth Industrial REIT, Inc.	65,848	1,363,054
Postal Realty Trust, Inc.	34,051	527,450
Potlatch Corp.	133,821	6,395,306
Prologis (REIT), Inc.	1,546,348	182,144,331
Public Storage	264,289	78,747,550
Rayonier, Inc.	243,026	8,719,773
Realty Income Corp.	1,036,112	65,347,584
Regency Centers Corp.	257,305	17,092,771
Retail Opportunity Investments Corp.	218,906	3,338,317
Rexford Industrial Realty, Inc.	286,799	15,857,117
RLJ Lodging Trust	270,255	3,275,491
RPT Realty	156,253	1,750,034
Ryman Hospitality Properties, Inc.	92,621	8,477,600
Sabra Health Care REIT, Inc.	388,935	5,021,151
Safehold, Inc.	41,317	1,219,678
Saul Centers, Inc.	24,642	1,062,070
SBA Communications Corp. Class A	180,255	53,950,322
Service Properties Trust	270,254	2,121,494
Simon Property Group, Inc.	546,750	65,303,820
SITE Centers Corp.	322,154	4,378,073
SL Green Realty Corp.	110,868	4,652,021
Sotherly Hotels, Inc. (a)	1,919	3,723
Spirit Realty Capital, Inc.	228,749	9,474,784
Stag Industrial, Inc.	301,147	9,910,748
Store Capital Corp.	444,166	14,168,895
Summit Hotel Properties, Inc.	187,072	1,599,466
Sun Communities, Inc.	206,527	30,338,816
Sunstone Hotel Investors, Inc.	357,349	3,927,266
Tanger Factory Outlet Centers, Inc.	176,158	3,426,273
Terreno Realty Corp.	112,507	6,597,410
The Macerich Co.	368,331	4,677,804
UDR, Inc.	509,937	21,147,087
UMH Properties, Inc.	89,761	1,580,691
Uniti Group, Inc.	398,282	3,034,909
Universal Health Realty Income Trust (SBI)	23,068	1,210,839
Urban Edge Properties	203,917	3,207,614
Urstadt Biddle Properties, Inc. Class A	59,716	1,142,367
Ventas, Inc.	669,740	31,163,002
Veris Residential, Inc. (a)	135,701	2,179,358
VICI Properties, Inc.	1,616,802	55,294,628
Vornado Realty Trust	266,721	6,745,374
Welltower, Inc.	775,610	55,091,578
Weyerhaeuser Co.	1,237,557	40,480,489
Wheeler REIT, Inc. (a)	4,774	8,593
Whitestone REIT Class B	74,493	724,817
WP Carey, Inc.	346,836	27,330,677
Xenia Hotels & Resorts, Inc.	190,160	2,932,267
		2,103,570,743
Real Estate Management & Development - 0.2%
Alset, Inc. (a)(b)	9,493	2,408
Altisource Asset Management Corp. (a)(b)	2,244	43,511
Altisource Portfolio Solutions SA (a)	15,310	231,028
American Realty Investments, Inc. (a)	4,842	102,311
Amrep Corp. (a)	2,310	26,565
Anywhere Real Estate, Inc. (a)	188,869	1,425,961
CBRE Group, Inc. (a)	536,421	42,699,112
Compass, Inc. (a)	422,005	1,261,795
Comstock Holding Companies, Inc. (a)	1,055	4,558
Cushman & Wakefield PLC (a)	266,563	3,044,149
Digitalbridge Group, Inc.	243,878	3,519,160
Doma Holdings, Inc. Class A (a)(b)	290,170	114,617
Douglas Elliman, Inc.	116,480	479,898
eXp World Holdings, Inc. (b)	121,800	1,591,926
Fathom Holdings, Inc. (a)(b)	11,335	55,428
Forestar Group, Inc. (a)	28,176	417,850
FRP Holdings, Inc. (a)	12,591	766,792
Howard Hughes Corp. (a)	59,715	4,451,156
Jones Lang LaSalle, Inc. (a)	79,942	13,443,846
Kennedy-Wilson Holdings, Inc.	203,945	3,471,144
Marcus & Millichap, Inc.	42,520	1,583,445
Maui Land & Pineapple, Inc. (a)	22,080	205,786
Newmark Group, Inc.	214,302	1,817,281
Offerpad Solutions, Inc. (a)(b)	130,169	92,420
Opendoor Technologies, Inc. (a)(b)	829,549	1,534,666
Rafael Holdings, Inc. (a)	15,875	31,115
RE/MAX Holdings, Inc.	28,435	591,448
Redfin Corp. (a)(b)	182,569	978,570
Seritage Growth Properties (a)(b)	62,696	750,471
Stratus Properties, Inc.	9,831	238,893
Tejon Ranch Co. (a)	38,006	744,918
The RMR Group, Inc.	23,696	685,051
The St. Joe Co.	58,689	2,255,418
Transcontinental Realty Investors, Inc. (a)	7,237	306,487
Trinity Place Holdings, Inc. (a)	9,882	4,793
WeWork, Inc. (a)(b)	390,511	1,077,810
Zillow Group, Inc.:
Class A (a)	108,370	4,053,038
Class C (a)(b)	266,430	10,119,011
		104,223,836
TOTAL REAL ESTATE		2,207,794,579
UTILITIES - 2.9%
Electric Utilities - 1.8%
Allete, Inc.	96,518	6,389,492
Alliant Energy Corp.	418,980	23,588,574
American Electric Power Co., Inc.	858,310	83,084,408
Avangrid, Inc.	119,685	5,118,927
Constellation Energy Corp.	546,276	52,508,049
Duke Energy Corp.	1,286,912	128,601,116
Edison International	639,572	42,633,870
Entergy Corp.	340,378	39,575,750
Evergy, Inc.	384,319	22,755,528
Eversource Energy	578,384	47,924,898
Exelon Corp.	1,656,175	68,515,960
FirstEnergy Corp.	907,490	37,424,888
Genie Energy Ltd. Class B	35,001	348,960
Hawaiian Electric Industries, Inc.	183,969	7,557,447
IDACORP, Inc.	84,599	9,350,727
MGE Energy, Inc.	59,045	4,251,830
NextEra Energy, Inc.	3,285,809	278,308,022
NRG Energy, Inc.	392,192	16,648,550
OGE Energy Corp.	333,029	13,474,353
Otter Tail Corp.	70,768	4,219,896
PG&E Corp. (a)	2,690,443	42,239,955
Pinnacle West Capital Corp.	188,921	14,796,293
PNM Resources, Inc.	141,292	6,923,308
Portland General Electric Co. (b)	149,053	7,337,879
PPL Corp.	1,229,727	36,301,541
Southern Co.	1,776,640	120,171,930
Via Renewables, Inc. Class A,	22,429	144,891
Xcel Energy, Inc.	915,191	64,264,712
		1,184,461,754
Gas Utilities - 0.1%
Atmos Energy Corp.	232,656	27,965,251
Chesapeake Utilities Corp.	30,975	3,708,637
National Fuel Gas Co.	152,010	10,067,622
New Jersey Resources Corp.	159,211	7,920,747
Northwest Natural Holding Co.	59,059	2,959,446
ONE Gas, Inc.	93,436	8,124,260
RGC Resources, Inc.	11,687	283,760
South Jersey Industries, Inc.	199,625	6,926,988
Southwest Gas Corp.	103,453	7,082,392
Spire, Inc.	88,112	6,529,099
UGI Corp.	349,472	13,507,093
		95,075,295
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	59,285	423,888
Clearway Energy, Inc.:
Class A	52,418	1,725,601
Class C	143,131	5,072,563
Montauk Renewables, Inc. (a)(b)	104,280	1,258,660
Ormat Technologies, Inc. (b)	81,015	7,326,186
Sunnova Energy International, Inc. (a)(b)	166,813	3,808,341
The AES Corp.	1,113,935	32,215,000
Vistra Corp.	652,814	15,882,965
		67,713,204
Multi-Utilities - 0.8%
Ameren Corp.	431,971	38,583,650
Avista Corp.	122,426	5,053,745
Black Hills Corp.	109,893	7,871,636
CenterPoint Energy, Inc.	1,045,337	32,520,434
CMS Energy Corp.	486,319	29,699,501
Consolidated Edison, Inc.	592,207	58,059,974
Dominion Energy, Inc.	1,391,938	85,061,331
DTE Energy Co.	323,033	37,475,058
NiSource, Inc.	688,228	19,229,090
NorthWestern Energy Corp.	94,325	5,509,523
Public Service Enterprise Group, Inc.	833,908	50,493,129
Sempra Energy	525,931	87,404,473
Unitil Corp.	25,972	1,423,785
WEC Energy Group, Inc.	528,248	52,370,507
		510,755,836
Water Utilities - 0.1%
American States Water Co.	63,185	6,191,498
American Water Works Co., Inc.	303,027	45,987,378
Artesian Resources Corp. Class A	15,316	835,641
Cadiz, Inc. (a)(b)	51,666	109,532
California Water Service Group	92,437	6,001,934
Consolidated Water Co., Inc.	22,720	330,803
Essential Utilities, Inc.	398,506	19,223,929
Global Water Resources, Inc.	17,742	226,743
Middlesex Water Co.	29,842	2,788,735
Pure Cycle Corp. (a)	34,178	362,629
SJW Group	44,846	3,349,548
York Water Co.	26,043	1,189,905
		86,598,275
TOTAL UTILITIES		1,944,604,364
TOTAL COMMON STOCKS (Cost $40,735,831,122)		67,672,033,975

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	1,778

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $7,985,820)	8,000,000	7,949,538

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	34,145,197	34,152,026
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	725,840,045	725,912,629
TOTAL MONEY MARKET FUNDS (Cost $760,034,070)		760,064,655

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $41,503,853,089)	68,440,049,946
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(623,443,904)
NET ASSETS - 100.0%	67,816,606,042

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	194	Dec 2022	18,308,750	1,493,078	1,493,078
CME E-mini S&P 500 Index Contracts (United States)	605	Dec 2022	123,457,813	10,155,919	10,155,919
CME E-mini S&P MidCap 400 Index Contracts (United States)	34	Dec 2022	8,771,320	897,224	897,224

TOTAL FUTURES CONTRACTS					12,546,221
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,527,219.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	105,050,927	2,720,321,488	2,791,220,389	1,630,086	-	-	34,152,026	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	922,424,338	3,104,026,344	3,300,538,053	14,869,641	-	-	725,912,629	2.2%
Total	1,027,475,265	5,824,347,832	6,091,758,442	16,499,727	-	-	760,064,655

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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